UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22641

Franklin Alternative Strategies Funds

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _5/31

Date of reporting period: 8/31/16

Item 1. Schedule of Investments.

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)

Franklin K2 Alternative Strategies Fund		Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests	31.5%
Aerospace & Defense 0.0%†
[a]United Technologies Corp.		United States	807	$85,889
Air Freight & Logistics 0.2%
FedEx Corp.		United States	13,403	2,210,557
Airlines 0.4%
[b]Delta Air Lines Inc.		United States	37,646	1,383,491
[c]Latam Airlines, ADR		Chile	24,234	196,780
Southwest Airlines Co.		United States	2,144	79,071
[c]Virgin America Inc.		United States	45,167	2,515,350
				4,174,692
Auto Components 0.0%†
Delphi Automotive PLC		United Kingdom	476	33,634
Tung Thih Electronic Co. Ltd.		Taiwan	30,000	457,604
				491,238
Automobiles 0.1%
General Motors Co.		United States	1,544	49,284
Harley-Davidson Inc.		United States	7,389	389,400
[c]Peugeot SA		France	54,376	802,145
				1,240,829
Banks 0.1%
Bank of America Corp.		United States	37,800	610,092
Barclays PLC, ADR		United Kingdom	33,359	303,901
BB&T Corp.		United States	1,665	64,103
JPMorgan Chase & Co.		United States	2,656	179,280
PNC Financial Services Group Inc.		United States	794	71,539
US Bancorp		United States	1,400	61,810
Wells Fargo & Co.		United States	3,534	179,527
				1,470,252
Beverages 1.0%
[b]Anheuser-Busch InBev SA/NV, ADR		Belgium	25,411	3,151,726
[b]Brown-Forman Corp., B		United States	51,396	2,495,276
[a]Coca-Cola Co.		United States	3,433	149,095
Constellation Brands Inc., A		United States	319	52,332
Davide Campari-Milano SpA		Italy	133,281	1,450,258
Heineken NV		Netherlands	26,959	2,408,718
[b,c]Monster Beverage Corp.		United States	14,684	2,259,721
[a]PepsiCo Inc.		United States	1,266	135,146
				12,102,272
Biotechnology 2.4%
AbbVie Inc.		United States	1,286	82,433
[c]Aeglea BioTherapeutics Inc.		United States	12,577	70,808
[c]Agios Pharmaceuticals Inc.		United States	2,600	95,784
[c]Alexion Pharmaceuticals Inc.		United States	11,749	1,478,729
[c]Alnylam Pharmaceuticals Inc.		United States	13,302	929,145
[c]Amicus Therapeutics Inc.		United States	64,252	429,846
[c]Applied Genetic Technologies Corp.		United States	13,322	170,255
[c]Aptevo Therapeutics Inc.		United States	12,748	34,675
[c]Audentes Therapeutics Inc.		United States	5,084	79,514
[c]Avexis Inc.		United States	3,026	106,939
[c]BioCryst Pharmaceuticals Inc.		United States	17,746	72,936
[c]Biogen Inc.		United States	3,978	1,215,796
[c]BioMarin Pharmaceutical Inc.		United States	33,236	3,120,528
[c]Bluebird Bio Inc.		United States	14,604	720,561
[c]Celgene Corp.		United States	28,697	3,063,118
[c]Chimerix Inc.		United States	20,398	98,114
[c]Corvus Pharmaceuticals Inc.		United States	4,149	56,634
[c]DBV Technologies SA, ADR		France	7,323	253,229
[c]Epizyme Inc.		United States	26,491	193,649

Quarterly Consolidated Statement of Investments | See Notes to Consolidated Statements of Investments.

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)
Biotechnology (continued)
[c]Incyte Corp. Ltd.	United States	18,514	$1,501,485
[c,d]Inotek Pharmaceuticals Corp.	United States	22,967	163,066
[c]Insmed Inc.	United States	17,127	221,795
[c]MacroGenics Inc.	United States	3,766	112,264
[c]Medgenics Inc.	Israel	23,670	132,552
[a,c]Medivation Inc.	United States	68,912	5,551,551
[c]Natera Inc.	United States	10,082	100,316
[c]Neurocrine Biosciences Inc.	United States	5,952	288,434
[c]Nivalis Therapeutics Inc.	United States	3,238	20,691
[c]Otonomy Inc.	United States	18,290	300,870
[c]OvaScience Inc.	United States	30,801	187,578
[c]ProQR Therapeutics NV	Netherlands	34,168	200,566
[c]Proteostasis Therapeutics Inc.	United States	14,123	202,100
[c]Prothena Corp. PLC	Ireland	7,896	394,642
[c]PTC Therapeutics Inc.	United States	3,883	31,879
[c]Radius Health Inc.	United States	3,887	213,163
[c]Regeneron Pharmaceuticals Inc.	United States	3,130	1,228,681
[c]REGENXBIO Inc.	United States	2,470	28,924
[c]Retrophin Inc.	United States	11,309	181,170
[c]Sage Therapeutics Inc.	United States	12,968	482,021
[c]Sarepta Therapeutics Inc.	United States	16,094	419,571
Shire PLC, ADR	United States	11,782	2,205,355
[c]Syndax Pharmaceuticals Inc.	United States	3,033	43,008
[c]Tesaro Inc.	United States	14,904	1,262,220
[c]Trevena Inc.	United States	9,747	66,085
[c]Ultragenyx Pharmaceutical Inc.	United States	8,766	577,855
[c]Vertex Pharmaceuticals Inc.	United States	5,057	477,937
			28,868,472
Building Products 0.0%†
AO Smith Corp.	United States	3,205	309,218
Capital Markets 0.5%
[b]Moody's Corp.	United States	21,372	2,322,923
[b]SEI Investments Co.	United States	69,524	3,205,056
			5,527,979
Chemicals 1.1%
Axalta Coating Systems Ltd.	United States	18,029	515,990
[a]E. I. du Pont de Nemours & Co.	United States	734	51,086
[b,c]Ingevity Corp.	United States	18,434	818,101
Monsanto Co.	United States	22,025	2,345,662
PPG Industries Inc.	United States	2,903	307,370
[b]Sherwin-Williams Co.	United States	19,739	5,600,152
Syngenta AG, ADR	Switzerland	39,035	3,405,804
			13,044,165
Commercial Services & Supplies 0.5%
[c]Atento SA	Spain	80,872	816,807
Edenred	France	24,538	534,280
[c]Gategroup Holding AG	Switzerland	10,962	573,316
Tyco International PLC	United States	72,980	3,187,767
West Corp.	United States	22,456	526,144
			5,638,314
Communications Equipment 0.2%
[b,c]Arista Networks Inc.	United States	4,630	368,919
[c]Lumentum Holdings Inc.	United States	9,644	338,697
Nokia OYJ, A	Finland	217,066	1,220,315
[c]Oclaro Inc.	United States	44,722	352,409
			2,280,340

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)
Construction & Engineering 0.1%
Fluor Corp.	United States	30,378	$1,576,618
Construction Materials 0.2%
Buzzi Unicem SpA	Italy	21,283	452,486
HeidelbergCement AG	Germany	7,994	742,510
[b]Martin Marietta Materials Inc.	United States	6,917	1,266,019
			2,461,015
Containers & Packaging 0.1%
Ball Corp.	United States	11,895	941,965
International Paper Co.	United States	891	43,205
			985,170
Diversified Telecommunication Services 0.3%
CenturyLink Inc.	United States	909	25,270
Telecom Italia SpA, RSP	Italy	3,784,317	2,773,337
[a]Verizon Communications Inc.	United States	5,034	263,429
			3,062,036
Electric Utilities 0.6%
Exelon Corp.	United States	939	31,926
ITC Holdings Corp.	United States	132,174	5,976,908
[a]NextEra Energy Inc.	United States	1,423	172,098
PG&E Corp.	United States	1,944	120,411
Westar Energy Inc.	United States	12,136	666,752
			6,968,095
Electronic Equipment, Instruments & Components 0.5%
[c]Coherent Inc.	United States	5,223	549,355
[b]Ingram Micro Inc., A	United States	86,918	3,038,653
Largan Precision Co. Ltd.	Taiwan	4,000	448,780
[b,c]VeriFone Systems Inc.	United States	84,130	1,670,822
			5,707,610
Energy Equipment & Services 0.4%
[c]FMC Technologies Inc.	United States	116,626	3,288,853
[a]Halliburton Co.	United States	1,876	80,687
Schlumberger Ltd.	United States	10,243	809,197
			4,178,737
Food & Staples Retailing 0.8%
Casey's General Stores Inc.	United States	25,287	3,320,436
Costco Wholesale Corp.	United States	20,757	3,364,502
CVS Health Corp.	United States	10,827	1,011,242
Kroger Co.	United States	1,675	53,583
[c]Rite Aid Corp.	United States	157,162	1,183,430
			8,933,193
Food Products 0.4%
Greencore Group PLC	Ireland	67,445	310,864
Lindt & Spruengli AG	Switzerland	65	4,473,438
Mead Johnson Nutrition Co.	United States	618	52,573
			4,836,875
Health Care Equipment & Supplies 1.0%
[c]Alere Inc.	United States	9,189	359,565
[b]Becton Dickinson and Co.	United States	17,375	3,079,024
[c]Derma Sciences Inc.	United States	14,379	71,320
[c]DexCom Inc.	United States	7,042	641,456
[c]GenMark Diagnostics Inc.	United States	24,584	209,456
[b,c]IDEXX Laboratories Inc.	United States	23,767	2,678,065
Medtronic PLC	United States	11,117	967,512
[b]St. Jude Medical Inc.	United States	49,355	3,845,742
[c]TearLab Corp.	United States	58,623	46,019
			11,898,159

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)
Health Care Providers & Services 1.0%
[c]Acadia Healthcare Co. Inc.	United States	9,368	$479,548
Aetna Inc.	United States	14,891	1,744,034
Celesio AG	Germany	61,856	1,742,870
[c]Centene Corp.	United States	19,316	1,319,090
Cigna Corp.	United States	8,072	1,035,315
Humana Inc.	United States	14,102	2,520,168
UnitedHealth Group Inc.	United States	15,241	2,073,538
Universal Health Services Inc., B	United States	6,914	833,344
			11,747,907
Health Care Technology 0.0%†
[c]athenahealth Inc.	United States	1,681	205,805
Hotels, Restaurants & Leisure 1.3%
[b]Domino's Pizza Inc.	United States	20,391	3,049,882
[b]Hilton Worldwide Holdings Inc.	United States	155,695	3,716,440
McDonald's Corp.	United States	718	83,044
Sonic Corp.	United States	149,682	4,294,377
Starwood Hotels & Resorts Worldwide Inc.	United States	59,049	4,573,935
			15,717,678
Household Durables 0.2%
[b]CalAtlantic Group Inc.	United States	47,711	1,740,975
Whirlpool Corp.	United States	213	38,050
			1,779,025
Industrial Conglomerates 0.0%†
General Electric Co.	United States	4,562	142,517
Roper Technologies Inc.	United States	487	86,467
			228,984
Insurance 0.1%
Chubb Ltd.	United States	403	51,153
MetLife Inc.	United States	1,240	53,816
[b]W.R. Berkley Corp.	United States	21,375	1,269,034
[b]Willis Towers Watson PLC	United States	365	45,263
			1,419,266
Internet & Catalog Retail 0.7%
[b,c]Amazon.com Inc.	United States	3,479	2,675,908
Expedia Inc.	United States	12,126	1,323,189
[c]Priceline Group Inc.	United States	624	884,039
[b,c]TripAdvisor Inc.	United States	16,351	997,411
[b,c]Wayfair Inc., A	United States	57,657	2,220,371
			8,100,918
Internet & Direct Marketing Retail 0.1%
[c]Netflix Inc.	United States	13,150	1,281,468
Internet Software & Services 2.1%
[c]58.com Inc., ADR	China	3,300	150,150
[b,c]Akamai Technologies Inc.	United States	24,618	1,351,528
[b,c]Alibaba Group Holding Ltd., ADR	China	16,552	1,608,689
[b,c]Alphabet Inc., C	United States	1,306	1,001,767
[b,c]Alphabet Inc., A	United States	2,866	2,263,710
[b,c]Benefitfocus Inc.	United States	13,653	551,445
[c]CommerceHub Inc., C	United States	1,260	18,560
[b,c]CoStar Group Inc.	United States	545	112,951
[b,c]eBay Inc.	United States	27,081	870,925
[b,c]Facebook Inc.	United States	20,037	2,527,066
[b,c]LinkedIn Corp., A	United States	49,014	9,447,449
Naver Corp.	South Korea	132	100,036
Tencent Holdings Ltd.	China	17,600	457,835
[c]VeriSign Inc.	United States	11,379	847,167
[c]WebMD Health Corp.	United States	1,000	51,570

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)
Internet Software & Services (continued)
[c]Yahoo! Inc.	United States	61,468	$2,627,757
[c]Zillow Group Inc., A	United States	3,217	108,831
[c]Zillow Group Inc., C	United States	8,202	277,638
			24,375,074
IT Services 2.9%
Accenture PLC, A	United States	10,772	1,238,780
[b,c]Alliance Data Systems Corp.	United States	12,862	2,631,308
Automatic Data Processing Inc.	United States	27,330	2,454,507
[b]Cardtronics PLC, A	United States	27,067	1,215,579
[b,c]Cognizant Technology Solutions Corp., A	United States	25,686	1,475,404
DST Systems Inc.	United States	4,119	500,500
[b,c]EPAM Systems Inc.	United States	14,189	967,832
EVERTEC Inc.	Puerto Rico	36,163	616,941
[b,c]ExlService Holdings Inc.	United States	58,367	2,987,223
[c]Gartner Inc.	United States	2,459	223,769
[c]Genpact Ltd.	United States	122,465	2,897,522
[b]Global Payments Inc.	United States	55,738	4,233,301
[b]MasterCard Inc., A	United States	31,266	3,021,233
[c]PayPal Holdings Inc.	United States	56,375	2,094,331
[c]Syntel Inc.	United States	10,198	470,842
Total System Services Inc.	United States	9,700	477,725
[b,c]Vantiv Inc., A	United States	24,286	1,305,129
[a]Visa Inc., A	United States	31,720	2,566,148
[b,c]WEX Inc.	United States	26,387	2,620,493
[c,e]Worldpay Group PLC, 144A	United Kingdom	16,628	65,243
			34,063,810
Life Sciences Tools & Services 0.6%
Gerresheimer AG	Germany	23,577	1,957,956
[c]Illumina Inc.	United States	6,888	1,159,526
[c]Mettler-Toledo International Inc.	United States	2,431	979,863
[b]Thermo Fisher Scientific Inc.	United States	20,554	3,128,113
			7,225,458
Machinery 0.1%
Caterpillar Inc.	United States	650	53,268
Fortive Corp.	United States	13,544	713,362
Parker Hannifin Corp.	United States	3,259	399,325
			1,165,955
Marine 0.2%
Irish Continental Group PLC	Ireland	397,345	2,091,989
Media 1.4%
[c]Carmike Cinemas Inc.	United States	40,037	1,284,787
[b]CBS Corp., B	United States	41,459	2,115,653
[b,c]Charter Communications Inc., A	United States	5,608	1,442,434
[b]Comcast Corp., A	United States	11,051	721,188
[c]Dish Network Corp., A	United States	24,528	1,232,041
Entertainment One Ltd.	Canada	53,711	153,756
[b,c]Liberty Global PLC LiLAC, A	United Kingdom	11,882	334,241
[c]Liberty Global PLC LiLAC, C	United Kingdom	2,197	62,746
[b,c]Liberty Global PLC, A	United Kingdom	6,533	206,770
[c]Liberty Global PLC, C	United Kingdom	17,615	543,071
SES SA, IDR	Luxembourg	22,218	510,283
[b,c]Starz, A	United States	87,827	2,739,324
Stroeer SE & Co. KGaA	Germany	13,028	603,299
[b]Viacom Inc., B	United States	25,466	1,027,298
Walt Disney Co.	United States	33,566	3,170,644
			16,147,535

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)
Metals & Mining 1.0%
Boliden AB	Sweden	40,285	$853,168
First Quantum Minerals Ltd.	Canada	32,421	245,741
[c]Impala Platinum Holdings Ltd.	South Africa	100,784	387,040
Newmont Mining Corp.	United States	39,459	1,508,912
Nucor Corp.	United States	460	22,315
[b]Rio Tinto PLC, ADR	United Kingdom	39,627	1,195,546
Teck Resources Ltd.	Canada	270,644	4,400,671
ThyssenKrupp AG	Germany	51,931	1,210,372
[b]United States Steel Corp.	United States	83,352	1,620,363
			11,444,128
Multi-Utilities 0.0%†
Sempra Energy	United States	1,004	105,049
Oil, Gas & Consumable Fuels 0.6%
[a]Chevron Corp.	United States	1,001	100,680
[b,c]Continental Resources Inc.	United States	51,639	2,476,606
Encana Corp.	Canada	4,163	39,715
EQT Corp.	United States	406	29,029
[a]Exxon Mobil Corp.	United States	2,370	206,522
Golar LNG Ltd.	Bermuda	1,384	28,829
[c]Gulfport Energy Corp.	United States	943	26,970
Kinder Morgan Inc.	United States	2,467	53,904
[b,c]Kinder Morgan Inc., wts., 5/25/17	United States	52,317	994
[c]Memorial Resource Development Corp.	United States	105,364	1,517,241
[b,c]Newfield Exploration Co.	United States	32,913	1,427,108
[b]Occidental Petroleum Corp.	United States	16,779	1,289,466
[c]PDC Energy Inc.	United States	407	27,025
Valero Energy Corp.	United States	322	17,823
[a,c]Whiting Petroleum Corp.	United States	18,987	138,415
			7,380,327
Paper & Forest Products 0.3%
[c]Canfor Corp.	Canada	190,288	2,209,918
West Fraser Timber Co. Ltd.	Canada	40,697	1,370,118
			3,580,036
Pharmaceuticals 1.4%
[c]Aerie Pharmaceuticals Inc.	United States	38,103	737,674
[c]Allergan PLC	United States	36,913	8,657,575
[c]Assembly Biosciences Inc.	United States	26,738	163,369
AstraZeneca PLC, ADR	United Kingdom	17,269	566,596
[a,b]Bristol-Myers Squibb Co.	United States	24,818	1,424,305
[c,e]Cassiopea SpA, 144A	Italy	4,049	127,618
[c]Dermira Inc.	United States	15,748	488,818
Eli Lilly & Co.	United States	20,250	1,574,437
[c]Flex Pharma Inc.	United States	4,093	45,310
[c]GW Pharmaceuticals PLC, ADR	United Kingdom	2,191	179,114
[c]Intra-Cellular Therapies Inc.	United States	20,440	824,550
[a]Johnson & Johnson	United States	1,756	209,561
[c]The Medicines Co.	United States	15,812	619,356
Novo Nordisk AS, ADR	Denmark	4,752	222,013
[c]Ocular Therapeutix Inc.	United States	34,984	223,548
[a]Pfizer Inc.	United States	4,507	156,844
[c]Steadymed Ltd.	Israel	6,915	24,479
			16,245,167
Professional Services 0.9%
[b]Equifax Inc.	United States	10,551	1,391,677
Experian PLC	Ireland	69,766	1,387,020
[c]FTI Consulting Inc.	United States	12,639	559,781
[c]Huron Consulting Group Inc.	United States	35,439	2,227,696
[b]ManpowerGroup Inc.	United States	11,903	850,588

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)
Professional Services (continued)
Robert Half International Inc.	United States	18,160	$696,073
SThree PLC	United Kingdom	42,038	136,349
[b,c]TransUnion	United States	37,284	1,229,999
[c]TriNet Group Inc.	United States	47,715	1,002,015
[b,c]WageWorks Inc.	United States	25,207	1,557,540
			11,038,738
Real Estate Management & Development 0.0%†
Grand City Properties SA	Germany	25,218	554,008
Road & Rail 0.7%
[b]CSX Corp.	United States	44,745	1,265,389
[b]Kansas City Southern	United States	24,745	2,393,336
Norfolk Southern Corp.	United States	1,998	187,612
[b,c]Old Dominion Freight Line Inc.	United States	13,938	991,410
[b,c]Swift Transportation Co.	United States	81,192	1,510,983
[b]Union Pacific Corp.	United States	26,645	2,545,397
			8,894,127
Semiconductors & Semiconductor Equipment 0.7%
Advanced Semiconductor Engineering Inc.	Taiwan	170,000	208,947
[b]Applied Materials Inc.	United States	21,294	635,413
Broadcom Ltd.	Singapore	6,347	1,119,738
Cypress Semiconductor Corp.	United States	5,483	65,412
[b,c]First Solar Inc.	United States	12,837	485,495
Himax Technologies Inc., ADR	Taiwan	13,000	138,060
[a]Intel Corp.	United States	1,498	53,763
Intersil Corp.	United States	33,904	669,265
[b]Lam Research Corp.	United States	6,022	561,973
[c]MaxLinear Inc., A	United States	9,900	189,783
[b]Microchip Technology Inc.	United States	12,227	756,974
[c]Micron Technology Inc.	United States	44,959	741,374
[b]NVIDIA Corp.	United States	10,701	656,399
[c]NXP Semiconductors NV	Netherlands	3,141	276,471
[a]QUALCOMM Inc.	United States	2,133	134,528
[b]Silicon Motion Technology Corp., ADR	Taiwan	6,377	321,911
[c]Siltronic AG	Germany	1,871	40,227
[b]Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Taiwan	25,227	725,024
Win Semiconductors Corp.	Taiwan	123,000	246,927
			8,027,684
Software 1.1%
[b]Activision Blizzard Inc.	United States	37,273	1,541,984
[b,c]Adobe Systems Inc.	United States	6,510	666,038
[c]Guidewire Software Inc.	United States	16,161	994,386
[c]HubSpot Inc.	United States	6,766	377,137
[b]Intuit Inc.	United States	7,400	824,730
[a]Microsoft Corp.	United States	47,126	2,707,860
Mobileye NV	United States	9,891	483,571
Oracle Corp.	United States	2,014	83,017
[c]Proofpoint Inc.	United States	2,860	220,077
[b,c]Red Hat Inc.	United States	6,439	469,918
[b,c]Salesforce.com Inc.	United States	11,179	887,836
[c]ServiceNow Inc.	United States	3,187	231,599
Square Enix Holdings Co. Ltd.	Japan	19,862	581,664
SS&C Technologies Holdings Inc.	United States	19,201	632,673
[c]Take-Two Interactive Software Inc.	United States	53,431	2,322,646
[b,c]Verint Systems Inc.	United States	12,307	419,915
			13,445,051
Specialty Retail 1.5%
[b,c]AutoNation Inc.	United States	109,272	5,174,029
[b,c]Autozone Inc.	United States	6,605	4,899,589

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)
Specialty Retail (continued)
Home Depot Inc.	United States	44,577	$5,978,667
Inditex SA	Spain	35,018	1,240,766
[b,c]MarineMax Inc.	United States	22,323	442,665
The TJX Cos Inc.	United States	4,627	358,315
[c]Ulta Salon Cosmetics & Fragrance Inc.	United States	1,043	257,840
			18,351,871
Technology Hardware, Storage & Peripherals 1.4%
Apple Inc.	United States	676	71,724
[b]EMC Corp.	United States	252,064	7,307,335
[b]Hewlett Packard Enterprise Co.	United States	101,813	2,186,943
Lexmark International Inc.	United States	41,061	1,470,394
[b,c]NCR Corp.	United States	48,926	1,656,145
[c]Pure Storage Inc., A	United States	76,288	893,333
Samsung Electronics Co. Ltd.	South Korea	893	1,297,453
Seagate Technology PLC	United States	39,423	1,330,132
			16,213,459
Textiles, Apparel & Luxury Goods 0.3%
Coach Inc.	United States	45,565	1,739,672
[c]Kate Spade & Co.	United States	11,896	221,979
Michael Kors Holdings Ltd.	United States	19,385	948,896
Moncler SpA	Italy	23,079	382,805
NIKE Inc., B	United States	13,178	759,580
			4,052,932
Tobacco 0.0%†
[a]Altria Group Inc.	United States	787	52,013
Philip Morris International Inc.	United States	692	69,152
Reynolds American Inc.	United States	1,525	75,594
			196,759
Trading Companies & Distributors 0.0%†
Air Lease Corp.	United States	4,092	120,223
Wireless Telecommunication Services 0.0%†
NTT DoCoMo Inc.	Japan	16,700	420,143
Total Common Stocks and Other Equity Interests (Cost $336,259,095)			373,672,299
Exchange Traded Funds (Cost $185,985) 0.0%†
SPDR S&P Bank ETF	United States	5,461	186,493
Convertible Preferred Stocks 0.9%
Chemicals 0.0%†
[c]Rayonier Advanced Materials Inc., cvt. pfd., A, 8.00%	United States	4,718	452,645
Electronic Equipment, Instruments & Components 0.2%
[c]Belden Inc., cvt. pfd., 6.75%	United States	11,310	1,207,229
[b,c]MTS Systems Corp., cvt. pfd., 8.75%	United States	11,986	1,405,958
			2,613,187
Equity Real Estate Investment Trusts (REITs) 0.0%†
Welltower Inc., cvt. pfd., I, 6.50%	United States	2,088	144,114
Food Products 0.2%
[b]Post Holdings Inc., cvt. pfd., 2.50%	United States	14,400	2,311,200
Independent Power & Renewable Electricity Producers 0.1%
[c]Dynegy Inc., cvt. pfd., 7.00%	United States	12,673	1,092,666
Internet Software & Services 0.3%
[b,e]Mandatory Exchangeable Trust, cvt. pfd., 144A, 5.75%	China	26,011	3,136,796
Multi-Utilities 0.1%
[b,c]Dominion Resources Inc., cvt. pfd., A, 6.75%	United States	12,812	651,490
Tobacco 0.0%†
Universal Corp., cvt. pfd., 6.75%	United States	330	444,964

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Warrants		Value
Convertible Preferred Stocks (continued)
Total Convertible Preferred Stocks (Cost $9,495,578)				$10,847,062
Preferred Stocks 0.3%
Food Products 0.1%
Bunge Ltd., pfd., 4.875%	United States	9,686		952,231
Machinery 0.0%†
MAN SE, pfd., 3.349%.	Germany	3,186		328,480
Pharmaceuticals 0.2%
Allergan PLC, pfd., 5.50%	United States	2,057		1,712,781
Teva Pharmaceutical Industries Ltd., pfd., 7.00%	Israel	290		249,400
				1,962,181
Total Preferred Stocks (Cost $3,604,917)				3,242,892
		Principal Amount*
Convertible Bonds 16.5%
Banks 0.7%
[f]Oita Bank Ltd., senior note, Reg S, zero cpn., 12/18/19	Japan	1,300,000		1,282,125
Yamagata Bank Ltd., senior note, zero cpn., 4/22/19	Japan	2,000,000		2,017,500
[f]Yamaguchi Financial Group Inc., senior note, Reg S, zero cpn.,
12/20/18	Japan	4,000,000		4,451,000
				7,750,625
Biotechnology 0.6%
[f]Ablynx NV, senior note, Reg S, 3.25%, 5/27/20	Belgium	200,000	EUR	254,211
[b]Acorda Therapeutics Inc., senior note, 1.75%, 6/15/21	United States	1,143,000		972,979
[b]AMAG Pharmaceuticals Inc., senior note, 2.50%, 2/15/19	United States	745,000		830,209
BioMarin Pharmaceutical Inc., senior sub. note, 1.50%, 10/15/20	United States	944,000		1,208,910
Emergent Biosolutions Inc., senior note, 2.875%, 1/15/21	United States	664,000		753,640
Intercept Pharmaceuticals Inc., senior note, 3.25%, 7/01/23	United States	629,000		662,809
Ionis Pharmaceuticals Inc., senior note, 1.00%, 11/15/21	United States	335,000		289,566
Ligand Pharmaceuticals Inc., senior note, 0.75%, 8/15/19	United States	1,038,000		1,535,591
[b]PDL BioPharma Inc., senior note, 4.00%, 2/01/18	United States	765,000		724,837
PTC Therapeutics Inc., senior note, 3.00%, 8/15/22	United States	328,000		145,960
				7,378,712
Building Products 0.1%
[e]Griffon Corp., sub. note, 144A, 4.00%, 1/15/17	United States	801,000		982,727
Capital Markets 0.3%
[f]Cahaya Capital Ltd., senior note, Reg S, zero cpn., 9/18/21	Malaysia	2,000,000		1,980,000
[b]Cowen Group Inc., senior note, 3.00%, 3/15/19	United States	882,000		869,872
FXCM Inc., senior note, 2.25%, 6/15/18	United States	700,000		287,000
				3,136,872
Chemicals 0.1%
[b]Solazyme Inc., senior sub. note, 5.00%, 10/01/19	United States	1,390,000		676,756
Commercial Services & Supplies 0.0%†
RWT Holdings Inc., senior note, 5.625%, 11/15/19	United States	530,000		542,256
Communications Equipment 0.4%
CalAmp Corp., senior note, 1.625%, 5/15/20	United States	5,000		4,684
[b]Palo Alto Networks Inc., senior note, zero cpn., 7/01/19	United States	3,020,000		4,058,125
Viavi Solutions Inc., senior bond, 0.625%, 8/15/33	United States	130,000		130,894
				4,193,703
Construction Materials 0.3%
Cemex SAB de CV, sub. note,
[b]3.75%, 3/15/18	Mexico	1,764,000		2,048,445
3.72%, 3/15/20	Mexico	1,258,000		1,362,571
				3,411,016
Consumer Finance 0.4%
[b]Encore Capital Group Inc., senior note,
3.00%, 11/27/17	United States	780,000		757,575
2.875%, 3/15/21	United States	762,000		553,879

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Convertible Bonds (continued)
Consumer Finance (continued)
[b]PRA Group Inc., senior note, 3.00%, 8/01/20	United States	609,000		$537,062
[f]Siemens Financieringsmaatschappij NV, senior note, Reg S, 1.05%,
8/16/17	Germany	3,000,000		3,300,300
				5,148,816
Diversified Consumer Services 0.3%
Ascent Capital Group Inc., senior note, 4.00%, 7/15/20	United States	396,000		281,160
[b]Carriage Services Inc., sub. note, 2.75%, 3/15/21	United States	1,064,000		1,244,880
[b]TAL Education Group, senior note, 2.50%, 5/15/19	China	828,000		1,902,847
				3,428,887
Diversified Financial Services 0.2%
[e]Element Financial Corp., sub. note, 144A,
5.125%, 6/30/19	Canada	821,000	CAD	696,541
4.25%, 6/30/20	Canada	1,424,000	CAD	1,110,186
				1,806,727
Electrical Equipment 0.0%†
[b]General Cable Corp., sub. bond, 4.50%, 11/15/29	United States	745,000		529,881
Electronic Equipment, Instruments & Components 0.5%
[b,e]Knowles Corp., senior note, 144A, 3.25%, 11/01/21	United States	1,211,000		1,276,091
[f]TPK Holding Co. Ltd., senior note, Reg S, zero cpn., 4/08/20	Taiwan	1,500,000		1,346,250
TTM Technologies Inc., senior note, 1.75%, 12/15/20	United States	589,000		738,091
[b]Vishay Intertechnology Inc., senior bond, 2.25%, 11/15/40	United States	1,930,000		2,165,219
				5,525,651
Energy Equipment & Services 0.2%
[b]Hornbeck Offshore Services Inc., senior note, 1.50%, 9/01/19	United States	1,533,000		817,281
SEACOR Holdings Inc., senior bond, 3.00%, 11/15/28	United States	655,000		542,422
Weatherford International Ltd., senior note, 5.875%, 7/01/21	United States	944,000		1,045,480
				2,405,183
Equity Real Estate Investment Trusts (REITs) 1.0%
[b]American Realty Capital Properties Inc., 3.00%, 8/01/18	United States	1,109,000		1,110,386
[b,e]American Residential Properties Inc., senior note, 144A, 3.25%,
11/15/18	United States	1,042,000		1,335,063
[b]Colony Starwood Homes, senior note, 4.50%, 10/15/17	United States	1,188,000		1,337,243
[b]Forest City Enterprises Inc., senior note, 3.625%, 8/15/20	United States	1,453,000		1,623,727
Forest City Realty Trust Inc., senior note, 4.25%, 8/15/18	United States	290,000		343,831
[b,e]GPT Property Trust LP, senior note, 144A, 3.75%, 3/15/19	United States	2,776,000		3,631,355
[b]National Health Investors Inc., senior note, 3.25%, 4/01/21	United States	1,245,000		1,447,312
[b]Starwood Waypoint Residential Trust, senior note, 3.00%, 7/01/19	United States	1,044,000		1,167,323
				11,996,240
Health Care Equipment & Supplies 0.8%
Hologic Inc., senior bond, zero cpn., 12/15/43	United States	1,112,000		1,374,710
Integra LifeSciences Holdings Corp., senior note, 1.625%, 12/15/16	United States	1,195,000		1,962,788
[f]Nipro Corp., senior note, Reg S, zero cpn., 1/29/21	Japan	40,000,000	JPY	423,815
[b,e]NuVasive Inc., senior note, 144A, 2.25%, 3/15/21	United States	909,000		1,142,499
Quidel Corp., senior note, 3.25%, 12/15/20	United States	480,000		482,400
[b]Wright Medical Group Inc., senior note, 2.00%, 2/15/20	United States	2,111,000		2,281,199
[e]Wright Medical Group NV, senior note, 144A, 2.25%, 11/15/21	United States	997,000		1,321,648
				8,989,059
Health Care Providers & Services 0.5%
[e]Aceto Corp., senior note, 144A, 2.00%, 11/01/20	United States	985,000		924,669
Brookdale Senior Living Inc., senior note, 2.75%, 6/15/18	United States	100,000		100,188
[b]HealthSouth Corp., senior sub. bond, 2.00%, 12/01/43	United States	1,547,000		1,830,294
Healthways Inc., senior note, 1.50%, 7/01/18	United States	524,000		726,068
[b]Molina Healthcare Inc.,
senior bond, 1.625%, 8/15/44	United States	638,000		731,307
senior note, 1.125%, 1/15/20	United States	1,558,000		2,230,861
				6,543,387

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Convertible Bonds (continued)
Health Care Technology 0.1%
Allscripts Healthcare Solutions Inc., senior note, 1.25%, 7/01/20	United States	739,000		$755,166
Household Durables 0.6%
CalAtlantic Group Inc.,
[b]senior bond, 1.25%, 8/01/32	United States	1,013,000		1,088,975
senior note, 0.25%, 6/01/19	United States	1,736,000		1,629,670
[b]LGI Homes Inc., sub. note, 4.25%, 11/15/19	United States	739,000		1,350,984
M/I Homes Inc., senior sub. note, 3.25%, 9/15/17	United States	673,000		722,213
Meritage Homes Corp., senior bond, 1.875%, 9/15/32	United States	811,000		812,521
Toll Brothers Finance Corp., senior bond, 0.50%, 9/15/32	United States	1,266,000		1,248,593
				6,852,956
Household Products 0.0%†
[f]Unicharm Corp., senior note, Reg S, zero cpn., 9/25/20	Japan	40,000,000	JPY	465,375
Independent Power & Renewable Electricity Producers 0.1%
[b,e]Pattern Energy Group Inc., senior note, 144A, 4.00%, 7/15/20	United States	1,733,000		1,778,491
Industrial Conglomerates 0.0%†
[f]Keihan Holdings Co. Ltd., senior note, Reg S, zero cpn., 3/30/21	Japan	30,000,000	JPY	294,375
Insurance 0.1%
[b]AmTrust Financial Services Inc., senior bond, 2.75%, 12/15/44	United States	1,020,000		869,550
Internet & Catalog Retail 1.0%
Ctrip.com International Ltd., senior note, 1.25%, 10/15/18	China	2,230,000		2,946,388
[b]Priceline Group Inc., senior note, 1.00%, 3/15/18	United States	3,777,000		5,802,416
[b]Shutterfly Inc., senior note, 0.25%, 5/15/18	United States	2,609,000		2,672,594
				11,421,398
Internet Software & Services 2.3%
Akamai Technologies Inc., senior note, zero cpn., 2/15/19	United States	795,000		786,060
[b]Blucora Inc., senior note, 4.25%, 4/01/19	United States	618,000		585,555
[b]Cornerstone OnDemand Inc., senior note, 1.50%, 7/01/18	United States	856,000		915,385
j2 Global Inc., senior bond, 3.25%, 6/15/29	United States	799,000		949,811
[b]LinkedIn Corp., senior note, 0.50%, 11/01/19	United States	1,827,000		1,822,433
[b]MercadoLibre Inc., senior note, 2.25%, 7/01/19	Argentina	1,031,000		1,527,169
SINA Corp., senior note, 1.00%, 12/01/18	China	2,939,000		2,951,858
Twitter Inc., senior note,
[b]0.25%, 9/15/19	United States	1,623,000		1,526,634
1.00%, 9/15/21	United States	291,000		269,539
VeriSign Inc., junior sub. bond, 4.485%, 8/15/37	United States	3,902,000		8,506,360
Web.com Group Inc., senior note, 1.00%, 8/15/18	United States	548,000		518,203
WebMD Health Corp., senior note,
2.50%, 1/31/18	United States	1,380,000		1,449,000
[b]1.50%, 12/01/20	United States	628,000		743,395
[b,e]144A, 2.625%, 6/15/23	United States	759,000		735,281
[b]Yahoo! Inc., senior note, zero cpn., 12/01/18	United States	3,887,000		4,003,610
				27,290,293
IT Services 0.3%
[e]Blackhawk Network Holdings Inc., senior note, 144A, 1.50%, 1/15/22	United States	666,000		670,995
[e]CSG Systems International Inc., 144A,
[b]senior bond, 4.25%, 3/15/36	United States	840,000		924,525
senior sub. note, 3.00%, 3/01/17	United States	476,000		921,357
Euronet Worldwide Inc., senior bond, 1.50%, 10/01/44	United States	196,000		240,100
[e]Unisys Corp., senior note, 144A, 5.50%, 3/01/21	United States	444,000		571,928
				3,328,905
Leisure Products 0.0%†
[e]JAKKS Pacific Inc., senior note, 144A, 4.25%, 8/01/18	United States	373,000		430,582
Life Sciences Tools & Services 0.1%
[b]Albany Molecular Research Inc., senior note, 2.25%, 11/15/18	United States	457,000		505,271
[b]Fluidigm Corp., senior bond, 2.75%, 2/01/34	United States	435,000		273,506

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Convertible Bonds (continued)
Life Sciences Tools & Services (continued)
[b]Illumina Inc., senior note, zero cpn., 6/15/19	United States	525,000	$536,156
			1,314,933
Machinery 0.5%
[b]Altra Industrial Motion Corp., senior bond, 2.75%, 3/01/31	United States	810,000	949,219
Greenbrier Cos Inc., senior note, 3.50%, 4/01/18	United States	953,000	1,065,573
[f]Hyundai Heavy Industries Co. Ltd., senior note, Reg S, zero cpn.,
6/29/20	South Korea	1,000,000	942,800
Navistar International Corp., senior sub. note, 4.75%, 4/15/19	United States	759,000	535,569
Trinity Industries Inc., senior sub. bond, 3.875%, 6/01/36	United States	1,572,000	1,915,875
Wabash National Corp., senior note, 3.375%, 5/01/18	United States	585,000	772,566
			6,181,602
Media 0.7%
[b,e]Dish Network Corp., A, senior bond, 144A, 3.375%, 8/15/26	United States	2,328,000	2,440,035
[e]Liberty Interactive LLC, senior bond, 144A,
[b]1.00%, 9/30/43	United States	2,450,000	2,118,343
1.75%, 9/30/46	United States	945,000	985,163
Liberty Media Corp., senior bond,
[b]1.375%, 10/15/23	United States	720,000	731,700
[e]144A, 2.25%, 9/30/46	United States	844,000	870,903
Live Nation Entertainment Inc., senior note, 2.50%, 5/15/19	United States	969,000	1,038,041
			8,184,185
Metals & Mining 0.1%
AK Steel Corp., senior note, 5.00%, 11/15/19	United States	720,000	841,050
RTI International Metals Inc., senior note, 1.625%, 10/15/19	United States	844,000	902,025
			1,743,075
Mortgage Real Estate Investment Trusts (REITs) 0.6%
Apollo Commercial Real Estate Finance Inc., senior note, 5.50%,
3/15/19	United States	329,000	337,227
[b]Colony Capital Inc., senior note, 3.875%, 1/15/21	United States	1,603,000	1,579,957
Redwood Trust Inc., senior note, 4.625%, 4/15/18	United States	1,077,000	1,086,424
[b]Starwood Property Trust Inc., senior note,
3.75%, 10/15/17	United States	2,689,000	2,786,476
4.55%, 3/01/18	United States	796,000	879,082
			6,669,166
Oil, Gas & Consumable Fuels 0.8%
Aegean Marine Petroleum Network Inc., senior note, 4.00%, 11/01/18	Greece	1,369,000	1,372,422
Chesapeake Energy Corp., senior bond, 2.50%, 5/15/37	United States	435,000	436,631
DHT Holdings Inc., senior note, 4.50%, 10/01/19	United States	2,300,000	2,136,125
[f]Golar LNG Ltd., secured note, Reg S, 3.75%, 3/07/17	Bermuda	1,600,000	1,560,080
Green Plains Inc., senior note,
3.25%, 10/01/18	United States	753,000	993,489
[e]144A, 4.125%, 9/01/22	United States	790,000	873,938
[f]Paladin Energy Ltd., senior note, Reg S, 6.00%, 4/30/17	Australia	400,000	382,000
[e]Renewable Energy Group Inc., senior bond, 144A, 4.00%, 6/15/36	United States	500,000	507,813
[e]Scorpio Tankers Inc., senior note, 144A, 2.375%, 7/01/19	Monaco	48,000	39,360
SM Energy Co., senior note, 1.50%, 7/01/21	United States	472,000	559,320
Whiting Petroleum Corp., senior note, 1.25%, 6/05/20	United States	411,000	355,137
			9,216,315
Pharmaceuticals 0.4%
The Medicines Co., senior note,
[b]2.50%, 1/15/22	United States	2,083,000	2,765,182
[e]144A, 2.75%, 7/15/23	United States	804,000	844,200
[b]Theravance Inc., senior note, 2.125%, 1/15/23	United States	1,156,000	958,035
			4,567,417
Professional Services 0.1%
51job Inc., senior note, 3.25%, 4/15/19	China	222,000	235,043

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Convertible Bonds (continued)
Professional Services (continued)
Huron Consulting Group Inc., senior note, 1.25%, 10/01/19	United States	849,000	$882,960
			1,118,003
Real Estate Management & Development 0.1%
[f]AYC Finance Ltd., senior note, Reg S, 0.50%, 5/02/19	Philippines	200,000	217,000
[f]Cosmos Boom Investment Ltd., senior note, Reg S, 0.50%, 6/23/20	China	400,000	388,000
			605,000
Semiconductors & Semiconductor Equipment 0.7%
[e]Cypress Semiconductor Corp., senior note, 144A, 4.50%, 1/15/22	United States	589,000	658,944
[b]Intel Corp., junior sub. bond, 3.25%, 8/01/39	United States	925,000	1,619,333
[b]Microchip Technology Inc., junior sub. bond, 2.125%, 12/15/37	United States	1,461,000	3,772,119
[b]NVIDIA Corp., senior note, 1.00%, 12/01/18	United States	879,000	2,678,203
Trina Solar Ltd., senior note, 3.50%, 6/15/19	China	82,000	80,975
			8,809,574
Software 1.2%
Bottomline Technologies de Inc., senior note, 1.50%, 12/01/17	United States	914,000	939,706
[e]BroadSoft Inc., senior note, 144A, 1.00%, 9/01/22	United States	881,000	1,168,977
FireEye Inc., senior bond, B, 1.625%, 6/01/35	United States	275,000	251,281
Interactive Intelligence Group Inc., senior note, 1.25%, 6/01/20	United States	629,000	725,709
[b]NetSuite Inc., senior note, 0.25%, 6/01/18	United States	541,000	597,129
Nuance Communications Inc., senior bond,
[b]2.75%, 11/01/31	United States	1,464,000	1,475,895
[e]144A, 1.00%, 12/15/35	United States	549,000	484,149
Proofpoint Inc., senior note, 0.75%, 6/15/20	United States	481,000	571,789
[b]Salesforce.com Inc., senior note, 0.25%, 4/01/18	United States	2,136,000	2,750,100
Take-Two Interactive Software Inc., senior note, 1.00%, 7/01/18	United States	2,385,000	4,846,022
Workday Inc., senior note, 0.75%, 7/15/18	United States	872,000	1,032,775
			14,843,532
Specialty Retail 0.0%†
[e]GNC Holdings Inc., senior note, 144A, 1.50%, 8/15/20	United States	270,000	236,081
[e]Vitamin Shoppe Inc., senior note, 144A, 2.25%, 12/01/20	United States	344,000	331,745
			567,826
Technology Hardware, Storage & Peripherals 0.1%
Electronics For Imaging Inc., senior note, 0.75%, 9/01/19	United States	673,000	729,784
Textiles, Apparel & Luxury Goods 0.1%
[b]Iconix Brand Group Inc., senior sub. note, 1.50%, 3/15/18	United States	867,000	762,960
Trading Companies & Distributors 0.0%†
[b,e]Kaman Corp., senior note, 144A, 3.25%, 11/15/17	United States	366,000	500,048
Transportation Infrastructure 0.1%
[f]DP World Ltd., senior bond, Reg S, 1.75%, 6/19/24	United Arab Emirates	1,800,000	1,804,050
Total Convertible Bonds (Cost $184,366,656)			195,551,059
Convertible Bonds in Reorganization 0.0%†
Semiconductors & Semiconductor Equipment 0.0%†
[b,g]SunEdison Inc., senior note,
[e]144A, 0.25%, 1/15/20	United States	126,000	8,820
2.375%, 4/15/22	United States	247,000	17,290
Total Convertible Bonds in Reorganization (Cost $337,664)			26,110
Corporate Bonds and Notes 18.5%
Aerospace & Defense 0.1%
Embraer Netherlands Finance BV, senior bond, 5.05%, 6/15/25	Brazil	95,000	96,178
[e]Embraer Overseas Ltd., senior bond, 144A, 5.696%, 9/16/23	Brazil	90,000	95,963
[e]Meccanica Holdings USA Inc., senior bond, 144A, 6.25%, 1/15/40	Italy	555,000	559,162
[h]Rockwell Collins Inc., senior note, FRN, 1.003%, 12/15/16	United States	40,000	40,031
			791,334

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Corporate Bonds and Notes (continued)
Auto Components 0.0%†
[e,h]Daimler Finance North America LLC, senior note, 144A, FRN, 1.008%,
3/10/17	Germany	150,000	$150,101
[e]Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II
Finance Inc., senior note, 144A, 7.875%, 10/01/22	United States	170,000	174,250
			324,351
Banks 0.2%
Bank of America Corp.,
[h]senior note, FRN, 1.72%, 1/15/19	United States	20,000	20,233
sub. bond, 4.20%, 8/26/24	United States	135,000	143,438
sub. bond, 3.95%, 4/21/25	United States	335,000	349,306
[h]Citigroup Inc., senior note, FRN, 1.525%, 11/24/17	United States	403,000	404,122
HSBC Holdings PLC, senior bond, 4.30%, 3/08/26	United Kingdom	350,000	376,836
Royal Bank of Scotland Group PLC, sub. bond, 6.00%, 12/19/23	United Kingdom	170,000	180,081
[e]Santander UK Group Holdings PLC, sub. bond, 144A, 4.75%, 9/15/25	United Kingdom	270,000	272,173
[e]Standard Chartered PLC, sub. bond, 144A, 4.30%, 2/19/27	United Kingdom	320,000	323,165
[h]Toyota Motor Credit Corp., senior note, FRN, 1.069%, 1/17/19	United States	40,000	40,075
[h]Wells Fargo & Co., senior note, FRN, 1.139%, 6/02/17	United States	115,000	115,034
			2,224,463
Beverages 0.0%†
[h]Anheuser-Busch InBev Finance Inc., senior note, FRN, 0.924%, 1/27/17	Belgium	45,000	45,016
[h]Coca-Cola Co., senior note, FRN, 0.857%, 11/01/16	United States	80,000	80,012
			125,028
Biotechnology 0.0%†
[h]Amgen Inc., senior note, FRN, 1.191%, 5/22/17	United States	125,000	125,096
Building Products 0.0%†
Owens Corning, senior bond,
4.20%, 12/01/24	United States	165,000	176,179
3.40%, 8/15/26	United States	85,000	85,315
			261,494
Capital Markets 0.1%
Brixmor Operating Partnership LP, senior bond,
3.85%, 2/01/25	United States	265,000	270,492
4.125%, 6/15/26	United States	225,000	233,969
Morgan Stanley, sub. bond, 4.35%, 9/08/26	United States	150,000	160,844
[h]The Goldman Sachs Group Inc., senior note, FRN, 1.464%, 6/04/17	United States	510,000	510,794
			1,176,099
Chemicals 0.1%
Albemarle Corp., senior bond, 4.15%, 12/01/24	United States	123,000	133,083
[e]Solvay Finance America LLC, senior bond, 144A, 4.45%, 12/03/25	Belgium	200,000	217,140
[e]Tronox Finance LLC, senior note, 144A, 7.50%, 3/15/22	United States	648,000	584,820
[e]Westlake Chemical Corp., senior bond, 144A, 3.60%, 8/15/26	United States	205,000	205,297
			1,140,340
Commercial Services & Supplies 0.7%
RR Donnelley & Sons Co.,
senior bond, 6.50%, 11/15/23	United States	840,000	854,700
senior bond, 6.00%, 4/01/24	United States	4,073,000	4,062,817
senior bond, 6.625%, 4/15/29	United States	110,000	106,425
[b]senior note, 7.00%, 2/15/22	United States	563,000	589,391
[b,e]Tervita Corp., secured note, 144A, 8.00%, 11/15/18	Canada	2,266,000	2,226,345
			7,839,678
Communications Equipment 0.3%
Alcatel-Lucent USA Inc., senior bond,
6.50%, 1/15/28	France	150,000	162,000
6.45%, 3/15/29	France	495,000	540,787
[e]Avaya Inc., senior note, 144A, 7.00%, 4/01/19	United States	4,180,000	3,135,000

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Corporate Bonds and Notes (continued)
Communications Equipment (continued)
[h]Cisco Systems Inc., senior note, FRN, 1.119%, 3/03/17	United States	100,000		$100,118
				3,937,905
Construction & Engineering 0.5%
[e]Engility Corp., senior note, 144A, 8.875%, 9/01/24	United States	6,066,000		6,187,320
Construction Materials 0.1%
[e]Cemex SAB de CV, senior secured bond, 144A,
7.75%, 4/16/26	Mexico	300,000		340,500
first lien, 6.125%, 5/05/25	Mexico	365,000		385,331
				725,831
Consumer Finance 0.0%†
[e,h]Nissan Motor Acceptance Corp., senior note, 144A, FRN, 1.389%,
3/03/17	Japan	105,000		105,160
Diversified Financial Services 3.1%
Ally Financial Inc.,
senior note, 4.25%, 4/15/21	United States	245,000		252,963
sub. bond, 5.75%, 11/20/25	United States	245,000		261,538
[h]American Honda Finance Corp., senior note, FRN, 1.097%, 9/20/17	United States	180,000		180,723
[e,h]Bank of Tokyo-Mitsubishi UFJ Ltd., senior note, 144A, FRN, 1.676%,
9/14/18	Japan	335,000		337,501
[b]Everi Payments Inc., senior note, 10.00%, 1/15/22	United States	7,055,000		6,719,887
[e]Financiera de Desarrollo Territorial SA Findeter, senior bond, 144A,
7.875%, 8/12/24	Colombia	795,000,000	COP	241,215
[h]Ford Motor Credit Co. LLC, senior note, FRN, 1.459%, 1/17/17	United States	40,000		40,050
General Motors Financial Co. Inc.,
senior bond, 4.00%, 1/15/25	United States	275,000		280,443
senior note, 3.70%, 5/09/23	United States	220,000		224,570
[e,h]Hyundai Capital Services Inc., senior note, 144A, FRN, 1.447%, 3/18/17	South Korea	200,000		200,134
[e]iPayment Inc., second lien, 144A, 9.50%, 12/15/19	United States	10,199,166		10,097,174
[e]Ladder Capital Finance Holdings LLP, senior note, 144A, 5.875%,
8/01/21	United States	225,000		213,469
[e]Marfrig Holdings Europe BV, senior note, 144A, 8.00%, 6/08/23	Brazil	245,000		255,106
[e]Opal Acquisition Inc., senior note, 144A, 8.875%, 12/15/21	United States	5,225,000		4,402,062
[e]Quicken Loans Inc., senior note, 144A, 5.75%, 5/01/25	United States	505,000		506,414
[b,e]ROC Finance LLC / ROC Finance 1 Corp., secured note, second lien,
144A, 12.125%, 9/01/18	United States	11,339,000		11,735,865
[h]Shell International Finance BV, senior note, FRN,
1.027%, 11/15/16	Netherlands	80,000		80,042
1.127%, 5/10/17	Netherlands	390,000		390,574
				36,419,730
Diversified Telecommunication Services 0.2%
Intelsat Luxembourg SA, senior note,
6.75%, 6/01/18	Luxembourg	1,304,000		857,380
7.75%, 6/01/21	Luxembourg	1,304,000		391,200
[b]Sprint Capital Corp., senior bond, 8.75%, 3/15/32	United States	661,000		657,490
[h]Verizon Communications Inc., senior note, FRN,
1.057%, 6/09/17	United States	125,000		125,184
2.406%, 9/14/18	United States	495,000		509,220
				2,540,474
Electric Utilities 0.2%
[h]Duke Energy Corp., senior note, FRN, 1.034%, 4/03/17	United States	100,000		100,156
[h]Duke Energy Progress Inc., secured note, FRN, 1.039%, 3/06/17	United States	50,000		50,036
[e]Enel SpA, sub. bond, 144A, 8.75% to 9/24/23, FRN thereafter, 9/24/73	Italy	745,000		871,650
GenOn Americas Generation LLC, senior bond, 9.125%, 5/01/31	United States	407,000		329,670
[b,e]Terraform Global Operating LLC, senior note, 144A, 9.75%, 8/15/22	United States	816,000		832,320
				2,183,832
Electrical Equipment 0.0%†
[e]International Wire Group Inc., secured note, 144A, 10.75%, 8/01/21	United States	151,000		145,149

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Corporate Bonds and Notes (continued)
Electronic Equipment, Instruments & Components 0.1%
Avnet Inc., senior bond, 4.625%, 4/15/26	United States	100,000		$104,069
Flextronics International Ltd., senior note, 4.75%, 6/15/25	United States	235,000		249,908
Keysight Technologies Inc., senior note, 4.55%, 10/30/24	United States	400,000		416,439
				770,416
Energy Equipment & Services 0.3%
Noble Holding International Ltd., senior bond,
5.25%, 3/15/42	United Kingdom	190,000		112,575
7.95%, 4/01/45	United Kingdom	270,000		198,450
Petroleos Mexicanos,
[f]senior bond, Reg S, 6.875%, 8/04/26	Mexico	1,007,000		1,173,155
senior note, 4.25%, 1/15/25	Mexico	581,000		582,511
Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
senior bond, 6.375%, 8/01/22	United States	25,000		25,937
senior bond, 5.25%, 5/01/23	United States	15,000		15,300
senior bond, 4.25%, 11/15/23	United States	350,000		338,625
[e]senior note, 144A, 6.75%, 3/15/24	United States	590,000		629,825
Western Refining Logistics LP / WNRL Finance Corp., senior note,
7.50%, 2/15/23	United States	80,000		82,400
				3,158,778
Equity Real Estate Investment Trusts (REITs) 0.0%†
Healthcare Realty Trust Inc., senior bond, 3.875%, 5/01/25	United States	75,000		77,060
Host Hotels & Resorts LP, senior bond, 4.00%, 6/15/25	United States	175,000		180,292
				257,352
Food & Staples Retailing 0.2%
[e]Albertsons Cos. LLC / Safeway Inc. / New Albertson's Inc. / Albertson's
LLC, senior note, 144A, 5.75%, 3/15/25	United States	625,000		648,437
Tesco PLC, senior bond, 5.125%, 4/10/47	United Kingdom	1,050,000	EUR	1,215,783
				1,864,220
Food Products 0.1%
[e]Cosan Luxembourg SA, senior bond, 144A, 7.00%, 1/20/27	Brazil	545,000		577,019
[e]JBS USA LLC / JBS USA Finance Inc., senior bond, 144A,
7.25%, 6/01/21	Brazil	10,000		10,400
5.75%, 6/15/25	Brazil	215,000		219,300
WhiteWave Foods Co., senior note, 5.375%, 10/01/22	United States	788,000		894,380
				1,701,099
Gas Utilities 0.0%†
NGL Energy Partners LP / NGL Energy Finance Corp., senior note,
5.125%, 7/15/19	United States	230,000		216,775
6.875%, 10/15/21	United States	30,000		28,050
				244,825
Health Care Equipment & Supplies 0.4%
Becton Dickinson and Co., senior note, 1.75%, 11/08/16	United States	510,000		510,645
Mallinckrodt International Finance SA, senior note, 4.75%, 4/15/23	United States	938,000		875,271
Universal Hospital Services Inc., senior note, 7.625%, 8/15/20	United States	3,709,000		3,569,913
				4,955,829
Health Care Providers & Services 0.6%
[h]Aetna Inc., senior note, FRN, 1.307%, 12/08/17	United States	475,000		476,792
Community Health Systems Inc., senior note,
7.125%, 7/15/20	United States	1,405,000		1,263,657
6.875%, 2/01/22	United States	591,000		493,485
Express Scripts Holding Co., senior bond,
4.50%, 2/25/26	United States	370,000		409,365
3.40%, 3/01/27	United States	135,000		136,687
IASIS Healthcare LLC / IASIS Capital Corp., senior note, 8.375%,
5/15/19	United States	1,397,000		1,273,016

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Corporate Bonds and Notes (continued)
Health Care Providers & Services (continued)
Kindred Healthcare Inc., senior note, 8.75%, 1/15/23	United States	2,830,000		$2,904,288
				6,957,290
Hotels, Restaurants & Leisure 0.8%
Caesars Entertainment Resort Properties LLC / Caesars Entertainment
Resort Properties, secured note, second lien, 11.00%, 10/01/21	United States	2,009,000		2,081,826
Choice Hotels International Inc., senior bond, 5.70%, 8/28/20	United States	125,000		136,875
[b,e]Downstream Development Authority of the Quapaw Tribe of Oklahoma,
secured note, 144A, 10.50%, 7/01/19	United States	6,578,000		6,791,785
Wyndham Worldwide Corp., senior bond, 5.10%, 10/01/25	United States	400,000		441,700
				9,452,186
Household Durables 0.1%
PulteGroup Inc., senior bond, 5.00%, 1/15/27	United States	515,000		529,163
Sharp Corp., senior note, 1.604%, 9/13/19	Japan	100,000,000	JPY	883,918
				1,413,081
Household Products 0.0%†
[h]Procter & Gamble Co., senior note, FRN, 0.848%, 11/04/16	United States	80,000		80,038
Independent Power & Renewable Electricity Producers 0.1%
GenOn Energy Inc., senior note,
[b]9.50%, 10/15/18	United States	406,000		319,725
9.875%, 10/15/20	United States	1,462,000		1,034,365
				1,354,090
Insurance 0.1%
American International Group Inc., senior bond, 3.90%, 4/01/26	United States	475,000		499,705
Old Republic International Corp., senior bond,
4.875%, 10/01/24	United States	415,000		448,760
3.875%, 8/26/26	United States	290,000		291,732
				1,240,197
Machinery 0.1%
[h]Caterpillar Financial Services Corp., senior note, FRN,
1.069%, 3/03/17	United States	110,000		110,095
0.827%, 6/09/17	United States	300,000		300,124
1.517%, 2/23/18	United States	505,000		509,164
Navistar International Corp., senior bond, 8.25%, 11/01/21	United States	512,000		423,270
				1,342,653
Marine 0.0%†
[f]PB Issuer No. 3 Ltd., Reg S, 1.875%, 10/22/18	Hong Kong	400,000		398,500
Media 3.7%
[e]American Media Inc., 144A,
secured note, second lien, 5.50%, 9/01/21	United States	5,074,845		4,034,502
sub. note, zero cpn., 3/01/22	United States	33,147,513		16,573,756
[e]Cablevision SA, senior note, 144A, 6.50%, 6/15/21	Argentina	150,000		156,750
Clear Channel Worldwide Holdings Inc., senior sub. note, 7.625%,
3/15/20	United States	1,095,000		1,108,688
[e]Cox Communications Inc., senior bond, 144A,
4.70%, 12/15/42	United States	120,000		112,436
4.50%, 6/30/43	United States	220,000		198,522
CSC Holdings LLC, senior bond, 7.625%, 7/15/18	United States	245,000		266,438
DISH DBS Corp.,
[e]senior bond, 144A, 7.75%, 7/01/26	United States	250,000		267,373
senior note, 5.875%, 11/15/24	United States	405,000		400,950
[e]Lee Enterprises Inc., secured note, first lien, 144A, 9.50%, 3/15/22	United States	4,909,000		5,105,360
McClatchy Co.,
senior bond, 7.15%, 11/01/27	United States	282,000		225,600
senior bond, 6.875%, 3/15/29	United States	3,588,000		2,619,240
senior secured note, first lien, 9.00%, 12/15/22	United States	2,673,000		2,726,460
[b]Postmedia Network Inc., secured note, second lien, 12.50%, 7/15/18	Canada	4,829,000		3,851,127
[e]Time Inc., senior note, 144A, 5.75%, 4/15/22	United States	6,206,000		6,151,697

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Corporate Bonds and Notes (continued)
Media (continued)
Time Warner Cable Inc., senior bond, 4.50%, 9/15/42	United States	240,000	$233,065
			44,031,964
Metals & Mining 1.4%
AK Steel Corp.,
senior bond, 7.625%, 5/15/20	United States	9,344,000	9,250,560
senior bond, 8.375%, 4/01/22	United States	2,738,000	2,751,690
senior note, 7.625%, 10/01/21	United States	4,557,000	4,425,986
[b]Freeport-McMoRan Inc., senior bond, 3.55%, 3/01/22	United States	159,000	139,125
			16,567,361
Oil, Gas & Consumable Fuels 3.1%
Anadarko Petroleum Corp., senior bond, 4.50%, 7/15/44	United States	370,000	336,795
Antero Resources Corp., senior note,
5.375%, 11/01/21	United States	85,000	85,531
5.125%, 12/01/22	United States	345,000	342,413
[e]Baytex Energy Corp., senior note, 144A,
5.125%, 6/01/21	Canada	10,000	8,375
5.625%, 6/01/24	Canada	745,000	607,175
[e]Bellatrix Exploration Ltd., senior note, 144A, 8.50%, 5/15/20	Canada	150,000	132,375
Bonanza Creek Energy Inc., senior note,
6.75%, 4/15/21	United States	115,000	52,900
5.75%, 2/01/23	United States	415,000	180,525
[h]BP Capital Markets PLC, senior note, FRN,
1.208%, 11/07/16	United Kingdom	80,000	80,028
1.242%, 2/13/18	United Kingdom	105,000	104,880
California Resources Corp.,
[e]secured note, second lien, 144A, 8.00%, 12/15/22	United States	2,155,000	1,465,400
senior note, 5.50%, 9/15/21	United States	9,000	4,680
senior note, 6.00%, 11/15/24	United States	112,000	54,600
Canadian Natural Resources Ltd., senior bond, 3.90%, 2/01/25	Canada	20,000	20,183
Chesapeake Energy Corp.,
[e]secured note, second lien, 144A, 8.00%, 12/15/22	United States	125,000	119,375
senior bond, 6.625%, 8/15/20	United States	5,000	4,475
senior bond, 6.125%, 2/15/21	United States	20,000	16,700
senior note, 5.375%, 6/15/21	United States	5,000	4,000
senior note, 4.875%, 4/15/22	United States	170,000	130,900
[h]Chevron Corp., senior note, FRN, 0.987%, 11/15/17	United States	145,000	145,140
Concho Resources Inc., senior bond,
5.50%, 10/01/22	United States	75,000	78,000
5.50%, 4/01/23	United States	395,000	409,813
ConocoPhillips, senior bond
4.95%, 3/15/26	United States	195,000	221,508
6.50%, 2/01/39	United States	220,000	289,934
Continental Resources Inc.,
senior bond, 5.00%, 9/15/22	United States	1,535,000	1,492,787
senior bond, 4.90%, 6/01/44	United States	335,000	281,400
senior note, 4.50%, 4/15/23	United States	35,000	33,163
senior note, 3.80%, 6/01/24	United States	405,000	367,538
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp., senior note, 6.125%, 3/01/22	United States	415,000	405,663
Devon Energy Corp., senior bond,
5.85%, 12/15/25	United States	375,000	421,803
5.00%, 6/15/45	United States	427,000	411,086
Eclipse Resources Corp., senior note, 8.875%, 7/15/23	United States	545,000	506,850
Enable Midstream Partners LP, senior bond, 5.00%, 5/15/44	United States	400,000	340,298
Encana Corp., senior bond, 3.90%, 11/15/21	Canada	565,000	561,152
Energy Transfer Equity LP, secured bond, first lien, 7.50%, 10/15/20	United States	200,000	220,000
Energy Transfer Partners LP, senior bond,
5.15%, 3/15/45	United States	230,000	221,533
6.125%, 12/15/45	United States	540,000	585,244

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Corporate Bonds and Notes (continued)
Oil, Gas & Consumable Fuels (continued)
EnLink Midstream Partners LP, senior bond,
4.85%, 7/15/26	United States	210,000		$208,998
5.60%, 4/01/44	United States	145,000		134,930
5.05%, 4/01/45	United States	245,000		213,231
Enterprise Products Operating LLC, senior bond, 3.70%, 2/15/26	United States	35,000		36,546
[f,h]EP PetroEcuador via Noble Sovereign Funding I Ltd., secured note,
FRN, Reg S, 6.27%, 9/24/19	Ecuador	552,158		539,044
[h]Exxon Mobil Corp., senior note, FRN, 0.693%, 3/15/17	United States	110,000		110,052
[e]Hilcorp Energy I LP / Hilcorp Finance Co., senior bond, 144A, 5.00%,
12/01/24	United States	270,000		263,250
Kinder Morgan Energy Partners LP, senior bond,
3.45%, 2/15/23	United States	70,000		69,401
3.50%, 9/01/23	United States	100,000		99,193
5.625%, 9/01/41	United States	130,000		129,663
5.00%, 8/15/42	United States	300,000		291,325
4.70%, 11/01/42	United States	150,000		139,100
5.00%, 3/01/43	United States	145,000		139,927
[b]Kinder Morgan Inc., senior bond, 8.05%, 10/15/30	United States	2,194,000		2,568,963
Marathon Oil Corp., senior bond, 5.20%, 6/01/45	United States	345,000		310,211
Matador Resources Co., senior note, 6.875%, 4/15/23	United States	497,000		515,637
[e]MEG Energy Corp., 144A,
senior bond, 6.375%, 1/30/23	Canada	180,000		141,300
senior bond, 7.00%, 3/31/24	Canada	665,000		538,650
senior note, 6.50%, 3/15/21	Canada	230,000		189,750
MPLX LP,
senior bond, 4.00%, 2/15/25	United States	30,000		29,355
[e]senior note, 144A, 4.50%, 7/15/23	United States	55,000		55,556
[e]senior note, 144A, 4.875%, 12/01/24	United States	960,000		982,978
Noble Energy Inc.,
senior bond, 5.25%, 11/15/43	United States	255,000		258,188
senior bond, 5.05%, 11/15/44	United States	295,000		295,522
senior note, 5.625%, 5/01/21	United States	50,000		52,175
Oasis Petroleum Inc.,
senior bond, 6.875%, 1/15/23	United States	70,000		64,925
senior note, 7.25%, 2/01/19	United States	10,000		9,900
senior note, 6.875%, 3/15/22	United States	725,000		677,875
[e]Parsley Energy LLC / Parsley Finance Corp., senior note, 144A,
7.50%, 2/15/22	United States	45,000		47,700
6.25%, 6/01/24	United States	270,000		280,125
Petrobras Global Finance BV,
senior bond, 5.75%, 1/20/20	Brazil	372,000		377,156
senior bond, 6.85%, 6/05/15	Brazil	514,000		431,760
senior note, 3.00%, 1/15/19	Brazil	1,521,000		1,471,872
[f]senior note, Reg S, 3.25%, 4/01/19	Brazil	353,000	EUR	389,072
senior note, 4.875%, 3/17/20	Brazil	3,069,000		3,015,292
senior note, 8.375%, 5/23/21	Brazil	1,023,000		1,103,254
senior note, 5.375%, 1/27/21	Brazil	745,000		719,856
senior note, 8.75%, 5/23/26	Brazil	766,000		842,753
[f]Petroleos de Venezuela SA, Reg S,
senior bond, 6.00%, 11/15/26	Venezuela	1,721,000		628,165
senior note, 6.00%, 5/16/24	Venezuela	2,573,796		965,173
Plains All American Pipeline LP / PAA Finance Corp., senior bond,
4.70%, 6/15/44	United States	464,000		414,231
4.90%, 2/15/45	United States	315,000		291,002
Regency Energy Partners LP / Regency Energy Finance Corp., senior
note, 5.75%, 9/01/20	United States	75,000		80,446
Rice Energy Inc., senior note, 6.25%, 5/01/22	United States	300,000		309,000
Rose Rock Midstream LP / Rose Rock Finance Corp., senior note,
5.625%, 11/15/23	United States	285,000		260,775
RSP Permian Inc., senior note, 6.625%, 10/01/22	United States	1,250,000		1,306,250

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Corporate Bonds and Notes (continued)
Oil, Gas & Consumable Fuels (continued)
Sabine Pass Liquefaction LLC, senior secured note, first lien, 5.625%,
3/01/25	United States	455,000		$482,869
SM Energy Co.,
senior bond, 6.50%, 1/01/23	United States	60,000		59,100
senior bond, 5.625%, 6/01/25	United States	10,000		9,400
senior note, 6.50%, 11/15/21	United States	10,000		9,950
senior note, 6.125%, 11/15/22	United States	220,000		215,050
senior note, 5.00%, 1/15/24	United States	230,000		211,888
Whiting Petroleum Corp., senior note,
6.50%, 10/01/18	United States	145,000		139,563
5.00%, 3/15/19	United States	25,000		23,250
5.75%, 3/15/21	United States	790,000		707,050
Williams Partners LP, senior bond,
3.90%, 1/15/25	United States	355,000		353,626
4.00%, 9/15/25	United States	125,000		125,307
6.30%, 4/15/40	United States	535,000		585,806
5.10%, 9/15/45	United States	615,000		605,101
[e,h]YPF SA, senior note, 144A, FRN, 31.354%, 7/07/20	Argentina	245,000		271,705
				36,543,414
Paper & Forest Products 0.8%
Resolute Forest Products Inc., senior note, 5.875%, 5/15/23	United States	10,344,000		9,309,600
Pharmaceuticals 0.4%
[h]Actavis Funding SCS, senior note, FRN, 1.548%, 9/01/16	United States	435,000		435,000
[h]Johnson & Johnson, senior note, FRN, 0.899%, 11/28/16	United States	20,000		20,009
[h]Merck & Co. Inc., senior note, FRN, 0.932%, 2/10/17	United States	165,000		165,056
Teva Pharmaceutical Finance Netherlands III BV, senior bond, 3.15%,
10/01/26	Israel	215,000		216,930
[e]Valeant Pharmaceuticals International Inc., 144A,
senior bond, 6.125%, 4/15/25	United States	532,000		468,825
senior note, 6.75%, 8/15/18	United States	260,000		262,054
senior note, 5.625%, 12/01/21	United States	115,000		104,363
senior note, 5.50%, 3/01/23	United States	385,000		336,875
senior note, 4.50%, 5/15/23	United States	225,000	EUR	209,628
senior note, 5.875%, 5/15/23	United States	2,150,000		1,902,750
				4,121,490
Professional Services 0.3%
[b,e]Altegrity Inc., senior note, first lien, 144A, 9.50%, 7/01/19	United States	3,047,000		2,894,650
Verisk Analytics Inc., senior bond, 5.50%, 6/15/45	United States	390,000		425,219
				3,319,869
Real Estate Management & Development 0.0%†
[e]Rialto Holdings LLC / Rialto Corp., senior note, 144A, 7.00%, 12/01/18	United States	178,000		182,450
Software 0.1%
[e]Open Text Corp., senior bond, 144A, 5.875%, 6/01/26	Canada	1,110,000		1,173,825
[h]Oracle Corp., senior note, FRN, 0.857%, 7/07/17	United States	135,000		135,230
				1,309,055
Specialty Retail 0.0%†
[h]Lowe's Cos. Inc., senior note, FRN, 1.256%, 9/14/18	United States	255,000		257,352
Technology Hardware, Storage & Peripherals 0.1%
[e]Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 144A,
senior note, 5.875%, 6/15/21	United States	115,000		121,783
senior note, 7.125%, 6/15/24	United States	60,000		65,045
senior secured bond, first lien, 6.02%, 6/15/26	United States	1,170,000		1,256,503
				1,443,331
Thrifts & Mortgage Finance 0.0%†
Santander Holdings USA Inc., senior bond, 4.50%, 7/17/25	United States	475,000		498,107

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Corporate Bonds and Notes (continued)
Trading Companies & Distributors 0.0%†
Air Lease Corp.,
senior bond, 4.25%, 9/15/24	United States	170,000		$179,350
senior note, 3.75%, 2/01/22	United States	90,000		94,115
				273,465
Wireless Telecommunication Services 0.1%
[f]GTH Finance BV, senior note, Reg S, 6.25%, 4/26/20	Netherlands	511,000		538,275
Total Corporate Bonds and Notes (Cost $196,624,161)				219,839,571
Corporate Bonds and Notes in Reorganization 0.4%
Diversified Telecommunication Services 0.0%†
[e,g]Oi SA, senior note, 144A, 9.75%, 9/15/16	Brazil	300,000	BRL	19,593
Electric Utilities 0.2%
[b,e,g]Energy Future Intermediate Holding Co. LLC / EFIH Finance Inc., senior
note, 144A, 11.25%, 12/01/18	United States	2,011,000		2,036,137
Energy Equipment & Services 0.1%
[e,g]Paragon Offshore PLC, 144A,
senior bond, 7.25%, 8/15/24	United States	2,170,000		623,875
[b]senior note, 6.75%, 7/15/22	United States	3,218,000		925,175
				1,549,050
Oil, Gas & Consumable Fuels 0.1%
Halcon Resources Corp.,
[e]secured note, second lien, 144A, 8.625%, 2/01/20	United States	505,000		482,275
[g]senior note, 9.75%, 7/15/20	United States	370,000		93,425
[g]Linn Energy LLC / Linn Energy Finance Corp.,
[b,e]secured note, second lien, 144A, 12.00%, 12/15/20	United States	343,000		149,205
senior bond, 8.625%, 4/15/20	United States	2,743,000		610,318
senior bond, 7.75%, 2/01/21	United States	1,106,000		243,320
senior note, 6.50%, 5/15/19	United States	473,000		104,060
senior note, 6.25%, 11/01/19	United States	205,000		45,100
[e,g]Pacific Exploration and Production Corp., 144A,
senior bond, 5.125%, 3/28/23	Colombia	200,000		36,000
senior bond, 5.625%, 1/19/25	Colombia	515,000		92,700
senior note, 5.375%, 1/26/19	Colombia	175,000		31,500
				1,887,903
Total Corporate Bonds and Notes in Reorganization (Cost $5,366,512)				5,492,683
[h]Senior Floating Rate Interests 0.2%
Auto Components 0.0%†
Gates Global Inc., Term Loan B, 4.25%, 7/06/21	United States	178,899		176,402
Building Products 0.0%†
Ply Gem Holdings Inc., Term Loan, 4.00%, 2/01/21	United States	38,168		38,287
Communications Equipment 0.0%†
Presidio Holdings, Term Loan B, 5.25%, 2/02/22	United States	187,625		187,601
Construction & Engineering 0.0%†
Engility Corp., Term Loan B2, 5.75%, 8/14/23	United States	107,742		108,719
Construction Materials 0.0%†
Headwaters Inc., Term Loan B, 4.00%, 3/24/22	United States	190,000		190,475
Diversified Financial Services 0.0%†
Harbor Frieght Tools USA Inc., Term Loan B, 4.00%, 8/18/23	United States	119,169		119,601
Diversified Telecommunication Services 0.1%
Integra Telecom, Term Loan, 5.25%, 8/14/20	United States	222,684		221,375
Electric Utilities 0.0%†
Power Buyer LLC, Delayed Draw, Term Loan, 4.25%, 5/06/20	United States	66,437		66,437
Health Care Providers & Services 0.0%†
Universal Services, Delayed Draw, Term Loan B, 4.75%, 7/28/22	United States	119,400		117,609

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*			Value
[h]Senior Floating Rate Interests (continued)
Insurance 0.0%†
Hyperion Insurance Group Ltd., Term Loan B, 5.50%, 4/29/22	United States	44,438			$42,952
IT Services 0.0%†
Aptean Inc., Term Loan, first lien, 5.25%, 2/26/20	United States	48,875			48,600
Leisure Products 0.0%†
SRAM LLC, Term Loan, senior secured, first lien guaranteed, 4.00%,
4/10/20	United States	34,198			32,830
Machinery 0.0%†
North American Lifting Holdings Inc., Initial Term Loan, 5.50%, 11/27/20	United States	15,617			12,181
Oil, Gas & Consumable Fuels 0.0%†
Energy Transfer Equity LP, Term Loan 2013, 3.29%, 12/02/19	United States	33,128			32,621
Energy Transfer Partners LP, Term Loan C, 4.04%, 12/02/19	United States	39,998			39,558
OSG Bulk Ships, Term Loan B, 5.25%, 8/05/19	United States	9,079			9,033
Southcross Energy Partners LP, senior secured, Term Loan B, first lien
guaranteed, 5.25%, 8/04/21	United States	29,548			24,100
					105,312
Retailing 0.0%†
Talbots Inc., Initial Term Loan, first lien, 5.50%, 3/19/20	United States	66,882			65,544
Semiconductors & Semiconductor Equipment 0.0%†
Cavium Inc., Term Loan B, 3.75%, 8/16/22	United States	75,000			75,188
Technology Hardware, Storage & Peripherals 0.1%
Western Digital Co., Term Loan, 4.50%, 4/29/23	United States	336,824			338,649
Total Senior Floating Rate Interests (Cost $1,954,127)					1,947,762
Foreign Government and Agency Securities 2.5%
Government of Argentina,
7.82%, 12/31/33	Argentina	1,801,320		EUR	2,127,828
senior note, 8.75%, 6/02/17	Argentina	2,083,173			2,190,456
[f]senior note, Reg S, 6.875%, 4/22/21	Argentina	1,045,000			1,134,870
[f]Government of Bahrain, Reg S, senior note,
6.125%, 7/05/22	Bahrain	288,000			303,647
7.00%, 1/26/26	Bahrain	543,000			577,906
Government of Brazil, senior note, 10.00%, 1/01/17	Brazil	3,300,000		BRL	1,026,481
[f]Government of Cyprus, Reg S, 3.875%, 5/06/22	Cyprus	942,000		EUR	1,082,853
Government of Hellenic Republic,
[f]senior bond, Reg S, 3.00% to 2/24/20, 3.65% to 2/24/21, 4.30%
thereafter, 2/24/42	Greece	1,850,100		EUR	1,332,242
[e]senior note, 144A, 3.375%, 7/17/17	Greece	3,638,000		EUR	3,948,230
[e]senior note, 144A, 4.75%, 4/17/19	Greece	2,292,000		EUR	2,336,490
Government of Hungary, senior bond, 5.375%, 2/21/23	Hungary	420,000			476,910
[f]Government of Iraq, senior bond, Reg S, 5.80%, 1/15/28	Iraq	814,000			661,375
Government of Mexico, senior bond, 4.00%, 10/02/23	Mexico	1,140,000			1,242,600
[f]Government of Oman, senior note, Reg S, 3.625%, 6/15/21	Oman	832,000			859,206
[f]Government of Pakistan, senior note, Reg S, 6.75%, 12/03/19	Pakistan	448,000			480,495
[f]Government of Paraguay, senior note, Reg S, 4.625%, 1/25/23	Paraguay	945,000			1,013,513
Government of Poland, 4.75%, 4/25/17	Poland	3,900,000		PLN	1,018,679
[f]Government of Qatar, senior note, Reg S, 2.375%, 6/02/21	Qatar	1,366,000			1,382,187
[f]Government of Russia, Reg S,
4.75%, 5/27/26	Russia	1,000,000			1,067,500
senior bond, 5.625%, 4/04/42	Russia	400,000			459,068
senior bond, 5.875%, 9/16/43	Russia	400,000			474,450
[f]Government of Sri Lanka, senior note, Reg S, 6.85%, 11/03/25	Sri Lanka	436,000			469,777
[f]Government of Ukraine, Reg S, 7.75%, 9/01/19 - 9/01/20	Ukraine	1,867,000			1,859,575

Letras 12/28/16 del Banco - 1/25/17 Central de la Republica Argentina, Strip,	Argentina	38,208,031	[m]	ARS	2,343,892
Total Foreign Government and Agency Securities (Cost $27,669,887)					29,870,230

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities 2.4%
Airlines 0.1%
[e]Air Canada 2015-2 Class B Pass Through Trust, third lien note, 144A,
5.00%, 6/15/25	Canada	505,000	$505,631
[e]Latam Airlines, 2015-1 Pass Through Trust B, 144A, 4.50%, 11/15/23	Chile	931,990	906,360
			1,411,991
Banks 0.1%
Capital One Multi-Asset Execution Trust,
[h]2007-A2, FRN, 0.588%, 12/16/19	United States	510,000	509,841
2013-A3, 0.96%, 9/16/19	United States	100,000	100,018
2014-A2, 1.26%, 1/15/20	United States	40,000	40,057
2014-A5, 1.48%, 7/15/20	United States	90,000	90,377
2015-A7, 1.45%, 8/16/21	United States	400,000	402,236
[h]Wells Fargo Mortgage Backed Securities 2003-M Trust, A1, FRN,
2.787%, 12/25/33	United States	32,635	32,754
[h]Wells Fargo Mortgage Backed Securities 2004-0 Trust, A1, FRN,
2.992%, 8/25/34	United States	13,281	13,494
Wells Fargo Mortgage Backed Securities 2005-16 Trust, A18, 6.00%,
1/25/36	United States	6,781	6,725
[h]Wells Fargo Mortgage Backed Securities 2005-AR10 Trust, 2A4, FRN,
2.929%, 6/25/35	United States	20,348	21,222
			1,216,724
Commercial Services & Supplies 0.0%†
[e]Shenton Aircraft Investment I Ltd., 2015-A, 144A, 4.75%, 10/15/42	Cayman Islands	326,494	322,004
Consumer Finance 0.2%
[h]American Express Credit Account 2012-4 Trust, A, FRN, 0.748%,
5/15/20	United States	355,000	355,354
American Express Credit Account Master Trust,
[h]2012-A, FRN, 0.778%, 1/15/20	United States	100,000	100,100
2013-A, 0.98%, 5/15/19	United States	100,000	99,998
2014-A, 1.26%, 1/15/20	United States	100,000	100,176
2014-A, 1.49%, 4/15/20	United States	100,000	100,456
[h]2014-A, FRN, 0.798%, 5/15/20	United States	100,000	100,161
[h]Bank of America Credit Card Trust, FRN,
A, 0.778%, 9/16/19	United States	120,000	120,097
A, 0.838%, 6/15/20	United States	510,000	511,332
A, 0.888%, 6/15/21	United States	100,000	100,301
A, 0.898%, 10/15/21	United States	85,000	85,273
A3, 0.798%, 1/15/20	United States	100,000	100,131
			1,773,379
Diversified Financial Services 1.8%
[e]AIM Aviation Finance Ltd., 2015-B1, 144A, 5.072%, 2/15/40	Cayman Islands	334,821	323,626
[e]Ajax Mortgage Loan 2016-B Trust, A, 144A, 4.00%, 9/25/65	United States	175,000	175,035
[h]Alliance Bancorp 2007-OA1 Trust, A1, FRN, 0.764%, 7/25/37	United States	351,146	256,948
Ally Auto Receivables 2016-3 Trust, A3, 1.44%, 8/17/20	United States	180,000	180,219
[h]American Express Issuance Trust II, 2013-A, FRN, 0.938%, 8/15/19	United States	240,000	240,975
[h]American Home Mortgage Investment 2005-2 Trust, 1A1, FRN, 0.824%,
9/25/45	United States	97,813	81,214
[h]American Home Mortgage Investment 2006-1 Trust, 11A1, FRN,
0.804%, 3/25/46	United States	341,478	282,742
Banc of America Alternative Loan 2003-8 Trust, 1CB1, 5.50%, 10/25/33	United States	11,458	11,723
Banc of America Alternative Loan 2004-6 Trust, 2A1, 6.00%, 7/25/34	United States	282,842	298,348
Banc of America Alternative Loan 2004-9 Trust, 2CB1, 6.00%, 10/25/34	United States	12,074	12,356
Banc of America Alternative Loan 2005-6 Trust, CB7, 5.25%, 7/25/35	United States	22,277	20,498
[h]Banc of America Funding 2004-B Trust, 1A2, FRN, 2.908%, 12/20/34	United States	82,726	76,865
Banc of America Funding 2005-5 Trust, 1A1, 5.50%, 9/25/35	United States	19,026	19,808
Banc of America Funding 2007-4 Trust, 5A1, 5.50%, 11/25/34	United States	208,722	207,274
[h]Banc of America Mortgage 2005-A Trust, 2A1, FRN, 2.964%, 2/25/35	United States	12,367	12,160

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

Franklin K2 Alternative Strategies Fund		Country	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financial Services (continued)
[e]Bayview Opportunity Master Fund IIA 2016-RPL3 Trust, A1, 144A,
3.475%, 7/28/31		United States	100,000	$100,097
BCAP LLC 2007-AA2 Trust, 22A1, 6.00%, 3/25/22		United States	239,804	237,880
[h]Bear Stearns ARM 2004-6 Trust, 2A1, FRN, 5.137%, 9/25/34		United States	86,157	79,603
[h]Bear Stearns ARM 2005-12 Trust, 11A1, FRN, 2.892%, 2/25/36		United States	26,400	20,680
[e,h]BLCP Hotel 2014-CLRN Trust, E, 144A, FRN, 4.178%, 8/15/29		United States	100,000	96,471
BMW Vehicle Owner Trust,
2013-A3, 0.67%, 11/27/17		United States	6,029	6,027
2014-A3, 0.97%, 11/26/18		United States	49,810	49,794
BXHT 2015-DRMZ Mortgage Trust, 8.681%, 7/15/29		United States	239,031	232,278
[e]CAM Mortgage 2016-1 Trust, 144A,
A, 4.00%, 1/15/56		United States	85,784	85,552
[h]M, FRN, 5.00%, 1/15/56		United States	150,000	145,873
[e]CAM Mortgage LLC, 144A,
[h]2015-1, M, FRN, 4.75%, 7/15/64		United States	100,000	98,486
2015-A, 3.50%, 7/15/64		United States	50,224	50,332
[e,h]CCRESG Commercial Mortgage 2016-HEAT Trust, D, 144A, FRN,
5.671%, 4/10/29		United States	100,000	100,969
Chase Issuance Trust,
[h]A5, FRN0.878%, 4/15/21	,	United States	120,000	120,287
A8, 1.01%, 10/15/18		United States	100,000	100,018
[h]2007-A12, FRN, 0.558%, 8/15/19		United States	330,000	329,672
2014-A6, 1.26%, 7/15/19		United States	100,000	100,177
[h]2014-A8, FRN, 0.758%, 11/15/18		United States	85,000	85,035
[h]2015-A1, FRN, 0.828%, 2/18/20		United States	110,000	110,270
2015-A2, 1.59%, 2/18/20		United States	135,000	135,880
2015-A7, 1.62%, 7/15/20		United States	300,000	302,517
2016-A, 1.37%, 6/15/21		United States	260,000	260,259
2016-A5, 1.27%, 7/15/21		United States	250,000	249,447
[e]CLI Funding LLC, 2014-2A, 144A, 3.38%, 10/18/29		United States	81,590	79,048
[e]Colony American Homes, 144A,
[h]2014-2, FRN, 3.72%, 7/17/31		United States	100,000	97,140
2015-1, D, 5.649%, 10/15/47		United States	115,000	116,950
[e,h]COMM 2014-SAVA Mortgage Trust, 2014-C, 144A, FRN, 2.908%,
6/15/34		United States	100,000	99,244
Countrywide Alternative Loan Trust,
2003-2A1, 5.75%, 10/25/33		United States	23,373	24,189
2003-A7, 5.50%, 7/25/33		United States	25,033	24,924
2004-1A1, 5.50%, 4/25/34		United States	54,383	55,422
2004-5A1, 5.75%, 1/25/35		United States	9,947	10,047
2004-J10, 6.00%, 9/25/34		United States	135,753	140,474
2005-2A1, 5.50%, 2/25/25		United States	10,767	11,018
[h]2005-2A1, FRN, 0.734%, 5/25/35		United States	54,891	43,070
[h]Countrywide Home Loans Mortgage Pass-Through 2004-12 Trust, 8A1,
FRN, 3.352%, 8/25/34		United States	15,101	13,049
[h]Countrywide Home Loans Mortgage Pass-Through 2004-HYB4 Trust,
2A1, FRN, 3.076%, 9/20/34		United States	127,126	122,804
Countrywide Home Loans Mortgage Pass-Through 2005-21 Trust, A17,
5.50%, 10/25/35		United States	17,372	15,799
[e]CPS Auto Receivables 2014-B Trust, D, 144A, 4.62%, 5/15/20		United States	110,000	106,164
[e]CPS Auto Receivables 2016-B Trust, E, 144A, 8.14%, 5/15/23		United States	500,000	527,017
[e,h]Credit Suisse Mortgage Capital Certificates, 2015-A, 144A, FRN,
1.758%, 3/15/17		United States	110,000	110,111
[h]Deutsche Alt-A Securities Inc. Mortgage Loan 2005-5 Trust, 1A4, FRN,
5.50%, 11/25/35		United States	12,491	11,907
[h]Discover Card Execution Note Trust, FRN,
A1, 0.858%, 8/17/20		United States	310,000	310,595
2013-A1, 0.808%, 8/17/20		United States	210,000	210,261
[h]DSLA Mortgage Loan 2005-AR5 Trust, 2A1A, FRN, 0.844%, 9/19/45		United States	68,761	50,063
[e]DT Auto Owner 2014-3 Trust, D, 144A, 4.47%, 11/15/21		United States	50,000	50,817

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financial Services (continued)
[e]DT Auto Owner 2016-1 Trust, D, 144A, 4.66%, 12/15/22	United States	180,000		$180,548
[e]DT Auto Owner 2016-2 Trust, D, 144A, 5.43%, 11/15/22	United States	240,000		246,097
[e,h]Extended Stay America 2013-ESH Trust, D7, 144A, FRN, 4.171%,
12/05/31	United States	220,000		220,709
[e]First Investors Auto Owner 2016-1 Trust, D, 144A, 4.70%, 4/18/22	United States	110,000		108,200
Ford Credit Auto Owner Trust,
[e]2014-A, 144A, 2.31%, 4/15/26	United States	100,000		102,138
2014-A3, 0.90%, 10/15/18	United States	61,968		61,949
2014-A3, 1.06%, 5/15/19	United States	46,470		46,467
2015-A3, 1.28%, 9/15/19	United States	85,000		85,159
2015-A3, 1.41%, 2/15/20	United States	396,000		397,068
2015-B, A3, 1.16%, 11/15/19, B	United States	170,000		170,103
[h]Freddie Mac Structured Agency Credit Risk Debt Notes, FRN,
2013-M2, 4.774%, 11/25/23	United States	250,000		260,838
2015-M2, 2.374%, 10/25/27	United States	250,000		253,144
2015-M3, 3.824%, 10/25/27	United States	250,000		257,418
[h]GMACM Mortgage Loan 2005-AR4 Trust, 3A1, FRN, 3.563%, 7/19/35	United States	219,218		199,489
[e,h]GP Portfolio 2014-GGP Trust, A, 144A, FRN, 1.458%, 2/15/27	United States	72,789		72,743
GSR Mortgage Loan 2005-4F Trust, 6A1, 6.50%, 2/25/35	United States	31,281		31,455
[h]GSR Mortgage Loan 2005-AR6 Trust, 4A5, FRN, 3.003%, 9/25/35	United States	194,446		194,474
[h]Harborview Mortgage Loan 2003-2 Trust, 1A, FRN, 0.884%, 10/19/33	United States	129,646		121,957
[h]Harborview Mortgage Loan 2004-2 Trust, 1A1, FRN, 1.034%, 6/19/34	United States	177,415		153,541
[h]Harborview Mortgage Loan 2006-7 Trust, 2A1A, FRN, 0.714%, 9/19/46	United States	45,855		33,589
[e]Hilton USA 2013-HLT Trust, CFX, 144A, 3.714%, 11/05/30	United States	100,000		100,337
Honda Auto Receivables 2013-4 Owner Trust, A3, 0.69%, 9/18/17	United States	5,020		5,019
Honda Auto Receivables 2014-2 Owner Trust, A3, 0.77%, 3/19/18	United States	42,429		42,386
Honda Auto Receivables 2014-3 Owner Trust,
A3, 0.88%, 6/15/18	United States	28,088		28,077
A4, 1.31%, 10/15/20	United States	30,000		30,057
Honda Auto Receivables 2014-4 Owner Trust, A3, 0.99%, 9/17/18	United States	41,495		41,490
Honda Auto Receivables 2015-1 Owner Trust, A3, 1.05%, 10/15/18	United States	60,000		60,021
Honda Auto Receivables 2015-2 Owner Trust, A3, 1.04%, 2/21/19	United States	400,000		399,862
Honda Auto Receivables 2015-3 Owner Trust, A3, 1.27%, 4/18/19	United States	135,000		135,329
Honda Auto Receivables 2015-4 Owner Trust, A3, 1.23%, 9/23/19	United States	390,000		390,256
Honda Auto Receivables 2016-2 Owner Trust, A3, 1.39%, 4/15/20	United States	180,000		180,544
Hyundai Auto Receivables 2014-4 Owner Trust, A3, 0.79%, 7/16/18	United States	38,634		38,617
Hyundai Auto Receivables 2015-A Owner Trust, A3, 1.05%, 4/15/19	United States	53,555		53,561
Hyundai Auto Receivables 2015-B Owner Trust, A3, 1.12%, 11/15/19	United States	230,000		229,851
[h]IndyMac Mortgage Loan 2005-AR11 Trust, A3, FRN, 2.941%, 8/25/35	United States	95,072		79,083
[e,h]Invitation Homes 2014-SFR1 Trust, D, 144A, FRN, 3.107%, 6/17/31	United States	160,000		160,419
[e,h]Invitation Homes Trust, B, 144A, FRN, 2.007%, 6/17/31	United States	100,000		99,802
[h]JP Morgan Alternative Loan 2006-A1 Trust, 3A1, FRN, 2.772%, 3/25/36	United States	265,164		221,284
[e,h]JP Morgan Chase Commercial Mortgage Securities 2015-SGP Trust, D,
144A, FRN, 5.008%, 7/15/36	United States	180,000		180,858
[h]JP Morgan Mortgage 2003-A2 Trust, 3A1, FRN, 2.503%, 11/25/33	United States	15,474		14,773
JP Morgan Mortgage 2004-S1 Trust, 2A1, 6.00%, 9/25/34	United States	184,938		187,420
[h]JP Morgan Mortgage 2005-A1 Trust, 6T1, FRN, 3.07%, 2/25/35	United States	26,973		25,726
[h]JP Morgan Mortgage 2005-A3 Trust, 4A1, FRN, 2.852%, 6/25/35	United States	13,665		13,737
JP Morgan Mortgage 2005-S3 Trust, 1A11, 6.00%, 1/25/36	United States	204,465		176,925
[h]JP Morgan Mortgage 2006-A1 Trust, 1A2, FRN, 2.773%, 2/25/36	United States	49,742		44,228
[h]JP Morgan Mortgage 2006-A7 Trust, 2A4, FRN, 2.819%, 1/25/37	United States	40,445		36,215
[h]JP Morgan Mortgage 2007-A1 Trust, 4A2, FRN, 3.187%, 7/25/35	United States	9,577		9,595
JP Morgan Mortgage 2007-S1 Trust, 2A22, 5.75%, 3/25/37	United States	59,720		49,477
[h]Lehman XS Trust 2006-4N, A2A, FRN, 0.744%, 4/25/46	United States	95,433		76,946
[f,h]Ludgate Funding PLC, 2007-A2B, FRN, Reg S, 0.00%, 1/01/61	United Kingdom	39,338	EUR	40,108
[h]MASTR Adjustable Rate Mortgages 2004-7 Trust, 3A1, FRN, 2.855%,
7/25/34	United States	49,650		48,209
MASTR Alternative Loan 2004-2 Trust, 8A4, 5.50%, 3/25/34	United States	245,000		250,642
MASTR Alternative Loan 2004-8 Trust, 2A1, 6.00%, 9/25/34	United States	101,252		105,215

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financial Services (continued)
[h]Merrill Lynch Mortgage Investors MLCC, FRN,
2006-1A, 2.966%, 2/25/36	United States	149,106		$137,874
2006-2A, 2.575%, 5/25/36	United States	14,236		13,801
[e,h]Morgan Stanley Capital I 2011-C2 Trust, E, 144A, FRN, 5.655%,
6/15/44	United States	150,000		157,302
[e]Motel 6 2015-M6MZ Trust, M, 144A, 8.23%, 2/05/20	United States	996,109		1,006,468
National City Mortgage Capital 2008-1 Trust, 2A1, 6.00%, 3/25/38	United States	66,895		69,894
[h]New York Mortgage 2006-1 Trust, 2A2, FRN, 2.997%, 5/25/36	United States	34,846		31,435
[f,h]Newgate Fund PLC, 2007-A2B, FRN, Reg S, 0.337%, 12/15/50	United Kingdom	85,115	EUR	90,016
Nissan Auto Lease 2014-B Trust, A3, 1.12%, 9/15/17	United States	44,050		44,068
Nissan Auto Receivables 2013-C Owner Trust, A3, 0.67%, 8/15/18	United States	8,112		8,105
Nissan Auto Receivables 2015-C Owner Trust, A3, 1.37%, 5/15/20	United States	400,000		401,484
Nissan Auto Receivables 2016-C Owner Trust, A3, 1.18%, 1/15/21	United States	85,000		84,763
[e]Oak Hill Advisors Residential Loan 2015-NPL2 Trust, A1, 144A,
3.721%, 7/25/55	United States	92,454		91,867
[e]OneMain Financial Issuance Trust, 2014-A, 144A, 3.19%, 3/18/26	United States	150,000		151,812
[e]OneMain Financial Issuance Trust, 2015-D, 144A, 5.64%, 7/18/25	United States	285,000		279,973
[e]OneMain Financial Issuance 2015-3 Trust, B, 144A, 4.16%, 11/20/28	United States	155,000		152,366
[e]OneMain Financial Issuance 2016-2 Trust, B, 144A, 5.94%, 3/20/28	United States	235,000		245,034
[e]Prestige Auto Receivables 2016-1 Trust, E, 144A, 7.69%, 3/15/23	United States	200,000		205,907
[h]RALI 2006-QO4 Trust, 2A1, FRN, 0.714%, 4/25/46	United States	101,439		82,523
[h]RALI 2006-QO7 Trust, 3A2, FRN, 0.729%, 9/25/46	United States	48,978		36,286
[h]RALI 2007-QO4 Trust, A1A, FRN, 0.714%, 5/25/47	United States	83,366		65,966
[e,h]RCO Depositor II LLC 2015-2A Trust, FRN, 144A,
A, 4.50%, 11/25/45	United States	124,899		125,093
M, 5.00%, 11/25/45	United States	213,000		204,950
[h]RFMSI Series 2005-SA1 Trust, FRN, 3.864%, 3/25/35	United States	150,941		123,358
[f,h]RMAC Securities PLC, FRN, Reg S,
2005-A2C, 0.098%, 6/12/43	United Kingdom	23,301	EUR	24,204
2006-A2C, zero cpn., 6/12/44	United Kingdom	55,018	EUR	56,351
[e,h]SCG Trust 2013-SRP1, FRN, 144A,
A, 1.908%, 11/15/26	United States	100,000		100,005
B, 3.008%, 11/15/26	United States	100,000		96,780
C, 3.758%, 11/15/26	United States	100,000		97,055
D, 3.851%, 11/15/26	United States	245,000		232,117
[e]Sierra Timeshare 2013-3 Receivables Funding LLC, A, 144A, 2.20%,
10/20/30	United States	47,921		48,021
[e]Sofi Professional Loan Program 2016-A LLC, B, 144A, 3.57%, 1/26/38	United States	230,000		230,954
[h]Structured Adjustable Rate Mortgage Loan Trust, FRN,
1A, 2.861%, 6/25/34	United States	20,392		20,139
7A3, 3.169%, 9/25/34	United States	40,653		40,402
Series 2005-A1, 0.834%, 7/25/35	United States	359,575		269,240
Structured Asset Securities Corp. 2005-1 Trust, 7A7, 5.50%, 2/25/35	United States	19,874		20,218
[e]TAL Advantage V LLC, A, 144A, 3.55%, 11/20/38	United States	72,500		71,193
Toyota Auto Receivables 2014-C Owner Trust, A3, 0.93%, 7/16/18	United States	27,968		27,954
Toyota Auto Receivables 2015-B Owner Trust, A3, 1.27%, 5/15/19	United States	255,000		255,311
Toyota Auto Receivables 2015-C Owner Trust, A3, 1.34%, 6/17/19	United States	135,000		135,380
Toyota Auto Receivables 2016-C Owner Trust, A3, 1.14%, 8/17/20	United States	70,000		69,820
[e]US Residential Opportunity Fund III 2016-1 Trust, A, 144A, 3.475%,
7/27/36	United States	99,745		100,027
USAA Auto Owner 2015-1 Trust, A3, 1.20%, 6/17/19	United States	150,000		150,134
[e]VOLT LLC, 2015-NPL2 A1, 144A, 3.375%, 2/25/55	United States	63,329		63,455
[e]VOLT XL LLC, 2015-A2, 144A, 4.875%, 11/27/45	United States	140,000		134,369
[e]VOLT XLVIII LLC, 2016-A1, 144A, 3.50%, 7/25/46	United States	100,000		100,170
[h]WaMu Mortgage Pass-Through Certificates, 2007-HY5, 2A3, FRN,
2.291%, 5/25/37	United States	150,728		125,708
[e,h]Wedgewood Real Estate 2016-1 Trust, A2, 144A, FRN, 5.00%, 7/15/46	United States	100,000		99,776
[h]Wells Fargo Bank, N.A., Adjustable Rate Mortgage 2004-4 Trust, 3A1,
FRN, 3.024%, 3/25/35	United States	53,039		51,408

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financial Services (continued)
[e,h]WF-RBS Commercial Mortgage 2012-C6 Trust, D, 144A, FRN, 5.771%,
4/15/45	United States	150,000	$155,359
World Financial Network Credit Card Master Trust,
[h]2015-A, FRN, 0.988%, 2/15/22	United States	120,000	120,131
2015-C, 1.26%, 3/15/21	United States	400,000	400,447
			21,387,136
Equity Real Estate Investment Trusts (REITs) 0.1%
[e]American Homes 4 Rent, 144A,
[h]2014-E, FRN, 3.007%, 6/17/31	United States	100,000	98,173
2014-E, 6.231%, 10/17/36	United States	250,000	275,372
2014-E, 6.418%, 12/17/36	United States	100,000	111,555
2015-E, 5.639%, 4/17/52	United States	210,000	222,676
			707,776
Mortgage Real Estate Investment Trusts (REITs) 0.0%†
[h]Citigroup Mortgage Loan 2005-2 Trust, 1A4, FRN, 2.959%, 5/25/35	United States	23,838	22,377
[e,h]Citigroup Mortgage Loan 2009-10 Trust, 6A2, 144A, FRN, 3.358%,
9/25/34	United States	120,000	111,271
[e,h]Citigroup Mortgage Loan 2015-2 Trust, 1A1, 144A, FRN, 0.688%,
6/25/47	United States	91,630	79,636
[h]Citigroup Mortgage Loan Trust Inc., FRN,
[e]2A1, 144A, 0.628%, 8/25/36	United States	79,032	69,398
2A3, 2.99%, 8/25/35	United States	115,842	108,159
			390,841
Thrifts & Mortgage Finance 0.1%
Citibank Credit Card Issuance Trust,
[h]2013-A2, FRN, 0.802%, 5/26/20	United States	125,000	125,199
[h]2013-A7, FRN, 0.942%, 9/10/20	United States	200,000	200,992
2014-A2, 1.02%, 2/22/19	United States	100,000	100,041
2014-A4, 1.23%, 4/24/19	United States	100,000	100,172
2014-A8, 1.73%, 4/09/20	United States	100,000	101,045
Credit Suisse First Boston Mortgage Securities Corp.,
[h]2003-4A1, FRN, 2.894%, 12/25/33	United States	6,367	6,276
2003-4A4, 5.75%, 11/25/33	United States	29,889	31,472
[h]2003-7A1, FRN, 2.839%, 11/25/33	United States	9,352	9,051
[h]2004-3A1, FRN, 2.995%, 5/25/34	United States	25,215	23,809
2005-2A1, 5.25%, 11/25/20	United States	58,391	57,572
[h]GS Mortgage Securities 2007-GG10 Trust, AM, FRN, 5.988%, 8/10/45	United States	510,000	493,361
			1,248,990
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $28,182,327)			28,458,841
		Number of Contracts
Options Purchased 0.4%
Calls – Exchange-Traded
Air Freight & Logistics 0.0%†
Atlas Air Worldwide Holdings Inc., November Strike Price $50.00,
Expires 11/18/16	United States	32	1,280
Atlas Air Worldwide Holdings Inc., November Strike Price $55.00,
Expires 11/18/16	United States	57	285
			1,565
Biotechnology 0.0%†
Medivation Inc., January Strike Price $82.50, Expires 1/20/17	United States	206	2,472
Capital Markets 0.0%†
Deutsche Bank AG, January Strike Price $13.00, Expires 1/20/17	Germany	133	34,580
Chemicals 0.0%†
Monsanto Co., October Strike Price $110.00, Expires 10/21/16	United States	80	30,800

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

Franklin K2 Alternative Strategies Fund	Country	Number of Contracts	Value
Options Purchased (continued)
Calls – Exchange-Traded (continued)
Construction Materials 0.0%†
Cemex SAB de CV, ADR, October Strike Price $7.00, Expires 10/21/16	Mexico	63	$9,135
Consumer Finance 0.0%†
Encore Capital Group Inc., September Strike Price $35.00, Expires
9/16/16	United States	39	390
Diversified Financial Services 0.0%†
Nikkei 225 Index, September Strike Price 17,500.00 JPY, Expires
9/09/16	Japan	15	2,755
Nikkei 225 Index, October Strike Price 17,500.00 JPY, Expires 10/14/16	Japan	35	65,964
			68,719
Food Products 0.0%†
Bunge Ltd., October Strike Price $75.00, Expires 10/21/16	United States	15	263
Health Care Providers & Services 0.0%†
HealthSouth Corp., October Strike Price $45.00, Expires 10/21/16	United States	54	810
Humana Inc., January Strike Price $180.00, Expires 1/20/17	United States	36	55,800
			56,610
Health Care Technology 0.0%†
Allscripts Healthcare Solutions Inc., September Strike Price $15.00,
Expires 9/16/16	United States	75	375
Household Durables 0.0%†
CalAtlantic Group Inc., September Strike Price $43.00, Expires 9/16/16	United States	32	640
LGI Homes Inc., November Strike Price $35.00, Expires 11/18/16	United States	32	15,040
LGI Homes Inc., November Strike Price $40.00, Expires 11/18/16	United States	16	3,680
Meritage Homes Corp., September Strike Price $45.00, Expires 9/16/16	United States	19	57
			19,417
Insurance 0.0%†
AmTrust Financial Services Inc., September Strike Price $28.75,
Expires 9/16/16	United States	41	410
Internet & Direct Marketing Retail 0.0%†
Netflix Inc., October Strike Price $110.00, Expires 10/21/16	United States	145	26,245
Internet Software & Services 0.0%†
Blucora Inc., October Strike Price $15.00, Expires 10/21/16	United States	45	1,665
Web.com Group Inc., September Strike Price $22.50, Expires 9/16/16	United States	36	720
WebMD Health Corp., September Strike Price $70.00, Expires 9/16/16	United States	45	225
			2,610
Machinery 0.0%†
Altra Industrial Motion Corp., October Strike Price $30.00, Expires
10/21/16	United States	27	1,215
Greenbrier Cos Inc., September Strike Price $35.00, Expires 9/16/16	United States	53	2,385
Trinity Industries Inc., September Strike Price $25.00, Expires 9/16/16	United States	127	4,191
			7,791
Media 0.1%
Charter Communications Inc., January Strike Price $245.00, Expires
1/20/17	United States	278	658,860
Metals & Mining 0.0%†
AK Steel Holding Corp., September Strike Price $6.00, Expires 9/16/16	United States	317	634
AK Steel Holding Corp., December Strike Price $6.00, Expires 12/16/16	United States	159	2,703
Freeport-McMoRan Inc., November Strike Price $13.00, Expires
11/18/16	United States	328	9,184
Freeport-McMoRan Inc., January Strike Price $12.00, Expires 1/20/17	United States	110	8,910
Freeport-McMoRan Inc., January Strike Price $13.00, Expires 1/20/17	United States	439	24,584
			46,015
Oil, Gas & Consumable Fuels 0.0%†
Aegean Marine Petroleum Network Inc., September Strike Price $10.00,
Expires 9/16/16	Greece	54	1,755
The Williams Cos Inc., November Strike Price $25.00, Expires 11/18/16	United States	194	68,870

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

Franklin K2 Alternative Strategies Fund	Country	Number of Contracts		Value
Options Purchased (continued)
Calls – Exchange-Traded (continued)
Oil, Gas & Consumable Fuels (continued)
The Williams Cos Inc., November Strike Price $30.00, Expires 11/18/16	United States		194	$19,982
				90,607
Pharmaceuticals 0.0%†
Allergan PLC, January Strike Price $250.00, Expires 1/20/17	United States		28	26,880
Innoviva Inc., September Strike Price $12.50, Expires 9/16/16	United States		64	768
				27,648
Software 0.0%†
BroadSoft Inc., November Strike Price $50.00, Expires 11/18/16	United States		32	5,600
Interactive Intelligence Group Inc., September Strike Price $60.00,
Expires 9/16/16	United States		16	480
Red Hat Inc., September Strike Price $90.00, Expires 9/16/16	United States		36	180
Workday Inc., September Strike Price $82.50, Expires 9/16/16	United States		9	3,240
Workday Inc., September Strike Price $85.00, Expires 9/16/16	United States		22	4,180
				13,680
Wireless Telecommunication Services 0.0%†
Vodafone Group PLC, ADR, January Strike Price $40.00, Expires
1/19/18	United Kingdom		36	738
Vodafone Group PLC, ADR, January Strike Price $40.00, Expires
1/20/17	United Kingdom		79	276
				1,014
			Notional
		Counterparty	Amount*
Calls - Over-the-Counter
Currency Options 0.0%†
USD/TWD, January Strike Price $31.78, Expires 1/17/17	Taiwan	MSCO	3,465,000	46,075
Payer Swaptions - Over-the-Counter
Interest Rate 0.0%†
Pay fixed 10 year 2.57%, receive float 3-month USD LIBOR, Expires
9/19/16	United States	BOFA	6,200,000	—
		Number of Contracts
Puts – Exchange-Traded
Biotechnology 0.0%†
Emergent BioSolutions Inc., September Strike Price $25.00, Expires
9/16/16	United States		16	1,280
Diversified Financial Services 0.3%
CAC 40 Index, October Strike Price 4,250.00 EUR, Expires 10/21/16	France		98	66,168
Deutsche Boerse AG German Stock Index DAX, September Strike Price
9,200.00 EUR, Expires 9/16/16	Germany		18	291
Deutsche Boerse AG German Stock Index DAX, September Strike Price
9,550.00 EUR, Expires 9/16/16	Germany		8	272
Deutsche Boerse AG German Stock Index DAX, October Strike Price
10,000.00 EUR, Expires 10/21/16	Germany		54	31,774
Deutsche Boerse AG German Stock Index DAX, October Strike Price
10,200.00 EUR, Expires 10/21/16	Germany		22	17,877
EURO STOXX 50 Price EUR, September Strike Price 2,750.00 EUR,
Expires 9/16/16	Germany		110	2,822
EURO STOXX 50 Price EUR, October Strike Price 2,850.00 EUR,
Expires 10/21/16	Germany		161	56,750
EURO STOXX Utilities Price EUR, December Strike Price 250.00 EUR,
Expires 12/16/16	Germany		76	41,539
S&P 500 Index, September Strike Price $2,080.00, Expires 9/16/16	United States		8	2,720
S&P 500 Index, September Strike Price $2,175.00, Expires 9/16/16	United States		56	112,560
S&P 500 Index, September Strike Price $2,075.00, Expires 9/30/16	United States		517	434,280
S&P 500 Index, October Strike Price $2,100.00, Expires 10/21/16	United States		112	224,000
S&P 500 Index, December Strike Price $2,050.00, Expires 12/16/16	United States		504	1,839,600
S&P 500 Index, December Strike Price $2,075.00, Expires 12/16/16	United States		24	98,640

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

Franklin K2 Alternative Strategies Fund	Country	Number of Contracts	Value
Options Purchased (continued)
Puts – Exchange-Traded (continued)
Diversified Financial Services (continued)
STOXX Europe 600 Basic Resources Price EUR, September Strike
Price 300.00 EUR, Expires 9/16/16	Germany	48	$20,614
			2,949,907
Energy Equipment & Services 0.0%†
Hornbeck Offshore Services Inc., October Strike Price $5.00, Expires
10/21/16	United States	64	2,560
Equity Real Estate Investment Trusts (REITs) 0.0%†
Spirit Realty Capital Inc., October Strike Price $10.00, Expires 10/21/16	United States	80	1,600
Exchange Traded Funds 0.0%†
Financial Select Sector SPDR Fund, November Strike Price $23.00,
Expires 11/18/16	United States	198	6,534
Health Care Select Sector SPDR Fund, December Strike Price $72.00,
Expires 12/16/16	United States	385	90,090
Industrial Select Sector SPDR ETF, December Strike Price $55.00,
Expires 12/16/16	United States	509	51,409
iShares iBoxx $ High Yield Corporate Bond ETF, October Strike Price
$84.00, Expires 10/21/16	United States	789	41,028
iShares JP Morgan USD Emerging Markets Bond ETF, September
Strike Price $116.00, Expires 9/16/16	United States	38	1,710
iShares MSCI Emerging Markets ETF, September Strike Price $32.00,
Expires 9/16/16	United States	158	474
iShares MSCI Emerging Markets ETF, September Strike Price $36.00,
Expires 9/23/16	United States	262	14,410
iShares Russell 2000 ETF, October Strike Price $120.00, Expires
10/21/16	United States	234	48,438
iShares Russell 2000 ETF, December Strike Price $120.00, Expires
12/16/16	United States	99	36,036
SPDR S&P Metals & Mining ETF, September Strike Price $19.00,
Expires 9/16/16	United States	308	616
SPDR S&P Metals & Mining ETF, September Strike Price $20.00,
Expires 9/16/16	United States	48	96
SPDR S&P 500 ETF Trust, October Strike Price $213.00, Expires
10/21/16	United States	41	11,111
Technology Select Sector SPDR Fund, December Strike Price $42.00,
Expires 12/16/16	United States	552	26,496
Utilities Select Sector SPDR Fund, September Strike Price $45.00,
Expires 9/16/16	United States	396	1,584
VanEck Vectors Steel ETF, September Strike Price $25.00, Expires
9/16/16	United States	51	510
			330,542
Independent Power & Renewable Electricity Producers 0.0%†
Dynegy Inc., September Strike Price $10.00, Expires 9/16/16	United States	100	500
Internet Software & Services 0.0%†
Yahoo! Inc., October Strike Price $32.00, Expires 10/21/16	United States	544	2,720
Machinery 0.0%†
Navistar International Corp., September Strike Price $13.50, Expires
9/09/16	United States	106	6,095
Media 0.0%†
Vivendi SA, November Strike Price 16.50 EUR, Expires 11/18/16	France	265	12,415
Vivendi SA, September Strike Price 16.50 EUR, Expires 9/16/16	France	291	2,921
			15,336
Oil, Gas & Consumable Fuels 0.0%†
Golar LNG Ltd., January Strike Price $10.00, Expires 1/20/17	Bermuda	100	3,750
WPX Energy Inc., November Strike Price $5.00, Expires 11/18/16	United States	66	990
			4,740

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

Franklin K2 Alternative Strategies Fund	Country	Number of Contracts	Value
Specialty Retail 0.0%†
GNC Holdings Inc., September Strike Price $20.00, Expires 9/16/16	United States	33	$1,980
Total Options Purchased (Cost $9,211,155)			4,462,541
Total Investments before Short Term Investments (Cost $803,258,064)			873,597,543
		Principal Amount*
Short Term Investments 24.0%
U.S. Government and Agency Securities 1.3%
[i]U.S. Treasury Bill,
11/03/16	United States	560,000	559,737
[b]12/29/16	United States	15,500,000	15,482,392
Total U.S. Government and Agency Securities (Cost $16,042,596)			16,042,129
		Shares
Money Market Funds 19.1%
[j,k]Dreyfus Government Cash Management, Institutional Shares, 0.28%	United States	104,863,778	104,863,778
[k]Fidelity Investments Money Market Funds, 0.26%	United States	122,020,817	122,020,817
Total Money Market Funds (Cost $226,884,595)			226,884,595
		Principal Amount*
Repurchase Agreements (Cost $42,451,926) 3.6%
[l]Joint Repurchase Agreement, 0.303%, 9/01/16
(Maturity Value $42,452,283)	United States	42,451,926	42,451,926
BNP Paribas Securities Corp. (Maturity Value $17,341,333)
Deutsche Bank Securities Inc. (Maturity Value $7,336,179)
HSBC Securities (USA) Inc. (Maturity Value $17,341,333)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $433,438)
Collateralized by U.S. Government Agency Securities, 0.75% - 1.875%,
7/14/17 - 8/17/21; [i]U.S. Treasury Bill, 9/15/16; and U.S. Treasury Note, 0.75% -
2.625%, 6/30/17 - 11/15/20 (valued at $43,330,573)
Total Investments (Cost $1,088,637,181) 97.6%			$1,158,976,193
Options Written (0.0)%†			(519,322)
Securities Sold Short (21.5)%			(254,995,299)
Other Assets, less Liabilities 23.9%			283,549,428
Net Assets 100.0%			$1,187,011,000
		Number of Contracts
Options Written (0.0)%†
Calls – Exchange-Traded
Aerospace & Defense (0.0)%†
United Technologies Corp., October Strike Price $110.00, Expires
10/21/16	United States	4	(392)
Beverages (0.0)%†
PepsiCo Inc., October Strike Price $110.00, Expires 10/21/16	United States	6	(480)
The Coca-Cola Co., October Strike Price $45.00, Expires 10/21/16	United States	17	(255)
			(735)
Biotechnology (0.0)%†
Medivation Inc., September Strike Price $70.00, Expires 9/16/16	United States	111	(117,105)
Chemicals (0.0)%†
E. I. du Pont de Nemours & Co., October Strike Price $72.50, Expires
10/21/16	United States	3	(243)
Diversified Financial Services (0.0)%†
Nikkei 225 Index, October Strike Price 18,500.00 JPY, Expires 10/14/16	Japan	35	(14,208)
Diversified Telecommunication Services (0.0)%†
Verizon Communications Inc., October Strike Price $55.00, Expires
10/21/16	United States	47	(799)
Electric Utilities (0.0)%†
NextEra Energy Inc., December Strike Price $130.00, Expires 12/16/16	United States	7	(665)
Energy Equipment & Services (0.0)%†
Halliburton Co., October Strike Price $48.00, Expires 10/21/16	United States	9	(315)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

Franklin K2 Alternative Strategies Fund	Country	Number of Contracts	Value
Options Written (continued)
Calls – Exchange-Traded (continued)
Energy Equipment & Services (continued)
Halliburton Co., October Strike Price $49.00, Expires 10/21/16	United States	8	$(192)
			(507)
IT Services (0.0)%†
Visa Inc., October Strike Price $82.50, Expires 10/21/16	United States	5	(600)
Oil, Gas & Consumable Fuels (0.0)%†
Chevron Corp., September Strike Price $105.00, Expires 9/16/16	United States	6	(84)
Exxon Mobil Corp., September Strike Price $90.00, Expires 9/16/16	United States	23	(276)
Ship Finance International Ltd., November Strike Price $15.00, Expires
11/18/16	Norway	167	(6,680)
Ship Finance International Ltd., January Strike Price $15.00, Expires
1/20/17	Norway	84	(4,200)
Whiting Petroleum Corp., September Strike Price $9.00, Expires 9/16/16	United States	85	(595)
Whiting Petroleum Corp., October Strike Price $10.00, Expires 10/21/16	United States	95	(1,662)
			(13,497)
Pharmaceuticals (0.0)%†
Bristol-Myers Squibb Co., September Strike Price $61.50, Expires
9/16/16	United States	23	(299)
Johnson & Johnson, October Strike Price $125.00, Expires 10/21/16	United States	8	(304)
Pfizer Inc., October Strike Price $36.00, Expires 10/21/16	United States	43	(1,161)
			(1,764)
Semiconductors & Semiconductor Equipment (0.0)%†
Intel Corp., October Strike Price $37.00, Expires 10/21/16	United States	13	(806)
QUALCOMM Inc., September Strike Price $65.00, Expires 9/16/16	United States	10	(210)
QUALCOMM Inc., September Strike Price $63.50, Expires 9/23/16	United States	9	(792)
			(1,808)
Software (0.0)%†
Microsoft Corp., October Strike Price $60.00, Expires 10/21/16	United States	48	(3,600)
Tobacco (0.0)%†
Altria Group Inc., October Strike Price $67.50, Expires 10/21/16	United States	7	(406)
Puts – Exchange-Traded
Air Freight & Logistics (0.0)%†
Atlas Air Worldwide Holdings Inc., November Strike Price $40.00,
Expires 11/18/16	United States	92	(40,940)
Capital Markets (0.0)%†
Deutsche Bank AG, October Strike Price $10.00, Expires 10/21/16	Germany	133	(798)
Consumer Finance (0.0)%†
Encore Capital Group Inc., September Strike Price $22.50, Expires
9/16/16	United States	27	(3,848)
Diversified Financial Services (0.0)%†
CAC 40 Index, October Strike Price 3,800.00 EUR, Expires 10/21/16	France	98	(11,959)
Deutsche Boerse AG German Stock Index DAX, September Strike Price
8,500.00 EUR, Expires 9/16/16	Germany	18	(70)
Deutsche Boerse AG German Stock Index DAX, October Strike Price
9,500.00 EUR, Expires 10/21/16	Germany	54	(14,487)
EURO STOXX 50 Price EUR, October Strike Price 2,650.00 EUR,
Expires 10/21/16	Germany	161	(18,318)
S&P 500 Index, September Strike Price $2,125.00, Expires 9/16/16	United States	56	(41,440)
S&P 500 Index, October Strike Price $1,975.00, Expires 10/21/16	United States	113	(75,371)
STOXX Europe 600 Basic Resources Price EUR, September Strike
Price 270.00 EUR, Expires 9/16/16	Germany	48	(3,480)
			(165,125)
Exchange Traded Funds (0.0)%†
Health Care Select Sector SPDR Fund, December Strike Price $68.00,
Expires 12/16/16	United States	385	(42,735)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

Franklin K2 Alternative Strategies Fund	Country	Number of Contracts		Value
Options Written (continued)
Puts – Exchange-Traded (continued)
Exchange Traded Funds (continued)
iShares Russell 2000 ETF, October Strike Price $110.00, Expires
10/21/16	United States		234	$(12,870)
iShares Russell 2000 ETF, December Strike Price $110.00, Expires
12/16/16	United States		99	(17,028)
SPDR S&P 500 ETF Trust, October Strike Price $203.00, Expires
10/21/16	United States		41	(4,428)
				(77,061)
Food Products (0.0)%†
Bunge Ltd., October Strike Price $60.00, Expires 10/21/16	United States		15	(1,275)
Household Durables (0.0)%†
CalAtlantic Group Inc., September Strike Price $37.00, Expires 9/16/16	United States		32	(3,360)
LGI Homes Inc., November Strike Price $30.00, Expires 11/18/16	United States		48	(3,000)
Meritage Homes Corp., September Strike Price $35.00, Expires 9/16/16	United States		19	(1,045)
				(7,405)
Insurance (0.0)%†
AmTrust Financial Services Inc., September Strike Price $23.75,
Expires 9/16/16	United States		16	(160)
AmTrust Financial Services Inc., September Strike Price $25.00,
Expires 9/16/16	United States		13	(162)
				(322)
Internet Software & Services (0.0)%†
Blucora Inc., October Strike Price $10.00, Expires 10/21/16	United States		45	(2,025)
WebMD Health Corp., September Strike Price $60.00, Expires 9/16/16	United States		35	(30,205)
				(32,230)
Machinery (0.0)%†
Altra Industrial Motion Corp., October Strike Price $25.00, Expires
10/21/16	United States		27	(877)
Trinity Industries Inc., September Strike Price $21.00, Expires 9/16/16	United States		127	(953)
				(1,830)
Metals & Mining (0.0)%†
AK Steel Holding Corp., December Strike Price $4.50, Expires 12/16/16	United States		159	(10,812)
Pharmaceuticals (0.0)%†
Innoviva Inc., September Strike Price $10.00, Expires 9/16/16	United States		61	(1,067)
Software (0.0)%†
BroadSoft Inc., November Strike Price $45.00, Expires 11/18/16	United States		32	(10,320)
Interactive Intelligence Group Inc., September Strike Price $50.00,
Expires 9/16/16	United States		16	(2,120)
Workday Inc., September Strike Price $77.50, Expires 9/16/16	United States		32	(1,120)
Workday Inc., December Strike Price $80.00, Expires 12/16/16	United States		16	(6,720)
				(20,280)
			Notional
		Counterparty	Amount*
Receiver Swaptions - Over-the-Counter
Interest Rate (0.0)%†
Receive fixed 10 year 3.07%, pay float 3-month USD LIBOR, Expires
9/19/16	United States	BOFA	6,200,000	(—)
Total Options Written
(Premiums Received $656,837)				(519,322)
			Shares
Securities Sold Short (21.5)%
Common Stocks (11.3)%
Aerospace & Defense (0.1)%
Boeing Co.	United States		6,079	(786,927)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Securities Sold Short (continued)
Common Stocks (continued)
Air Freight & Logistics (0.1)%
CH Robinson Worldwide Inc.	United States	8,624	$(598,678)
XPO Logistics Inc.	United States	6,963	(249,275)
			(847,953)
Airlines (0.1)%
American Airlines Group Inc.	United States	17,095	(620,548)
Deutsche Lufthansa AG	Germany	10,756	(125,317)
Norwegian Air Shuttle ASA	Norway	3,481	(126,578)
WestJet Airlines Ltd.	Canada	19,623	(362,114)
			(1,234,557)
Auto Components (0.0)%†
Borgwarner Inc.	United States	2,508	(86,250)
Lear Corp.	United States	709	(82,450)
Magna International Inc.	Canada	2,508	(101,072)
			(269,772)
Automobiles (0.0)%†
General Motors Co.	United States	2,510	(80,119)
Banks (0.0)%†
CIT Group Inc.	United States	5,601	(206,565)
Beverages (0.0)%†
Brown-Forman Corp., B	United States	4,680	(227,214)
Biotechnology (0.3)%
Ablynx NV	Belgium	9,943	(126,658)
Acorda Therapeutics Inc.	United States	16,146	(388,796)
AMAG Pharmaceuticals Inc.	United States	18,772	(447,337)
BioMarin Pharmaceutical Inc.	United States	4,034	(378,752)
Emergent BioSolutions Inc.	United States	16,131	(429,891)
Intercept Pharmaceuticals Inc.	United States	2,061	(305,667)
Ligand Pharmaceuticals Inc.	United States	11,821	(1,221,228)
PDL BioPharma Inc.	United States	6,270	(18,246)
PTC Therapeutics Inc.	United States	8,726	(71,640)
			(3,388,215)
Building Products (0.1)%
Griffon Corp.	United States	51,464	(881,064)
Capital Markets (0.0)%†
Cowen Group Inc., A	United States	76,325	(286,219)
FXCM Inc.	United States	748	(6,979)
			(293,198)
Chemicals (0.1)%
E. I. du Pont de Nemours & Co.	United States	8,378	(583,109)
Mosaic Co.	United States	3,785	(113,815)
[d]Rayonier Advanced Materials Inc.	United States	27,818	(342,161)
TerraVia Holdings Inc.	United States	85,344	(226,162)
			(1,265,247)
Communications Equipment (0.3)%
ARRIS International PLC	United States	7,788	(218,609)
Palo Alto Networks Inc.	United States	20,441	(2,722,128)
			(2,940,737)
Construction Materials (0.1)%
Cemex SAB de CV, ADR	Mexico	157,845	(1,308,536)
LafargeHolcim Ltd., B	Switzerland	6,352	(336,797)
			(1,645,333)
Consumer Finance (0.1)%
Encore Capital Group Inc.	United States	20,100	(433,356)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Securities Sold Short (continued)
Common Stocks (continued)
Consumer Finance (continued)
PRA Group Inc.	United States	4,049	$(129,487)
			(562,843)
Containers & Packaging (0.0)%†
International Paper Co.	United States	2,914	(141,300)
Diversified Consumer Services (0.3)%
Ascent Capital Group Inc.	United States	8,339	(193,548)
Carriage Services Inc.	United States	39,716	(930,943)
TAL Education Group, ADR	China	31,517	(1,883,456)
			(3,007,947)
Diversified Financial Services (0.0)%†
Element Financial Corp.	Canada	32,652	(339,866)
Diversified Telecommunication Services (0.1)%
CenturyLink Inc.	United States	7,954	(221,121)
Verizon Communications Inc.	United States	5,165	(270,285)
			(491,406)
Electric Utilities (0.3)%
Fortis Inc.	Canada	99,395	(3,127,364)
Great Plains Energy Inc.	United States	1,543	(41,908)
			(3,169,272)
Electrical Equipment (0.0)%†
General Cable Corp.	United States	19,646	(316,890)
Electronic Equipment, Instruments & Components (0.4)%
Belden Inc.	United States	9,477	(706,890)
Knowles Corp.	United States	45,360	(630,504)
MTS Systems Corp.	United States	21,474	(1,068,332)
TTM Technologies Inc.	United States	45,836	(491,820)
Vishay Intertechnology Inc.	United States	124,696	(1,765,695)
			(4,663,241)
Energy Equipment & Services (0.1)%
Hornbeck Offshore Services Inc.	United States	12,902	(70,574)
SEACOR Holdings Inc.	United States	2,132	(125,319)
Weatherford International PLC	United States	103,652	(566,976)
			(762,869)
Equity Real Estate Investment Trusts (REITs) (0.8)%
American Homes 4 Rent	United States	53,741	(1,175,314)
Colony Starwood Homes	United States	47,980	(1,487,380)
Forest City Realty Trust Inc.	United States	41,718	(987,048)
Gramercy Property Trust	United States	297,604	(2,880,804)
National Health Investors Inc.	United States	12,148	(975,241)
Omega Healthcare Investors Inc.	United States	29,989	(1,085,602)
Welltower Inc.	United States	3,307	(253,812)
			(8,845,201)
Food Products (0.2)%
Bunge Ltd.	United States	6,093	(389,343)
Post Holdings Inc.	United States	25,485	(2,160,618)
			(2,549,961)
Health Care Equipment & Supplies (0.6)%
Abbott Laboratories	United States	42,977	(1,805,893)
Hologic Inc.	United States	5,916	(227,293)
Integra LifeSciences Holdings Corp.	United States	22,391	(1,935,030)
Nipro Corp.	Japan	12,400	(154,363)
NuVasive Inc.	United States	8,357	(547,133)
Quidel Corp.	United States	9,057	(197,171)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Securities Sold Short (continued)
Common Stocks (continued)
Health Care Equipment & Supplies (continued)
Wright Medical Group NV	United States	80,235	$(1,986,619)
			(6,853,502)
Health Care Providers & Services (0.4)%
Aceto Corp.	United States	13,345	(269,436)
Aetna Inc.	United States	8,035	(941,059)
HealthSouth Corp.	United States	33,284	(1,354,992)
Healthways Inc.	United States	20,824	(520,808)
Molina Healthcare Inc.	United States	38,025	(2,046,125)
			(5,132,420)
Health Care Technology (0.0)%†
Allscripts Healthcare Solutions Inc.	United States	17,151	(221,419)
Hotels, Restaurants & Leisure (0.5)%
Chipotle Mexican Grill Inc.	United States	684	(282,991)
Hilton Worldwide Holdings Inc.	United States	42,268	(1,008,937)
Marriott International Inc., A	United States	61,487	(4,385,868)
			(5,677,796)
Household Durables (0.2)%
CalAtlantic Group Inc.	United States	15,238	(556,035)
LGI Homes Inc.	United States	33,162	(1,274,084)
M/I Homes Inc.	United States	7,917	(183,199)
Meritage Homes Corp.	United States	2,092	(75,103)
			(2,088,421)
Household Products (0.0)%†
Unicharm Corp.	Japan	9,900	(240,455)
Independent Power & Renewable Electricity Producers (0.1)%
Dynegy Inc.	United States	58,136	(736,583)
Pattern Energy Group Inc.	United States	30,637	(729,161)
			(1,465,744)
Industrial Conglomerates (0.0)%†
3M Co.	United States	989	(177,269)
Keihan Holdings Co. Ltd.	Japan	7,000	(45,397)
Roper Technologies Inc.	United States	997	(177,017)
			(399,683)
Insurance (0.2)%
AmTrust Financial Services Inc.	United States	7,616	(201,748)
CNP Assurances	France	100,435	(1,616,594)
			(1,818,342)
Internet & Catalog Retail (0.6)%
Ctrip.com International Ltd., ADR	China	39,766	(1,882,920)
Priceline Group Inc.	United States	3,492	(4,947,221)
Shutterfly Inc.	United States	13,001	(652,910)
			(7,483,051)
Internet & Direct Marketing Retail (0.1)%
Netflix Inc.	United States	14,484	(1,411,466)
Internet Software & Services (1.4)%
Akamai Technologies Inc.	United States	1,222	(67,088)
Alibaba Group Holding Ltd., ADR	China	46,106	(4,481,042)
Blucora Inc.	United States	4,843	(50,125)
Cornerstone OnDemand Inc.	United States	5,748	(252,452)
j2 Global Inc.	United States	8,527	(581,286)
MercadoLibre Inc.	Argentina	6,286	(1,081,192)
VeriSign Inc.	United States	113,436	(8,445,310)
Web.com Group Inc.	United States	2,979	(52,013)
WebMD Health Corp.	United States	24,841	(1,281,051)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Securities Sold Short (continued)
Common Stocks (continued)
Internet Software & Services (continued)
Yahoo! Inc.	United States	17,663	$(755,093)
			(17,046,652)
IT Services (0.2)%
Blackhawk Network Holdings Inc.	United States	5,892	(201,801)
CSG Systems International Inc.	United States	27,387	(1,197,359)
Euronet Worldwide Inc.	United States	1,888	(146,528)
International Business Machines Corp.	United States	2,434	(386,714)
PayPal Holdings Inc.	United States	2,773	(103,017)
Unisys Corp.	United States	35,858	(362,166)
			(2,397,585)
Leisure Products (0.0)%†
JAKKS Pacific Inc.	United States	31,079	(286,238)
Life Sciences Tools & Services (0.0)%†
Albany Molecular Research Inc.	United States	19,787	(293,243)
Fluidigm Corp.	United States	3,213	(29,271)
Illumina Inc.	United States	617	(103,866)
			(426,380)
Machinery (0.5)%
Altra Industrial Motion Corp.	United States	20,366	(574,321)
Caterpillar Inc.	United States	4,369	(358,040)
Cummins Inc.	United States	3,427	(430,465)
Deere & Co.	United States	3,022	(255,510)
Donaldson Co. Inc.	United States	4,861	(182,531)
Greenbrier Cos Inc.	United States	8,633	(292,572)
Joy Global Inc.	United States	22,163	(604,607)
Navistar International Corp.	United States	11,976	(168,143)
PACCAR Inc.	United States	13,647	(816,636)
Trinity Industries Inc.	United States	36,306	(886,593)
Wabash National Corp.	United States	46,363	(646,764)
			(5,216,182)
Media (0.5)%
AMC Entertainment Holdings Inc., A	United States	12,998	(395,269)
Charter Communications Inc., A	United States	1,384	(355,979)
Comcast Corp., A	United States	17,585	(1,147,597)
Dish Network Corp., A	United States	29,613	(1,487,461)
Liberty Braves Group	United States	820	(13,784)
Liberty Media Group	United States	2,238	(47,893)
Liberty SiriusXM Group	United States	11,159	(373,938)
Lions Gate Entertainment Corp.	United States	59,547	(1,248,105)
Live Nation Entertainment Inc.	United States	8,904	(237,915)
Regal Entertainment Group, A	United States	10,444	(223,293)
Time Warner Inc.	United States	2,815	(220,724)
Walt Disney Co.	United States	1,573	(148,586)
			(5,900,544)
Metals & Mining (0.1)%
AK Steel Holding Corp.	United States	99,627	(444,337)
Alcoa Inc.	United States	30,828	(310,746)
			(755,083)
Mortgage Real Estate Investment Trusts (REITs) (0.1)%
Apollo Commercial Real Estate Finance Inc.	United States	5,738	(93,530)
Colony Capital Inc.	United States	20,193	(372,965)
Redwood Trust Inc.	United States	3,859	(57,113)
Starwood Property Trust Inc.	United States	44,847	(1,026,996)
			(1,550,604)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Securities Sold Short (continued)
Common Stocks (continued)
Multi-Utilities (0.0)%†
Dominion Resources Inc.	United States	5,420	$(401,947)
Oil, Gas & Consumable Fuels (0.4)%
Aegean Marine Petroleum Network Inc.	Greece	56,970	(569,130)
Golar LNG Ltd.	Bermuda	4,563	(95,047)
Green Plains Inc.	United States	59,319	(1,440,265)
Range Resources Corp.	United States	39,514	(1,524,055)
Renewable Energy Group Inc.	United States	39,451	(353,876)
Scorpio Tankers Inc.	Monaco	9,342	(45,683)
Ship Finance International Ltd.	Norway	6,392	(96,455)
Sm Energy Co.	United States	9,906	(375,239)
WPX Energy Inc.	United States	12,000	(144,000)
			(4,643,750)
Paper & Forest Products (0.0)%†
Domtar Corp.	United States	8,134	(303,561)
Pharmaceuticals (0.2)%
Allergan PLC	United States	87	(20,405)
Innoviva Inc.	United States	34,499	(382,594)
The Medicines Co.	United States	58,773	(2,302,138)
			(2,705,137)
Professional Services (0.0)%†
51job Inc., ADR	China	2,625	(87,491)
Huron Consulting Group Inc.	United States	3,163	(198,826)
			(286,317)
Road & Rail (0.0)%†
Landstar System Inc.	United States	2,464	(170,583)
Semiconductors & Semiconductor Equipment (0.7)%
Cypress Semiconductor Corp.	United States	14,942	(178,258)
Intel Corp.	United States	35,798	(1,284,790)
Microchip Technology Inc.	United States	60,926	(3,771,929)
NVIDIA Corp.	United States	43,780	(2,685,465)
Trina Solar Ltd., ADR	China	4,128	(43,385)
			(7,963,827)
Software (0.9)%
Bottomline Technologies de Inc.	United States	10,452	(241,337)
BroadSoft Inc.	United States	17,508	(800,291)
FireEye Inc.	United States	1,873	(26,896)
Interactive Intelligence Group Inc.	United States	6,561	(392,676)
NetSuite Inc.	United States	2,240	(243,936)
Nuance Communications Inc.	United States	11,164	(162,771)
Proofpoint Inc.	United States	3,808	(293,026)
Salesforce.com Inc.	United States	23,990	(1,905,286)
Take-Two Interactive Software Inc.	United States	106,356	(4,623,295)
VMware Inc., A	United States	4,813	(352,937)
VMware Tracker	United States	17,085	(763,358)
Workday Inc., A	United States	7,107	(602,602)
			(10,408,411)
Specialty Retail (0.0)%†
AutoNation Inc.	United States	1,799	(85,183)
CarMax Inc.	United States	1,110	(65,434)
Vitamin Shoppe Inc.	United States	7,271	(201,552)
			(352,169)
Technology Hardware, Storage & Peripherals (0.0)%†
Electronics For Imaging Inc.	United States	3,192	(150,279)
Textiles, Apparel & Luxury Goods (0.0)%†
Iconix Brand Group Inc.	United States	9,842	(82,673)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Securities Sold Short (continued)
Common Stocks (continued)
Tobacco (0.0)%†
Universal Corp.	United States	6,483	$(390,082)
Trading Companies & Distributors (0.1)%
Aercap Holdings NV	Ireland	14,274	(570,532)
Kaman Corp.	United States	8,737	(392,204)
			(962,736)
Wireless Telecommunication Services (0.0)%†
Sprint Corp.	United States	48,918	(302,313)
T-Mobile U.S. Inc.	United States	140	(6,488)
Vodafone Group PLC, ADR	United Kingdom	850	(26,052)
			(334,853)
Total Common Stocks (Proceeds $128,884,767)			(134,445,589)
Exchange Traded Funds (9.6)%
Consumer Discretionary Select Sector SPDR ETF	United States	29,648	(2,388,443)
Consumer Staples Select Sector SPDR ETF	United States	18,500	(1,006,770)
Energy Select Sector SPDR ETF	United States	5,566	(381,494)
Industrial Select Sector SPDR ETF	United States	15,347	(899,181)
iShares 20+ Year Treasury Bond ETF	United States	1,958	(273,865)
iShares Core S&P Small-Cap ETF	United States	28,116	(3,478,511)
iShares MSCI Emerging Markets ETF	United States	13,445	(491,146)
iShares MSCI Japan ETF	Japan	192,735	(2,366,786)
iShares North American Tech ETF	United States	11,338	(1,368,043)
iShares North American Tech-Multimedia Networking ETF	United States	83,598	(3,266,174)
iShares North American Tech-Software ETF	United States	20,968	(2,360,368)
iShares PHLX Semiconductor ETF	United States	14,610	(1,591,029)
iShares Russell 2000 ETF	United States	31,407	(3,869,971)
iShares Russell 2000 Growth ETF	United States	20,091	(2,955,587)
iShares Russell Mid-Cap Growth ETF	United States	13,072	(1,275,435)
iShares S&P Small-Cap 600 Growth ETF	United States	10,249	(1,402,268)
iShares STOXX Europe 600 UCITS ETF	Germany	13,064	(505,656)
iShares Transportation Average ETF	United States	11,474	(1,625,063)
iShares U.S. Consumer Goods ETF	United States	16,993	(1,980,194)
iShares U.S. Technology ETF	United States	11,767	(1,371,679)
iShares U.S. Telecommunications ETF	United States	40,157	(1,293,457)
Powershares Dynamic Media Portfolio	United States	73,025	(1,836,586)
Powershares Dynamic Retail Portfolio	United States	48,902	(1,764,873)
PureFunds ISE Cyber Security ETF	United States	128,471	(3,435,315)
SPDR S&P 500 ETF Trust	United States	268,010	(58,276,094)
SPDR S&P Metals & Mining ETF	United States	31,860	(818,165)
SPDR S&P MidCap 400 ETF Trust	United States	8,188	(2,334,235)
SPDR S&P Retail ETF	United States	43,597	(1,938,759)
SPDR S&P Transportation ETF	United States	50,128	(2,337,970)
Technology Select Sector SPDR Fund	United States	24,161	(1,135,325)
Utilities Select Sector SPDR Fund	United States	8,914	(438,836)
Vanguard Consumer Staples ETF	United States	13,901	(1,945,862)
Vanguard Small-Cap Growth ETF	United States	12,676	(1,666,387)
Total Exchange Traded Funds (Proceeds $111,080,314)			(114,079,527)
		Principal Amount*
Convertible Bonds and Notes (0.2)%
Internet & Catalog Retail (0.1)%
Priceline Group Inc., senior note, 0.90%, 9/15/21	United States	617,000	(657,491)
Semiconductors & Semiconductor Equipment (0.0)%†
NXP Semiconductors NV, senior note, 1.00%, 12/01/19	Netherlands	267,000	(304,547)
Software (0.1)%
Proofpoint Inc., senior note, 0.75%, 6/15/20	United States	400,000	(475,500)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Securities Sold Short (continued)
Convertible Bonds and Notes (continued)
Software (continued)
Red Hat Inc., senior note, 0.25%, 10/01/19	United States	267,000	$(320,734)
			(796,234)
Trading Companies & Distributors (0.0)%†
Air Lease Corp., senior note, 3.875%, 12/01/18	United States	220,000	(277,062)
Total Convertible Bonds and Notes (Proceeds $1,995,513)			(2,035,334)
Corporate Bonds and Notes (0.2)%
Chemicals (0.1)%
[e]CVR Partners LP / CVR Nitrogen Finance Corp., 144A, 9.25%, 6/15/23	United States	1,396,000	(1,389,020)
Health Care Providers & Services (0.0)%†
Tenet Healthcare Corp., senior note, 6.75%, 6/15/23	United States	258,000	(246,874)
Hotels, Restaurants & Leisure (0.0)%†
[e]Wynn Macau Ltd., senior note, 144A, 5.25%, 10/15/21	Macau	267,000	(271,672)
Media (0.1)%
[e]CCO Holdings LLC / CCO Holdings Capital Corp., senior note, 144A,
5.875%, 4/01/24	United States	334,000	(360,720)
Oil, Gas & Consumable Fuels (0.0)%†
WPX Energy Inc., senior note, 6.00%, 1/15/22	United States	340,000	(332,350)
Total Corporate Bonds and Notes (Proceeds $2,659,817)			(2,600,636)
U.S. Government and Agency Securities (0.2)%
U.S. Treasury Note,
1.75%, 9/30/22	United States	902,000	(922,066)
1.625%, 2/15/26	United States	174,000	(174,574)
1.50%, 8/15/26	United States	743,000	(737,573)
Total U.S. Government and Agency Securities (Proceeds $1,834,500)			(1,834,213)
Total Securities Sold Short (Proceeds $246,454,911)			$(254,995,299)
†Rounds to less than 0.1% of net assets.

*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
aA portion or all of the security is held in connection with written option contracts open at period end.
bA portion or all of the security has been segregated as collateral for securities sold short, open swap, forward, futures and written options contracts. At
August 31, 2016, the aggregate value of these securities and/or cash pledged amounted to $435,867,081, representing 36.7% of net assets.
cNon-income producing.
dAt August 31, 2016, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At August 31, 2016, the net value of these securities was $153,558,207, representing 12.9% of net assets.
fSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of
Trustees. At August 31, 2016, the aggregate value of these securities was $37,092,108, representing 3.1% of net assets.
gDefaulted security or security for which income has been deemed uncollectible.
hThe coupon rate shown represents the rate at period end.
iThe security was issued on a discount basis with no stated coupon rate.
jA portion or all of the security is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 6.
kThe rate shown is the annualized seven-day yield at period end.
lInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At
August 31, 2016, all repurchase agreements had been entered into on that date.
mPrincipal amount is stated in 1,000 Argentine Peso Units.

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

At August 31, 2016, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts
		Number of	Notional	Expiration		Unrealized	Unrealized
Description	Type	Contracts	Value	Date		Appreciation	Depreciation
Commodity Contracts [a]
Aluminum	Long	84	$3,361,575	9/19/16	$	— $	(94,919)
Aluminum	Short	84	3,361,575	9/19/16		49,937	—
Aluminum	Long	67	2,708,056	12/19/16		—	(80,763)
Aluminum	Short	1	40,419	12/19/16		541	—
Brent Crude Oil	Long	70	3,282,300	9/30/16		—	(238,587)
Cocoa	Long	66	2,000,289	12/13/16		—	(59,377)
Coffee	Long	35	1,930,031	12/19/16		30,918	—
Copper	Long	97	11,172,581	9/19/16		—	(595,638)
Copper	Short	97	11,172,581	9/19/16		—	(58,925)
Copper	Short	40	4,619,750	12/19/16		88,064	—
Corn	Short	121	1,908,775	12/14/16		93,971	—
Cotton	Long	22	721,380	12/07/16		3,305	—
Gold 100 Oz	Long	102	13,376,280	12/28/16		—	(300,860)
Kansas City Wheat	Short	30	596,250	12/14/16		168,856	—
Low Sulfer Gas Oil	Short	10	419,750	10/12/16		—	(18,465)
Natural Gas	Long	146	4,215,020	9/28/16		—	(4,495)
RBOB Gasoline	Short	28	1,568,079	9/30/16		—	(59,911)
Silver	Long	44	4,115,540	12/28/16		—	(64,210)
Soybean Meal	Long	55	1,686,850	12/14/16		—	(422,147)
Soybean Oil	Short	36	709,992	12/14/16		—	(36,758)
Soybeans	Long	38	1,791,700	11/14/16		—	(122,003)
Sugar	Long	94	2,111,917	9/30/16		155,672	—
Sugar	Long	1	23,027	2/28/17		—	(753)
Wheat	Short	122	2,368,325	12/14/16		750,070	—
Zinc	Long	92	5,307,825	9/19/16		581,158	—
Zinc	Short	92	5,307,825	9/19/16		—	(111,842)
Zinc	Long	75	4,340,156	12/19/16		16,189	—
Zinc	Short	5	289,344	12/19/16		—	(3,271)
			94,507,192			1,938,681	(2,272,924)
Equity Contracts
CAC 40 10 Euro Index [a]	Long	104	5,148,377	9/16/16		18,234	—
DAX Index [a]	Long	17	5,030,075	9/16/16		194,839	—
DJIA Mini E-CBOT Index [a]	Long	172	15,819,700	9/16/16		437,603	—
EURO STOXX 50 Index EUR [a]	Short	186	6,286,447	9/16/16		—	(143,036)
FTSE 100 Index [a]	Long	71	6,326,816	9/16/16		—	(57,064)
FTSE 100 Index	Short	52	4,633,724	9/16/16		—	(667,144)
Hang Seng Index [a]	Long	76	11,231,665	9/29/16		68,570	—
Nasdaq 100 E-Mini Index [a]	Long	160	15,276,000	9/16/16		153,991	—
Nikkei 225 Index [a]	Long	5	816,218	9/08/16		122	—
Russell 2000 Mini Index [a]	Long	146	18,086,480	9/16/16		674,267	—
S&P 500 E-Mini Index [a]	Long	204	22,128,900	9/16/16		285,981	—
S&P 500 E-Mini Index	Short	227	24,623,825	9/16/16		—	(1,078,814)
STOXX 600 Bank Index	Short	81	652,337	9/16/16		—	(62,895)
TOPIX Index [a]	Short	29	3,729,232	9/08/16		22,642	—
			139,789,796			1,856,249	(2,008,953)
Interest Rate Contracts
3 Month Euribor [a]	Long	799	223,601,910	12/18/17		124,738	—
10 Yr. Mini Japan Government Bond [a]	Long	12	1,756,304	9/09/16		1,730	—
90 Day Eurodollar	Long	202	49,977,325	6/19/17		—	(56,069)
90 Day Eurodollar [a]	Long	1,212	299,606,400	12/18/17		—	(30,838)
90 Day Eurodollar	Short	27	6,674,400	12/18/17		—	(7,463)
90 Day Eurodollar	Short	202	49,871,275	12/17/18		70,822	—
90 Day Sterling [a]	Long	809	132,446,621	12/20/17		637,165	—
Australian 10 Yr. Bond [a]	Long	191	19,794,174	9/15/16		492,870	—
Canadian 10 Yr. Bond [a]	Long	20	2,238,371	12/19/16		1,584	—

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

Futures Contracts (continued)
			Number of	Notional	Expiration	Unrealized	Unrealized
Description		Type	Contracts	Value	Date	Appreciation	Depreciation
Interest Rate Contracts (continued)
Euro-BOBL		Short	13	$1,937,167	9/08/16	$—	$(16,653)
Euro-Bund [a]		Long	25	4,667,596	9/08/16	29,748	—
Long Gilt [a]		Long	16	2,763,489	12/28/16	3,226	—
U.S. Treasury 10 Yr. Note [a]		Long	48	6,284,250	12/20/16	—	(18,753)
U.S. Treasury 10 Yr. Note		Short	8	1,047,375	12/20/16	—	(203)
U.S. Treasury Long Bond [a]		Long	146	24,874,750	12/20/16	—	(50,190)
U.S. Treasury Long Bond		Short	23	3,918,625	12/20/16	493	—
				831,460,032		1,362,376	(180,169)
Total Futures Contracts				$1,065,757,020		$5,157,306	$(4,462,046)
Net unrealized appreciation (depreciation)						$695,260

[a] A portion or all of the contract is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 6.

At August 31, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
					Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Contract Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Buy	345,000	$385,979	9/06/16	$—	$(1,045)
Euro	BOFA	Sell	1,740,000	1,945,990	9/06/16	4,584	—
Hungarian Forint	BOFA	Buy	538,400,000	1,933,387	9/06/16	6,057	—
Hungarian Forint	BOFA	Sell	104,900,000	377,621	9/06/16	—	(254)
Swedish Krona	DBAB	Buy	2,701,000	319,674	9/07/16	—	(4,047)
Swedish Krona	DBAB	Sell	21,546,000	2,535,814	9/07/16	18,080	(34)
British Pound	BNYM	Sell	525,000	683,062	9/09/16	—	(6,500)
Euro	BNYM	Sell	3,250,000	3,646,370	9/09/16	19,691	—
New Zealand Dollar	CBOA	Sell	1,300,000	928,818	9/09/16	—	(14,099)
New Zealand Dollar	DBAB	Sell	805,000	575,414	9/09/16	—	(8,469)
Swiss Franc	BNYM	Sell	1,900,000	1,956,947	9/09/16	24,060	—
Brazilian Real	BOFA	Sell	275,000	86,185	9/12/16	1,328	—
Swedish Krona	MSCS	Buy	13,100,000	1,549,854	9/12/16	—	(18,655)
Chilean Peso	MSCS	Buy	1,000,000,000	1,473,297	9/13/16	—	(5,824)
Chilean Peso	MSCS	Sell	1,000,000,000	1,474,209	9/13/16	6,736	—
South Korean Won	BOFA	Sell	1,710,000,000	1,478,855	9/13/16	—	(54,688)
British Pound	BNYM	Sell	113,000	150,539	9/15/16	2,096	—
Swedish Krona	BNYM	Buy	274,500	32,824	9/15/16	—	(734)
Swedish Krona	BNYM	Sell	3,448,000	403,984	9/15/16	901	—
Chinese Yuan	MLCO	Sell	11,100,000	1,682,838	9/19/16	25,100	—
Chinese Yuan	MSCS	Sell	4,300,000	637,320	9/19/16	—	(4,866)
British Pound	DBAB	Buy	184,000	242,450	9/20/16	120	(825)
British Pound	DBAB	Sell	401,000	525,839	9/20/16	1,414	(2,417)
Euro	DBAB	Buy	787,000	875,352	9/20/16	5,102	(1,803)
Euro	DBAB	Sell	3,831,000	4,303,200	9/20/16	32,079	(6,015)
British Pound	BNYM	Buy	660,000	863,955	9/21/16	5,577	(2,384)
British Pound	BNYM	Sell	660,000	921,868	9/21/16	54,721	—
Canadian Dollar	BNYM	Sell	2,475,000	1,940,655	9/21/16	53,147	—
Chinese Yuan	MSCO	Sell	21,245,970	3,200,821	9/21/16	28,086	—
Euro	BNYM	Buy	4,026,923	4,482,030	9/21/16	15,140	(1,094)
Euro	BNYM	Sell	7,914,563	8,963,677	9/21/16	140,037	(13,005)
Euro	MSCO	Buy	6,346,831	7,101,847	9/21/16	17,006	(32,587)
Euro	MSCO	Sell	16,082,360	18,176,099	9/21/16	230,374	(10,299)
Japanese Yen	BNYM	Sell	110,000,000	1,032,844	9/21/16	—	(31,371)
Japanese Yen	MSCO	Buy	195,835,310	1,859,511	9/21/16	35,135	—
Japanese Yen	MSCO	Sell	339,872,340	3,234,905	9/21/16	—	(53,254)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

Forward Exchange Contracts (continued)
					Settlement		Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Contract Amount	Date		Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Mexican Peso	MLCO	Buy	355,060	$19,022	9/21/16	$	— $	(180)
Mexican Peso	MSCO	Buy	34,352,406	1,823,455	9/21/16		20,827	(21,361)
Mexican Peso	MSCO	Sell	5,729,097	310,857	9/21/16		6,841	—
Russian Ruble	MSCO	Buy	232,095,904	3,522,256	9/21/16		12,179	(4,114)
Russian Ruble	MSCO	Sell	116,047,952	1,761,906	9/21/16		—	(3,255)
South Korean Won	MSCO	Sell	2,265,503,291	1,941,472	9/21/16		—	(90,177)
Swiss Franc	BNYM	Buy	2,213,923	2,276,743	9/21/16		382	(23,154)
Swiss Franc	BNYM	Sell	6,623,705	6,903,554	9/21/16		160,040	—
Turkish Lira	MLCO	Buy	2,961,444	996,951	9/21/16		—	(372)
Turkish Lira	MLCO	Sell	8,259,066	2,734,973	9/21/16		—	(44,350)
Canadian Dollar	MSCS	Sell	2,600,000	2,034,222	9/22/16		51,375	—
Mexican Peso	MSCS	Buy	36,800,000	2,030,042	9/22/16		—	(77,427)
Australian Dollar [b]	MSCO	Buy	45,042,000	33,861,913	9/23/16		151,220	(181,798)
Australian Dollar [b]	MSCO	Sell	31,296,000	23,288,867	9/23/16		19,973	(237,730)
British Pound [b]	MSCO	Buy	17,424,000	24,869,406	9/23/16		13,083	(1,988,634)
British Pound [b]	MSCO	Sell	32,288,000	44,637,186	9/23/16		2,273,409	(60,287)
Canadian Dollar [b]	MSCO	Buy	18,740,000	14,530,266	9/23/16		3,004	(241,447)
Canadian Dollar [b]	MSCO	Sell	13,826,000	10,776,179	9/23/16		232,800	(847)
Euro [b]	MSCO	Buy	35,359,000	39,625,761	9/23/16		66,062	(209,797)
Euro [b]	MSCO	Sell	45,380,000	50,607,090	9/23/16		248,817	(313,252)
Japanese Yen [b]	MSCO	Buy	5,552,597,000	53,089,666	9/23/16		973,411	(338,367)
Japanese Yen [b]	MSCO	Sell	3,770,943,000	36,500,093	9/23/16		294,097	(280,139)
Mexican Peso [b]	MSCO	Buy	57,094,000	3,033,131	9/23/16		11,870	(15,872)
Mexican Peso [b]	MSCO	Sell	170,977,000	9,290,059	9/23/16		219,406	(550)
New Zealand Dollar [b]	MSCO	Buy	22,797,000	16,150,150	9/23/16		376,437	(1,354)
New Zealand Dollar [b]	MSCO	Sell	8,608,000	6,094,374	9/23/16		94	(145,539)
Swiss Franc [b]	MSCO	Buy	12,810,000	13,248,024	9/23/16		548	(205,201)
Swiss Franc [b]	MSCO	Sell	26,018,000	26,905,998	9/23/16		420,285	(6,283)
Colombian Peso	CSFB	Sell	780,000,000	268,456	9/26/16		7,403	—
Indonesian Rupiah	CSFB	Sell	11,300,000,000	854,313	9/26/16		5,830	—
Indonesian Rupiah	MSCS	Sell	1,500,000,000	113,362	9/26/16		731	—
British Pound	BNYM	Sell	78,000	104,341	9/30/16		1,836	—
Canadian Dollar	MSCS	Sell	3,150,000	2,409,086	9/30/16		6,688	—
Euro	BNYM	Sell	5,982,000	6,646,872	9/30/16		519	(35,281)
Euro	DBAB	Buy	105,000	117,154	9/30/16		127	—
Euro	DBAB	Sell	293,000	331,220	9/30/16		3,952	—
Hong Kong Dollar	BNYM	Buy	11,241,226	1,449,508	9/30/16		24	—
Hong Kong Dollar	BNYM	Sell	11,399,433	1,470,363	9/30/16		467	(37)
Japanese Yen	BNYM	Buy	1,900,000	18,905	9/30/16		—	(515)
Japanese Yen	BNYM	Sell	89,107,000	873,084	9/30/16		10,636	—
Mexican Peso	MSCS	Sell	335,125	18,235	9/30/16		467	—
Norwegian Krone	MSCS	Buy	20,300,000	2,379,858	9/30/16		56,470	—
Taiwan Dollar	DBAB	Sell	48,000,000	1,489,758	10/06/16		—	(24,318)
Swiss Franc	DBAB	Sell	581,000	598,864	10/13/16		6,586	—
British Pound	MSCO	Buy	230,843	303,145	10/31/16		464	(70)
British Pound	MSCO	Sell	516,901	681,888	10/31/16		2,207	—
Canadian Dollar	MSCO	Sell	4,542,247	3,515,661	10/31/16		50,958	(34)
Euro	MSCO	Buy	94,559	105,905	10/31/16		34	(184)
Euro	MSCO	Sell	504,824	571,371	10/31/16		6,774	—
Japanese Yen	MSCO	Buy	3,376,540	32,766	10/31/16		—	(44)
Japanese Yen	MSCO	Sell	63,558,400	632,904	10/31/16		16,977	—
Norwegian Krone	MSCO	Buy	1,070,408	130,139	10/31/16		—	(1,664)
South African Rand	MSCO	Buy	539,194	36,330	10/31/16		—	(95)
South African Rand	MSCO	Sell	6,229,459	431,345	10/31/16		12,713	—
Swedish Krona	MSCO	Sell	7,505,096	894,239	10/31/16		14,874	—
Swiss Franc	MSCO	Buy	313,820	325,818	10/31/16		—	(5,586)
Euro	DBAB	Sell	183,000	206,158	11/16/16		1,348	—
Taiwan Dollar	BNYM	Sell	127,861,000	3,995,640	12/15/16		2,127	(46,695)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

	Forward Exchange Contracts (continued)
									Settlement	Unrealized		Unrealized
	Currency	Counterparty[a] Type			Quantity	Contract Amount			Date	Appreciation		Depreciation
	OTC Forward Exchange Contracts (continued)
	Brazilian Real	MSCS		Sell	3,350,000		$995,542		1/05/17	$	— $		(3,262)
	Saudi Riyal	MSCO		Buy	13,022,466	3,454,235			1/19/17	8,982			—
	Saudi Riyal	MSCO		Sell	13,022,466	3,391,267			1/19/17	—			(71,950)
	Polish Zloty	DBAB		Sell	4,000,000	1,038,354			4/28/17	17,927			—
	Total Forward Exchange Contracts									$6,519,852		$(4,955,491)
	Net unrealized appreciation (depreciation)									$1,564,361

[a]	May be comprised of multiple contracts with the same counterparty, currency and settlement date.
[b]	A portion or all of the contract is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 6.

At August 31, 2016, the Fund had the following credit default swap contracts outstanding. See Note 3.

	Credit Default Swap Contracts
							Unamortized
		Periodic					Upfront
		Payment Counterparty/ Notional			Expiration		Payments		Unrealized	Unrealized
	Description	Rate	Exchange Amount[a]			Date	(Receipts) Appreciation			Depreciation		Value	Rating [b]
	Centrally Cleared Swap Contracts
	Contracts to Buy Protection
	Single Name
	Government of South
	Africa	1.00%	ICE	2,927,000		6/20/21	$274,464	$	— $	(71,196	) $	203,268
	Government of Turkey	1.00%	ICE	1,976,000		9/20/20	157,717		—	(70,650)		87,067
	Government of Turkey	1.00%	ICE	3,068,000		12/20/20	209,737		—	(54,052)		155,685
	Government of Turkey	1.00%	ICE	739,000		6/20/21	48,577		—	(1,454)		47,123
	Traded Index
	CDX.NA.HY.26	5.00%	ICE	2,000,000		6/20/21	(93,400)		4,261	—		(89,139)
	CDX.NA.HY.26	5.00%	ICE	5,100,000		6/20/21	(146,370)		—	(80,552)		(226,922)
	iTraxx Europe
	Crossover	5.00%	ICE	350,374	EUR	12/20/20	(22,207)		—	(11,235)		(33,442)

	Contracts to Sell Protection[c]
	Single Name
	Government of Brazil	1.00%	ICE	2,612,000		6/20/21	(297,612)		114,383	—		(183,229)	BB
	Government of Russia	1.00%	ICE	2,800,131		9/20/20	(339,144)		241,872	—		(97,272)	BB+

	Government of Russia	1.00%	ICE	413,000		6/20/21	(30,563)		8,665	—		(21,898)	BB+
	Total Centrally Cleared Swap Contracts						$(238,801	) $	369,181	$(289,139	) $	(158,759)
	OTC Swap Contracts
	Contracts to Buy Protection
	Single Name
	Deutsche Bank AG	1.00%	BZWS	330,000	EUR	6/20/21	16,435		1,969	—		18,404
	Deutsche Bank AG	1.00%	BZWS	120,000	EUR	6/20/21	5,476		1,216	—		6,692
	Government of China	1.00%	DBAB	500,000		6/20/21	2,494		—	(3,679)		(1,185)
	Traded Index
	iTraxx Asia Ex Japan	1.00%	BZWS	310,000		6/20/21	5,797		—	(4,701)		1,096
	iTraxx Asia Ex Japan	1.00%	MSCS	635,000		6/20/21	12,290		—	(10,045)		2,245

	Contracts to Sell Protection[c]
	Single Name
	Deutsche Bank AG	1.00%	BZWS	330,000	EUR	6/20/21	(48,253)		—	(2,063)		(50,316)	BBB+
	Deutsche Bank AG	1.00%	BZWS	120,000	EUR	6/20/21	(16,379)		—	(1,918)		(18,297)	BBB+

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

	Credit Default Swap Contracts (continued)
					Unamortized
	Periodic				Upfront
	Payment Counterparty/		Notional	Expiration	Payments	Unrealized			Unrealized
	Description Rate	Exchange	Amount[a]	Date	(Receipts)			Appreciation	Depreciation		Value	Rating [b]

	OTC Swap Contracts (continued)
	Total OTC Swap Contracts				$(22,140		) $	3,185	$(22,406	) $	(41,361)
	Total Credit Default Swap Contracts		24,330,505		$(260,941		) $	372,366	$(311,545	) $	(200,120)
	Net unrealized appreciation (depreciation)							$60,821

[a]	In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future
	payments and no recourse provisions have been entered into in association with the contracts.
[b]	Based on Standard and Poor's (S&P) Rating for single name swaps.
[c]	The Fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name
	swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.

At August 31, 2016, the Fund had the following interest rate swap contracts outstanding. See Note 3.

	Interest Rate Swap Contracts
				Counterparty/	Notional			Expiration	Unrealized		Unrealized
	Description			Exchange	Amount*			Date	Appreciation		Depreciation
	Centrally Cleared Swap Contracts
	Receive Floating rate 6 Month GBP-LIBOR
	Pay Fixed rate 0.59%			CME	1,900,000	GBP		7/22/21	$—		$(13,402)
	Receive Fixed rate 0.50%
	Pay Floating rate 6 Month GBP-LIBOR			CME	5,700,000	GBP		7/22/18	7,101		—
	Receive Floating rate 3 Month USD-LIBOR
	Pay Fixed rate 1.41%			CME	1,663,200			7/18/26	1,526		—
	Receive Floating rate 6 Month GBP-LIBOR
	Pay Fixed rate 0.62%			CME	1,900,000	GBP		7/21/21	—		(32,010)
	Receive Fixed rate 0.53%
	Pay Floating rate 6 Month GBP-LIBOR			CME	5,700,000	GBP		7/21/18	26,421		—
	Receive Floating rate 3 Month USD-LIBOR
	Pay Fixed rate 1.08%			CME	11,270,000			7/18/21	55,674		—
	Receive Fixed rate 0.86%
	Pay Floating rate 3 Month USD-LIBOR			CME	29,900,000			7/18/18	—		(87,950)
	Total Centrally Cleared Swap Contracts								90,722		(133,362)
	OTC Swap Contracts
	Receive Fixed rate 0.33%
	Pay Floating rate 6 Month CZK-PRIBOR			DBAB	148,000,000	CZK		7/29/18	2,021		—
	Receive Floating rate 6 Month CZK-PRIBOR
	Pay Fixed rate 0.38%			DBAB	58,000,000	CZK		7/29/21	—		(5,420)
	Receive Fixed rate 6.14%
	Pay Floating rate 1 Month MXN TIIE			DBAB	9,000,000	MXN		7/03/26	1,451		—
	Receive Fixed rate 6.13%
	Pay Floating rate 1 Month MXN TIIE			BOFA	28,653,000	MXN		7/03/26	4,010		—
	Receive Floating rate 6 Month CZK-PRIBOR
	Pay Fixed rate 0.37%			BOFA	60,000,000	CZK		7/29/21	—		(4,954)
	Receive Fixed rate 0.32%
	Pay Floating rate 6 Month CZK-PRIBOR			BOFA	151,000,000	CZK		7/29/18	1,416		—
	Receive Fixed rate 0.30%
	Pay Floating rate 6 Month CZK-PRIBOR			BOFA	249,000,000	CZK		8/03/18	—		(1,738)
	Receive Floating rate 6 Month CZK-PRIBOR
	Pay Fixed rate 0.35%			BOFA	75,000,000	CZK		8/03/21	—		(2,916)
	Receive Fixed rate 0.31%
	Pay Floating rate 6 Month CZK-PRIBOR			BOFA	30,000,000	CZK		8/04/18	—		(67)
	Receive Floating rate 6 Month CZK-PRIBOR
	Pay Fixed rate 0.35%			BOFA	12,500,000	CZK		8/04/21	—		(624)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

Interest Rate Swap Contracts (continued)
		Counterparty/	Notional		Expiration	Unrealized	Unrealized
Description		Exchange	Amount*		Date	Appreciation	Depreciation
OTC Swap Contracts (continued)
Receive Floating rate 3 Month ZAR-JIBAR-SAFEX
Pay Fixed rate 7.95%		BZWS	12,500,000	ZAR	5/05/25	$21,175	$—
Totals OTC Swap Contracts						$30,073	$(15,719)
Net unrealized appreciation (depreciation)							$(28,286)

* In U.S. dollars unless otherwise indicated.

At August 31, 2016, the Fund had the following total return swap contracts outstanding. See Note 3.

Total Return Swap Contracts
		Counter-			Expiration	Unrealized	Unrealized
Underlying Instrument	Financing Rate	Party	Notional Value*		Date	Appreciation	Depreciation
OTC Swap Contracts
Equity Contracts - Long
Anglo American PLC	LIBOR + 50	MSCS	662,490	GBP	1/18/17	$99,928	$—
Antofagasta PLC	LIBOR + 50	MSCS	711,233	GBP	1/18/17	69,609	—
Rio Tinto PLC	LIBOR + 50	MSCS	1,153,022	GBP	1/18/17	277,369	—
Wizz Air Holdings PLC	LIBOR + 50	MSCS	376,699	GBP	1/18/17	—	(45,338)
Bunge Ltd.	LIBOR + 100	DBAB	210		2/09/17	—	(11)
Coach Inc.	LIBOR + 50	MSCS	714,424		4/17/17	—	(25,962)
Mead Johnson Nutrition Co.	LIBOR + 50	MSCS	821,886		4/17/17	—	(31,981)
Barclays PLC	LIBOR + 50	MSCS	443,650	GBP	4/18/17	33,738	—
BNP Paribas SA	LIBOR + 50	MSCS	871,043	EUR	4/18/17	21,157	—
Croda International PLC	LIBOR + 50	MSCS	1,799,497	GBP	4/18/17	—	(40,322)
Hikma Pharmaceuticals PLC	LIBOR + 50	MSCS	576,503	GBP	4/18/17	—	(43,048)
Iliad SA	LIBOR + 50	MSCS	1,613,166	EUR	4/18/17	147,321	—
ITV PLC	LIBOR + 50	MSCS	1,469,908	GBP	4/18/17	1,101	—
LVMH Moet Hennessy Louis Vuitton SE	LIBOR + 50	MSCS	1,443,415	EUR	4/18/17	—	(14,316)
Remy Cointreau SA	LIBOR + 50	MSCS	976,674	EUR	4/18/17	34,426	—
RSA Insurance Group PLC	LIBOR + 50	MSCS	564,664	GBP	4/18/17	—	(20,109)
Smith & Nephew PLC	LIBOR + 50	MSCS	134,356	GBP	4/18/17	—	(5,096)
Smiths Group PLC	LIBOR + 50	MSCS	599,695	GBP	4/18/17	—	(336)
Societe Generale SA	LIBOR + 50	MSCS	915,530	EUR	4/18/17	24,433	—
Sports Direct International PLC	LIBOR + 50	MSCS	847,220	GBP	4/18/17	8,791	—
Brunswick Corp.	LIBOR + 50	MSCS	1,780,634		5/25/17	—	(566)
Constellation Brands Inc.	LIBOR + 50	MSCS	1,516,752		5/25/17	189,040	—
Louisiana-Pacific Corp.	LIBOR + 50	MSCS	200,626		5/25/17	7,654	—
NVR Inc.	LIBOR + 50	MSCS	3,558,031		5/25/17	505,470	—
Arm Holdings PLC	LIBOR + 45	DBAB	4,321,311	GBP	7/03/17	27,893	—
SABMiller PLC	LIBOR + 45	DBAB	2,566,786	GBP	7/03/17	8,815	—
Weichai Power Co Ltd.	HONIX + 95	MSCS	2,510,850	HKD	7/13/17	—	(13,371)
LafargeHolcim Ltd.	LIBOR + 50	MSCS	1,544,483	CHF	7/26/17	35,674	—
Syngenta AG	FEDEF + 50	MSCS	1,270,849	CHF	7/26/17	137,739	—
Allergan PLC	LIBOR + 75	DBAB	1,030,718		7/31/17	—	(27,654)
Black Hills Corp.	LIBOR + 75	DBAB	3,964,783		7/31/17	27,067	—
EPR Properties	LIBOR + 75	DBAB	444,906		7/31/17	7,266	—
Frontier Communications Corp.	LIBOR + 75	DBAB	1,033,717		7/31/17	—	(44,463)
Hess Corp.	LIBOR + 75	DBAB	860,549		7/31/17	—	(37,638)
NextEra Energy Inc.	LIBOR + 75	DBAB	974,436		7/31/17	—	(43,506)
Siliconware Precision Industries Co. Ltd.	LIBOR + 40	DBAB	149,045		7/31/17	—	(4,569)
T-Mobile U.S. Inc.	LIBOR + 75	DBAB	640,321		7/31/17	—	(4,235)
Welltower Inc.	LIBOR + 75	DBAB	2,286,859		7/31/17	5,405	—
WPX Energy Inc.	LIBOR + 75	DBAB	349,389		7/31/17	28,350	—
Air France	EURIBOR + 50	MSCS	556,930	EUR	8/23/17	—	(166,686)
Peugeot SA	EURIBOR + 50	MSCS	368,031	EUR	8/23/17	—	(13,844)
Plastic Omnium SA	EURIBOR + 50	MSCS	546,641	EUR	8/23/17	—	(4,147)
Arm Holdings PLC	SONIA + 65	MSCS	3,333,742	GBP	10/26/17	—	—

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

Total Return Swap Contracts (continued)
		Counter-			Expiration	Unrealized	Unrealized
Underlying Instrument	Financing Rate	Party	Notional Value*		Date	Appreciation	Depreciation
OTC Swap Contracts (continued)
Equity Contracts - Long (continued)
SABMiller PLC	SONIA + 65	MSCS	3,729,372	GBP	10/26/17	$—	$—
Vivendi SA	EONIA + 65	MSCS	2,700,348	EUR	10/30/17	—	—
Celesio AG	EONIA + 65	MSCS	584,769	EUR	11/02/17	—	—
E. ON SE	EONIA + 65	MSCS	1,078,381	EUR	11/02/17	—	—
ThyssenKrupp AG	EONIA + 65	MSCS	782,371	EUR	11/02/17	—	—
FMC Technologies Inc.	FEDEF + 40	MSCS	569,161		12/21/17	—	—
NCR Corp.	FEDEF + 40	MSCS	212,239		12/21/17	—	—
Yahoo Inc.	FEDEF + 40	MSCS	218,324		12/21/17	—	—
Moncler SpA	EURIBOR + 50	MSCS	87,237	EUR	1/10/18	10,298	—
Home Retail Group PLC	SONIA + 65	MSCS	2,347,941	GBP	2/06/18	—	—
Hermes Microvision Inc.	LIBOR + 75	MSCS	4,047,639		6/27/18	—	(3,192)
Syngenta AG	FEDEF + 65	MSCS	2,260,974		8/10/18	—	(919)

OTC Swap Contracts
Equity Contracts - Short
Marine Harvest ASA	LIBOR - 40	DBAB	5,332,733	EUR	10/19/16	289,895	—
SubseaSA	LIBOR - 75	DBAB	1,326,937	EUR	10/19/16	47,817	—
Tenaga Nasional Bhd	LIBOR - 50	DBAB	564,018		10/19/16	7,432	—
BW LPG Ltd.	LIBOR - 40	DBAB	82,294		11/09/16	19,858	—
Bank of Nagoya Ltd.	LIBOR - 150	DBAB	118,764		11/18/16	—	(2,019)
Ebara Corp.	LIBOR - 40	DBAB	102,304,000	JPY	11/18/16	42,505	—
EDION Corp.	LIBOR - 350	DBAB	55,806,600	JPY	11/18/16	19,083	—
Gunma Bank Ltd.	LIBOR - 40	DBAB	16,683		11/18/16	—	(2,182)
Japan Airport Terminal Co. Ltd.	LIBOR - 400	DBAB	21,491,500	JPY	11/18/16	—	(1,603)
K's Holdings Corp.	LIBOR - 100	DBAB	227,923,500	JPY	11/18/16	104,409	—
Kansai Paint Co Ltd.	LIBOR - 40	DBAB	33,630,000	JPY	11/18/16	—	(5,372)
LIXIL Group Corp.	LIBOR - 40	DBAB	14,172,600	JPY	11/18/16	—	(2,227)
Maeda Corp.	LIBOR - 100	DBAB	99,900,000	JPY	11/18/16	39,296	—
Nagoya Railroad Co. Ltd.	LIBOR - 40	DBAB	9,027,000	JPY	11/18/16	3,928	—
Nippon Ceramic Co. Ltd.	LIBOR - 600	DBAB	23,124,000	JPY	11/18/16	—	(2,387)
Nippon Light Metal Holdings Co. Ltd.	LIBOR - 40	DBAB	226,373,400	JPY	11/18/16	19,325	—
Oita Bank Ltd.	LIBOR - 40	DBAB	556,786		11/18/16	—	(11,615)
OSG Corp.	LIBOR - 40	DBAB	81,029,075	JPY	11/18/16	—	(50,186)
Resorttrust Inc.	LIBOR - 40	DBAB	2,092,923	JPY	11/18/16	—	(1,076)
Sankyo Co. Ltd.	LIBOR - 40	DBAB	19,663,000	JPY	11/18/16	6,113	—
SBI Holdings Inc.	LIBOR - 40	DBAB	3,520,785	JPY	11/18/16	—	(1,582)
Shionogi & Co. Ltd.	LIBOR - 40	DBAB	52,813,782	JPY	11/18/16	55,003	—
Taiyo Yuden Co. Ltd.	LIBOR - 40	DBAB	6,948,000	JPY	11/18/16	—	(7,388)
Teijin Ltd.	LIBOR - 40	DBAB	95,918,453	JPY	11/18/16	—	(54,274)
Terumo Corp.	LIBOR - 40	DBAB	71,200,000	JPY	11/18/16	65,599	—
Toho Holdings Co. Ltd.	LIBOR - 40	DBAB	61,463,700	JPY	11/18/16	51,662	—
Tohoku Electric Power Co. Inc.	LIBOR - 40	DBAB	54,518,280	JPY	11/18/16	—	(28,497)
Toppan Printing Co. Ltd.	LIBOR - 40	DBAB	26,580,000	JPY	11/18/16	—	(10,484)
Yamada Denki Co. Ltd.	LIBOR - 100	DBAB	285,052,500	JPY	11/18/16	164,645	—
Yamagata Bank Ltd.	LIBOR - 150	DBAB	592,174		11/18/16	—	(5,127)
Yamaguchi Financial Group Inc.	LIBOR - 40	DBAB	2,248,999		11/18/16	—	(104,513)
British Land Co. PLC	LIBOR - 40	DBAB	356,945	GBP	1/18/17	1,385	—
Carillion PLC	LIBOR - 150	DBAB	441,621	GBP	1/18/17	56,272	—
Enterprise Inns PLC	LIBOR - 40	DBAB	49,360	GBP	1/18/17	168	—
Great Portland Estates PLC	LIBOR - 40	DBAB	709,423	GBP	1/18/17	—	(16,846)
Helical Bar PLC	LIBOR - 40	DBAB	8,976	GBP	1/18/17	—	(397)
Mediclinic International PLC	LIBOR - 40	DBAB	318,176	GBP	1/18/17	36,196	—
Mol Hungarian Oil And Gas	LIBOR - 40	DBAB	282,773	EUR	1/18/17	1,383	—
Primary Health Properties PLC	LIBOR - 300	DBAB	293,124	GBP	1/18/17	11,386	—
Richter Gedeon Nyrt	LIBOR - 40	DBAB	830,328	EUR	1/18/17	—	(3,459)
St. Modwen Properties PLC	LIBOR - 40	DBAB	12,281	GBP	1/18/17	—	(802)
UNITE Group PLC	LIBOR - 40	DBAB	1,757,132	GBP	1/18/17	—	(54,788)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

Total Return Swap Contracts (continued)
		Counter-			Expiration	Unrealized	Unrealized
Underlying Instrument	Financing Rate	Party	Notional Value*		Date	Appreciation	Depreciation
OTC Swap Contracts (continued)
Equity Contracts - Short (continued)
APERAM SA	LIBOR - 40	DBAB	123,313		2/01/17	$4,085	$—
Larsen & Toubro Ltd.	LIBOR - 200	DBAB	36,388		3/17/17	66	—
CapitaLand Ltd.	LIBOR - 50	DBAB	75,701	SGD	3/20/17	1,579	—
Adidas AG	EONIA - 35	MSCS	664,582	EUR	4/18/17	34,683	—
JD Sports Fashion PLC	SONIA - 30	MSCS	128,543	GBP	4/18/17	2,690	—
Industrivarden AB	LIBOR - 40	DBAB	549,668	EUR	4/21/17	—	(21,167)
Galp Energia SGPS SA	LIBOR - 40	DBAB	63,560	EUR	6/06/17	1,678	—
Air China Ltd.	HONIX - 50	MSCS	5,107,412	HKD	7/13/17	27,112	—
Alstria office REIT-AG	LIBOR - 40	DBAB	2,022,980	EUR	7/19/17	20,552	—
Aroundtown Property Holdings PLC	LIBOR - 400	DBAB	361,398	EUR	7/19/17	—	(20,934)
Aurubis AG	LIBOR - 40	DBAB	233,248	EUR	7/19/17	6,297	—
Drillisch AG	LIBOR - 400	DBAB	3,157,669	EUR	7/19/17	—	(63,100)
ENN Energy Holdings Ltd.	LIBOR - 40	DBAB	690,227	HKD	7/19/17	—	(6,248)
Fonciere Des Regions	LIBOR - 40	DBAB	824,355	EUR	7/19/17	17,257	—
Fresenius SE & Co KGaA	LIBOR - 40	DBAB	568,178	EUR	7/19/17	31,543	—
Hansteen Holdings PLC	LIBOR - 75	DBAB	1,145,362	EUR	7/19/17	—	(59,290)
Koninklijke KPN NV	LIBOR - 40	DBAB	520,772	EUR	7/19/17	22,859	—
OCI NV	LIBOR - 40	DBAB	159,217	EUR	7/19/17	—	(13,764)
Playtech PLC	LIBOR - 40	DBAB	868,794	EUR	7/19/17	—	(40,575)
Shenzhou International Group Holdings Ltd.	LIBOR - 40	DBAB	19,090,362	HKD	7/19/17	—	(172,939)
Siemens AG	LIBOR - 40	DBAB	1,783,062	EUR	7/19/17	972	—
Steinhoff International Holdings NV	LIBOR - 75	DBAB	634,404	EUR	7/19/17	71,151	—
Yuexiu Transport Infrastructure Ltd.	LIBOR - 150	DBAB	741,060	HKD	7/19/17	—	(227)
Cie Financiere Richemont SA	TOIS - 40	MSCS	251,413	CHF	7/19/17	—	—
Iberdrola SA	LIBOR - 40	DBAB	1,093,741	EUR	7/20/17	34,939	—
NH Hotel Group SA	LIBOR - 40	DBAB	261,664	EUR	7/20/17	—	(2,991)
Ayala Land Inc.	LIBOR - 500	DBAB	144,594		7/21/17	12,138	—
Tullow Oil PLC	LIBOR - 40	DBAB	87,341		7/27/17	—	(12,800)
Advanced Semiconductor Engineering Inc.	LIBOR - 35	DBAB	534,318		7/31/17	—	(23,028)
Allergan PLC	LIBOR - 35	DBAB	734,205		7/31/17	56,401	—
Belden Inc.	LIBOR - 35	DBAB	14,724		7/31/17	—	(194)
Black Hills Corp.	LIBOR - 35	DBAB	3,486,635		7/31/17	—	(4,585)
Colony Starwood Homes	LIBOR - 35	DBAB	416,927		7/31/17	17,407	—
DHT Holdings Inc.	LIBOR - 35	DBAB	1,845,939		7/31/17	358,667	—
EPR Properties	LIBOR - 35	DBAB	400,705		7/31/17	5,784	—
Frontier Communications Corp.	LIBOR - 35	DBAB	833,387		7/31/17	51,040	—
General Cable Corp.	LIBOR - 35	DBAB	50,547		7/31/17	—	(2,020)
Golar LNG Ltd.	LIBOR - 35	DBAB	23,570		7/31/17	—	(1,114)
Hess Corp.	LIBOR - 35	DBAB	703,724		7/31/17	27,915	—
NextEra Energy Inc.	LIBOR - 35	DBAB	956,202		7/31/17	26,631	—
Scorpio Tankers Inc.	LIBOR - 35	DBAB	383,746		7/31/17	30,110	—
Ship Finance International Ltd.	LIBOR - 1175	DBAB	1,856,613		7/31/17	49,893	—
Ship Finance International Ltd.	LIBOR - 75	DBAB	968,750		7/31/17	29,733	—
Spirit Realty Capital Inc.	LIBOR - 35	DBAB	256,499		7/31/17	2,117	—
T-Mobile U.S. Inc.	LIBOR - 35	DBAB	576,674		7/31/17	5,313	—
Welltower Inc.	LIBOR - 35	DBAB	1,681,499		7/31/17	21,660	—
WPX Energy Inc.	LIBOR - 35	DBAB	162,344		7/31/17	—	(12,372)
Technip SA	LIBOR - 50	DBAB	3,050,632	EUR	8/15/17	—	(43,328)
Airbus Group SE	EONIA - 40	MSCS	212,155	EUR	8/23/17	891	—
Outokumpu OYJ	LIBOR - 75	DBAB	41,629	EUR	9/01/17	2,559	—
Advanced Semiconductor Engineering Inc.	LIBOR - 125	DBAB	1,505,109		9/19/17	—	(56,470)
IHH Healthcare Bhd	LIBOR - 311	DBAB	786,100	SGD	9/20/17	7,911	—
J Sainsbury PLC	SONIA - 38	MSCS	1,133,940	GBP	10/26/17	—	—
Altice NV	EONIA - 40	MSCS	1,638,168	EUR	10/30/17	—	—
Faurecia	EONIA - 40	MSCS	74,612	EUR	10/30/17	—	—
Fiat Chrysler Automobiles NV	EONIA - 50	MSCS	154,615	EUR	10/30/17	—	—
Kone OYJ	EONIA - 50	MSCS	1,269,374	EUR	10/30/17	—	—

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

Total Return Swap Contracts (continued)
		Counter-			Expiration		Unrealized	Unrealized
Underlying Instrument	Financing Rate	Party	Notional Value*		Date		Appreciation	Depreciation
OTC Swap Contracts (continued)
Equity Contracts - Short (continued)
Bayerische Motoren Werke AG	EONIA - 40	MSCS	69,273	EUR	11/02/17	$	— $	—
Daimler AG	EONIA - 40	MSCS	64,439	EUR	11/02/17		—	—
Volkswagen AG	EONIA - 40	MSCS	81,797	EUR	11/02/17		—	—
Rolls-Royce Holdings PLC	SONIA - 35	MSCS	214,645	GBP	2/06/18		—	—
SPDR S&P 500 ETF Trust	FEDEF - 35	MSCS	3,781,578		2/27/18		—	(70,589)
Janus Capital Group Inc.	LIBOR - 30	CITI	666,060		5/29/18		4,536	—
Kroger Co.	FEDEF - 35	MSCS	272,664		8/09/18		2,056	—
Technip SA	FEDEF - 40	MSCS	595,830		8/10/18		—	(400)
Alibaba Group Holding Ltd.	FEDEF - 55	MSCS	158,128		8/16/18		—	—

OTC Swap Contracts
Fixed Income Contracts - Long
Marine Harvest ASA	LIBOR + 75	DBAB	5,747,426	EUR	9/19/16		—	(31,045)
Marine Harvest ASA	LIBOR + 75	DBAB	538,928	EUR	9/19/16		2,471	—
Ebara Corp.	LIBOR + 85	DBAB	185,547,300	JPY	11/17/16		—	(46,216)
EDION Corp.	LIBOR + 85	DBAB	158,781,300	JPY	11/17/16		—	(4,177)
Japan Airport Terminal Co. Ltd.	LIBOR + 85	DBAB	90,389,970	JPY	11/17/16		6,824	—
Japan Airport Terminal Co. Ltd.	LIBOR + 85	DBAB	201,400,000	JPY	11/17/16		5,175	—
K's Holdings Corp.	LIBOR + 85	DBAB	554,325,000	JPY	11/17/16		—	(79,763)
Kansai Paint Co. Ltd.	LIBOR + 85	DBAB	135,525,000	JPY	11/17/16		7,606	—
LIXIL Group Corp.	LIBOR + 85	DBAB	39,434,000	JPY	11/17/16		5,832	—
LIXIL Group Corp.	LIBOR + 85	DBAB	137,018,000	JPY	11/17/16		28,397	—
Maeda Corp.	LIBOR + 85	DBAB	205,383,750	JPY	11/17/16		—	(77,981)
Nagoya Railroad Co. Ltd.	LIBOR + 85	DBAB	22,348,500	JPY	11/17/16		—	(3,824)
Nippon Ceramic Co. Ltd.	LIBOR + 85	DBAB	31,146,875	JPY	11/17/16		—	(20,846)
Nippon Light Metal Holdings Co. Ltd.	LIBOR + 85	DBAB	419,850,000	JPY	11/17/16		—	(40,444)
OSG Corp.	LIBOR + 85	DBAB	147,720,000	JPY	11/17/16		52,604	—
Sankyo Co. Ltd.	LIBOR + 85	DBAB	110,000,000	JPY	11/17/16		—	(2,999)
SBI Holdings Inc.	LIBOR + 85	DBAB	20,440,000	JPY	11/17/16		4,963	—
Shionogi & Co. Ltd.	LIBOR + 85	DBAB	80,181,000	JPY	11/17/16		—	(48,004)
Taiyo Yuden Co. Ltd.	LIBOR + 85	DBAB	119,875,836	JPY	11/17/16		10,687	—
Teijin Ltd.	LIBOR + 85	DBAB	251,171,800	JPY	11/17/16		54,102	—
Terumo Corp.	LIBOR + 85	DBAB	128,667,500	JPY	11/17/16		—	(66,774)
Toho Holdings Co. Ltd.	LIBOR + 85	DBAB	150,312,500	JPY	11/17/16		—	(38,160)
Tohoku Electric Power Co. Inc.	LIBOR + 85	DBAB	210,686,490	JPY	11/17/16		22,143	—
Tohoku Electric Power Co. Inc.	LIBOR + 85	DBAB	209,090,658	JPY	11/17/16		23,364	—
Toppan Printing Co. Ltd.	LIBOR + 85	DBAB	29,938,062	JPY	11/17/16		687	—
Yamada Denki Co. Ltd.	LIBOR + 85	DBAB	702,334,080	JPY	11/17/16		—	(164,698)
Toppan Printing Co. Ltd.	LIBOR + 75	DBAB	94,108,770	JPY	11/18/16		12,670	—
Bank of Nagoya Ltd.	LIBOR + 85	DBAB	288,000		12/19/16		8,837	—
Gunma Bank Ltd.	LIBOR + 85	DBAB	96,950		12/19/16		620	—
Oita Bank Ltd.	LIBOR + 85	DBAB	1,192,750		12/19/16		88,700	—
Yamagata Bank Ltd.	LIBOR + 85	DBAB	764,000		12/19/16		42,568	—
Yamaguchi Financial Group Inc.	LIBOR + 85	DBAB	430,600		12/19/16		14,256	—
APERAM SA	LIBOR + 75	DBAB	238,385		1/18/17		—	(2,566)
CEZ MH BV	LIBOR + 75	DBAB	930,249	EUR	1/18/17		3,491	—
Dana Gas Sukuk Ltd.	LIBOR + 75	DBAB	116,596		1/18/17		7,558	—
Magyar Nemzeti Vagyonkezelo ZRT	LIBOR + 75	DBAB	2,049,731	EUR	1/18/17		11,853	—
ACS Actividades Finance BV	LIBOR + 75	DBAB	1,853,820	EUR	2/09/17		—	(21,409)
Ascent Capital Group Inc.	LIBOR + 100	DBAB	100,874		2/09/17		—	(33,061)
Green Plains Inc.	LIBOR + 100	DBAB	290,973		2/09/17		48,568	—
OCI NV	LIBOR + 75	DBAB	1,491,878	EUR	2/09/17		98,534	—
DP World Ltd.	LIBOR + 100	DBAB	596,442		2/17/17		6,634	—
Shenzhou International Group Holdings Ltd.	LIBOR + 100	DBAB	26,367,628	HKD	2/17/17		205,569	—
Larsen & Toubro Ltd.	LIBOR + 150	DBAB	143,500		2/20/17		—	(128)
Industrivarden AB	LIBOR + 90	DBAB	3,397,552	EUR	2/27/17		59,816	—
PT Jersey Ltd.	LIBOR + 75	DBAB	1,400,959	EUR	2/27/17		59,727	—

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

Total Return Swap Contracts (continued)
		Counter-			Expiration		Unrealized	Unrealized
Underlying Instrument	Financing Rate	Party	Notional Value*		Date		Appreciation	Depreciation
OTC Swap Contracts (continued)
Fixed Income Contracts - Long (continued)
Fonciere Des Regions	LIBOR + 75	DBAB	921,299	EUR	3/15/17	$	— $	(25,123)
Premier Oil Finance Jersey Ltd.	LIBOR + 75	DBAB	549,231		3/17/17		22,595	—
CapitaLand Ltd.	LIBOR + 100	DBAB	504,127	SGD	3/20/17		—	(994)
OSIM International Ltd.	LIBOR + 100	DBAB	416,070	SGD	3/20/17		579	—
NH Hotel Group SA	LIBOR + 75	DBAB	886,783	EUR	4/25/17		3,094	—
Paladin Energy Ltd.	LIBOR + 90	DBAB	196,067		4/30/17		—	(1,552)
ENN Energy Holdings Ltd.	LIBOR + 90	DBAB	265,621		5/17/17		6,098	—
TPK Holding Co. Ltd.	LIBOR + 90	DBAB	225,000		5/17/17		—	(757)
Parpublica-Participacoes Publicas SGPS SA	LIBOR + 90	DBAB	221,864	EUR	6/06/17		460	—
Resorttrust Inc.	LIBOR + 85	DBAB	10,347,060	JPY	6/19/17		963	—
Siem Industries Inc.	LIBOR + 90	DBAB	1,909,584	EUR	6/19/17		—	(28,108)
Tullow Oil Jersey Ltd.	LIBOR + 100	DBAB	205,000		7/11/17		20,747	—
Aabar Investments PJSC	LIBOR + 100	DBAB	754,131	EUR	7/19/17		30,725	—
Aabar Investments PJSC	LIBOR + 100	DBAB	445,166	EUR	7/19/17		21,088	—
Alstria Office REIT AG	LIBOR + 75	DBAB	2,513,309	EUR	7/19/17		—	(27,305)
Aroundtown Property Holdings PLC	LIBOR + 75	DBAB	540,679	EUR	7/19/17		31,898	—
British Land Jersey Ltd.	LIBOR + 75	DBAB	646,388	GBP	7/19/17		—	(4,833)
Carillion Finance Jersey Ltd.	LIBOR + 75	DBAB	1,457,292	GBP	7/19/17		—	(22,526)
Drillisch AG	LIBOR + 75	DBAB	3,732,507	EUR	7/19/17		69,245	—
Enterprise Funding Corp.	LIBOR + 75	DBAB	158,609	GBP	7/19/17		4,599	—
Fresenius SE & Co KGaA	LIBOR + 75	DBAB	716,625	EUR	7/19/17		—	(28,459)
Great Portland Estates Capital Jersey Ltd.	LIBOR + 75	DBAB	1,407,973	GBP	7/19/17		16,207	—
Hansteen Jersey Securities Ltd.	LIBOR + 75	DBAB	1,535,413	EUR	7/19/17		200,031	—
Helical Bar Jersey Ltd.	LIBOR + 75	DBAB	374,267	GBP	7/19/17		16,937	—
Inmarsat PLC	LIBOR + 75	DBAB	2,159,398		7/19/17		18,438	—
PHP Finance Jersey Ltd.	LIBOR + 75	DBAB	588,052	GBP	7/19/17		—	(13,574)
Remgro Jersey GBP Ltd.	LIBOR + 75	DBAB	573,975	GBP	7/19/17		—	(24,494)
Salzgitter Finance BV	LIBOR + 75	DBAB	459,263	EUR	7/19/17		—	(6,605)
St. Modwen Properties Securities Jersey Ltd.	LIBOR + 75	DBAB	292,544	GBP	7/19/17		—	(422)
Steinhoff Finance Holding GmbH	LIBOR + 90	DBAB	808,349	EUR	7/19/17		—	(65,025)
Unite Jersey Issuer Ltd.	LIBOR + 75	DBAB	2,294,661	GBP	7/19/17		96,883	—
BW Group Ltd.	LIBOR + 75	DBAB	1,216,714		7/20/17		8,938	—
America Movil SAB de CV	LIBOR + 75	DBAB	4,533,134	EUR	7/25/17		1,440	—
Colony Starwood Homes	LIBOR + 75	DBAB	724,621		7/31/17		—	(11,978)
DHT Holdings Inc.	LIBOR + 75	DBAB	1,907,868		7/31/17		—	(56,439)
General Cable Corp.	LIBOR + 75	DBAB	93,054		7/31/17		2,535	—
Liberty Interactive LLC	LIBOR + 75	DBAB	1,325,887		7/31/17		2,406	—
Scorpio Tankers Inc.	LIBOR + 75	DBAB	1,562,253		7/31/17		13,166	—
Ship Finance International Ltd.	LIBOR + 75	DBAB	5,034,786		7/31/17		—	(61,818)
Spirit Realty Capital Inc.	LIBOR + 75	DBAB	642,764		7/31/17		1,983	—
Cahaya Capital Ltd.	LIBOR + 100	DBAB	262,792		8/17/17		—	(607)
Asia View Ltd.	LIBOR + 90	DBAB	261,437		8/18/17		4,284	—
Advanced Semiconductor Engineering Inc.	LIBOR + 100	DBAB	3,218,584		9/19/17		135,994	—
Indah Capital Ltd.	LIBOR + 100	DBAB	927,605	SGD	9/19/17		1,443	—
Siliconware Precision Industries Co. Ltd.	LIBOR + 100	DBAB	3,426,043		9/19/17		—	(19,757)
Outokumpu OYJ	LIBOR + 75	DBAB	95,553	EUR	10/02/17		—	(3,562)
Janus Capital Group Inc.	LIBOR + 75	CITI	808,635		5/29/18		—	(3,221)

OTC Swap Contracts
Fixed Income Contracts - Short
iBoxx USD Liquid High Yield Index	LIBOR	JPHQ	3,765,000		9/20/16		—	(157,383)
iBoxx USD Liquid High Yield Index	LIBOR	JPHQ	1,590,000		9/20/16		—	(30,187)
iBoxx USD Liquid High Yield Index	LIBOR	MSCS	1,990,000		9/20/16		—	(29,505)
iBoxx USD Liquid High Yield Index	LIBOR	JPHQ	1,861,000		12/20/16		—	(543)
iBoxx USD Liquid High Yield Index	LIBOR	JPHQ	1,861,000		12/20/16		—	(56)
iBoxx USD Liquid High Yield Index	LIBOR	JPHQ	1,861,000		12/20/16		—	(992)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

Total Return Swap Contracts (continued)
Total Return Swap Contracts		$5,369,161	$(2,894,188)
Net unrealized appreciation (depreciation)		$2,474,973

* In U.S. dollars unless otherwise indicated.
Abbreviations

Counterparty/Exchange
BNYM	The Bank of New York Mellon
BOFA	Bank of America Corp
BZWS	Barclays Bank PLC
CBOA	Commonwealth Bank of Australia
CITI	Citigroup, Inc.
CME	Chicago Mercantile Exchange
CSFB	Credit Suisse First Boston
DBAB	Deutsche Bank AG
ICE	Intercontinental Exchange, Inc.
JPHQ	JP Morgan Chase & Co.
MLCO	Merrill Lynch & Co., Inc.
MSCO	Morgan Stanley
MSCS	Morgan Stanley Capital Services LLC

Currency
ARS	Argentine Peso
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Selected Portfolio
ABS	Asset Backed Security
ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage
EONIA	Euro Overnight Index Average
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FEDEF	Federal Funds Effective Rate
FRN	Floating Rate Note
FTSE	Financial Times Stock Exchange
HONIX	Hong Kong Overnight Index Rate
IDR	International Depositary Receipt
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London InterBank Offered Rate
PRIBOR	Prague Interbank Offered Rate
REIT	Real Estate Investment Trust
SAFEX	South African Futures Exchange
Selected Portfolio (continued)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor’s Depositary Receipt
TIIE	Interbank Equilibrium Interest Rate
TOIS	Swiss Tomorrow-Overnight Index Swap Rate

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)

Franklin K2 Global Macro Opportunities Fund	Country	Principal Amount*			Value
Corporate Bonds and Notes 3.9%
Oil, Gas & Consumable Fuels 3.9%
Petrobras Global Finance BV,
senior bond, 5.75%, 1/20/20	Brazil	26,000			$26,360
senior bond, 6.85%, 6/05/15	Brazil	51,000			42,840
senior note, 4.875%, 3/17/20	Brazil	500,000			491,250
senior note, 5.375%, 1/27/21	Brazil	84,000			81,165
[a]Petroleos de Venezuela SA, senior note, Reg S, 6.00%, 5/16/24	Venezuela	425,212			159,455
Petroleos Mexicanos, senior note, 6.00%, 3/05/20	Mexico	139,000			152,448
Total Corporate Bonds and Notes (Cost $930,538)					953,518
Foreign Government and Agency Securities 7.3%
Government of Argentina,
7.82%, 12/31/33	Argentina	22,018		EUR	26,008
[a]senior note, Reg S, 6.875%, 4/22/21	Argentina	475,000			515,850
[a]Government of Cyprus, Reg S, 3.875%, 5/06/22	Cyprus	83,000		EUR	95,411
[b]Government of Hellenic Republic, senior note, 144A, 4.75%, 4/17/19	Greece	500,000		EUR	509,705
[a]Government of Russia, Reg S, 4.75%, 5/27/26	Russia	200,000			213,500
[a]Government of Ukraine, Reg S, 7.75%, 9/01/19	Ukraine	207,000			206,493
Letras del Banco Central de la Republica Argentina, Strip,
12/28/16 - 1/25/17	Argentina	3,785,956	[f]	ARS	232,250
Total Foreign Government and Agency Securities (Cost $1,783,022)					1,799,217
Total Investments before Short Term Investments (Cost $2,713,560)					2,752,735
		Shares
Short Term Investments 62.5%
Money Market Funds (Cost $11,166,916) 45.2%
[c]Fidelity Investments Money Market Funds, 0.26%	United States	11,166,916			11,166,916
		Principal Amount*
Repurchase Agreements (Cost $4,283,969) 17.3%
[d]Joint Repurchase Agreement, 0.303%, 9/01/16
(Maturity Value $4,284,005)	United States	4,283,969			4,283,969
BNP Paribas Securities Corp. (Maturity Value $1,749,973)
Deutsche Bank Securities Inc. (Maturity Value $740,319)
HSBC Securities (USA) Inc. (Maturity Value $1,749,973)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $43,740)
Collateralized by U.S. Government Agency Securities, 0.75% - 1.875%,
7/14/17 - 8/17/21; [e]U.S. Treasury Bill, 9/15/16; and U.S. Treasury Note,
0.75% - 2.625%, 6/30/17 - 11/15/20 (valued at $4,372,636)
Total Investments (Cost $18,164,445) 73.7%					$18,203,620
Other Assets, less Liabilities 26.3%					6,491,813
Net Assets 100.0%					$24,695,433

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of
Trustees. At August 31, 2016, the aggregate value of these securities was $1,190,709, representing 4.8% of net assets.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the
Trust’s Board of Trustees. At August 31, 2016, the value of this security was $509,705, representing 2.1% of net assets.
cThe rate shown is the annualized seven-day yield at period end.
dInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At
August 31, 2016, all repurchase agreements had been entered into on that date.
eThe security was issued on a discount basis with no stated coupon rate.
fPrincipal Amount is stated in 1,000 Argentine Peso Units.

Quarterly Consolidated Statement of Investments | See Notes to Consolidated Statements of Investments.

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

At August 31, 2016, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts
		Number of	Notional	Expiration		Unrealized	Unrealized
Description	Type	Contracts	Value	Date		Appreciation	Depreciation
Commodity Contracts[a]
Aluminum	Long	2	$80,037	9/19/16	$	— $	(3,212)
Aluminum	Short	2	80,037	9/19/16		2,607	—
Aluminum	Long	5	202,094	12/19/16		—	(5,977)
Brent Crude Oil	Long	5	234,450	9/30/16		—	(14,078)
Cocoa	Long	3	90,922	12/13/16		—	(2,747)
Coffee	Long	2	110,287	12/19/16		3,931	—
Copper	Long	3	345,544	9/19/16		—	(25,677)
Copper	Short	3	345,544	9/19/16		12,310	—
Copper	Short	1	115,494	12/19/16		—	(165)
Copper	Short	1	51,938	12/28/16		—	(27)
Corn	Short	7	110,425	12/14/16		7,206	—
Cotton	Long	1	32,790	12/07/16		—	(1,158)
Gold 100 Oz	Long	7	917,980	12/28/16		—	(22,295)
Kansas City Wheat	Short	7	139,125	12/14/16		11,905	—
Low Sulfer Gas Oil	Short	1	41,975	10/12/16		—	(2,077)
Natural Gas	Long	6	173,220	9/28/16		1,167	—
Natural Gas	Short	1	28,870	9/28/16		—	(602)
Nickel	Long	1	58,647	12/19/16		—	(460)
RBOB Gasoline	Short	2	112,006	9/30/16		—	(383)
Silver	Long	5	467,675	12/28/16		—	(10,792)
Soybean Meal	Long	3	92,010	12/14/16		—	(18,318)
Soybean Meal	Short	1	30,670	12/14/16		127	—
Soybean Oil	Short	2	39,444	12/14/16		—	(2,405)
Soybeans	Long	5	235,750	11/14/16		—	(21,276)
Sugar	Long	12	269,606	9/30/16		595	—
Wheat	Short	12	232,950	12/14/16		29,192	—
Zinc	Long	4	230,775	9/19/16		15,813	—
Zinc	Short	4	230,775	9/19/16		—	(2,787)
Zinc	Long	4	231,475	12/19/16		2,738	—
			5,332,515			87,591	(134,436)
Currency Contracts
AUD/USD	Long	14	1,051,400	9/19/16		—	(6,010)
CAD/USD	Long	4	304,960	9/20/16		—	(4,865)
CHF/USD	Short	2	254,500	9/19/16		246	—
EUR/USD	Long	1	139,581	9/19/16		—	(1,502)
GBP/USD	Short	8	656,500	9/19/16		—	(2,056)
JPY/USD	Long	6	725,550	9/19/16		—	(13,925)
MXN/USD	Long	1	26,485	9/19/16		—	(1,153)
NZD/USD	Long	6	435,000	9/19/16		837	—
			3,593,976			1,083	(29,511)
Equity Contracts
CAC 40 10 Euro	Long	1	49,504	9/16/16		—	(296)
DJIA Mini E-CBOT Index	Long	3	275,925	9/16/16		3,245	—
EURO STOXX 50 Index	Long	1	33,798	9/16/16		957	—
EURO STOXX 50 Index	Short	8	270,385	9/16/16		—	(3,548)
FTSE/JSE Africa Top 40 Index	Long	1	31,478	9/15/16		—	(408)
Hang Seng China Enterprises Index	Long	4	246,212	9/29/16		—	(537)
Hang Seng Index	Long	5	738,925	9/29/16		4,406	—
Mini MSCI EAFE Index	Long	2	168,760	9/16/16		1,206	—
Mini MSCI Emerging Market Index	Long	10	443,950	9/16/16		8,788	—
Nasdaq 100 E-Mini Index	Long	3	286,425	9/16/16		3,600	—
Nikkei 225 Index	Short	1	163,244	9/08/16		—	(8,378)
OMX Stockholm 30 Index	Long	5	82,806	9/16/16		666	—
Russell 2000 Mini Index	Long	5	619,400	9/16/16		12,330	—
S&P 500 E-Mini Index	Long	3	325,425	9/16/16		4,195	—

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

Futures Contracts (continued)
			Number of	Notional	Expiration		Unrealized	Unrealized
Description		Type	Contracts	Value	Date		Appreciation	Depreciation
Equity Contracts (continued)
S&P 500 E-Mini Index		Short	2	$216,950	9/16/16	$	— $	(850)
S&P MidCap 400 E-Mini Index		Long	2	312,760	9/16/16		5,406	—
S&P/TSX 60 Index		Long	3	388,943	9/15/16		2,159	—
SPI 200 Index		Long	4	406,589	9/15/16		—	(5,024)
TOPIX Index		Short	3	385,783	9/08/16		—	(14,391)
				5,447,262			46,958	(33,432)
Interest Rate Contracts
10 Yr. Mini Japan Government Bond		Long	7	1,024,511	9/09/16		—	(12,202)
3 Month Euribor		Long	40	11,194,088	12/18/17		—	(7,085)
3 Month Euribor		Long	2	559,593	12/17/18		—	(448)
3 Month Euribor		Long	1	279,824	9/17/18		—	(155)
90 Day Bank Bill		Long	1	748,507	12/08/16		17	—
90 Day Eurodollar		Long	29	7,168,800	12/18/17		—	(3,608)
90 Day Eurodollar		Short	4	988,800	12/18/17		492	—
90 Day Eurodollar		Short	6	1,484,475	6/19/17		1,201	—
90 Day Eurodollar		Short	1	247,062	6/18/18		135	—
90 Day Eurodollar		Short	1	247,525	3/13/17		586	—
90 Day Eurodollar		Short	2	494,275	3/19/18		358	—
90 Day Eurodollar		Short	5	1,236,562	9/18/17		690	—
90 Day Sterling		Long	58	9,495,555	12/20/17		4,324	—
90 Day Sterling		Long	2	327,302	12/19/18		308	—
90 Day Sterling		Long	1	163,700	6/21/17		—	(51)
90 Day Sterling		Long	1	163,684	9/19/18		147	—
Australian 3 Yr. Bond		Long	1	85,325	9/15/16		—	(26)
Australian 10 Yr. Bond		Long	8	829,075	9/15/16		7,170	—
Canada 10 Yr. Bond		Long	4	447,674	12/19/16		412	—
CME Ultra Long Term U.S. Treasury Bond		Long	1	187,469	12/20/16		—	(525)
Euro BOBL		Long	12	1,788,154	9/08/16		—	(4,544)
Euro Schatz		Long	2	249,883	9/08/16		—	(311)
Euro-BTP Italian Government Bond		Long	2	324,596	9/08/16		1,739	—
Euro-Bund		Long	9	1,680,335	9/08/16		—	(1,466)
Euro-Buxl 30 Yr. Bond		Long	1	215,259	9/08/16		—	(3,569)
Euro-OAT		Long	2	359,822	9/08/16		—	(1,768)
Long Gilt		Long	6	1,036,308	12/28/16		832	—
U.S. Treasury 2 Yr. Note		Short	1	218,312	12/30/16		155	—
U.S. Treasury 10 Yr. Note		Long	6	785,531	12/20/16		—	(2,189)
U.S. Treasury Long Bond		Short	1	170,375	12/20/16		23	—
U.S. Treasury Long Bond		Long	10	1,703,750	12/20/16		—	(446)
				45,906,131			18,589	(38,393)
Total Futures Contracts				$60,279,884			$154,221	$(235,772)
Net unrealized appreciation (depreciation)								$(81,551)

[a] A portion or all of the contract is owned by K2 GMOF Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 6.

At August 31, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
					Settlement		Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Contract Amount	Date		Appreciation	Depreciation
OTC Forward Exchange Contracts
Chinese Yuan	MSCO	Sell	2,103,394	$316,738	9/21/16		$2,631	$—
Euro	MSCO	Buy	16,254	18,434	9/21/16		—	(286)
Euro	MSCO	Sell	579,604	644,225	9/21/16		25	(2,931)
Mexican Peso	MLCO	Buy	2,860,661	153,255	9/21/16		—	(1,453)
Russian Ruble	MSCO	Buy	11,501,840	176,409	9/21/16		1	(1,460)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

Forward Exchange Contracts (continued)
									Settlement			Unrealized		Unrealized
Currency			Counterparty[a]	Type		Quantity	Contract Amount		Date			Appreciation		Depreciation
OTC Forward Exchange Contracts (continued)
Russian Ruble			MSCO	Sell		45,920	$697		9/21/16		$	— $		(1)
Turkish Lira			MLCO	Sell		483,259	155,885		9/21/16			—		(6,740)
Australian Dollar			MSCO	Buy		1,665,000	1,258,506		9/23/16			903		(8,816)
Australian Dollar			MSCO	Sell		250,000	190,457		9/23/16			2,733		(54)
British Pound			MSCO	Buy		1,000	1,323		9/23/16			—		(10)
British Pound			MSCO	Sell		862,000	1,130,737		9/23/16			1,382		(3,250)
Canadian Dollar			MSCO	Buy		1,526,000	1,164,556		9/23/16			1,880		(2,651)
Canadian Dollar			MSCO	Sell		1,107,000	851,670		9/23/16			7,432		—
Euro			MSCO	Buy		322,000	358,334		9/23/16			1,237		(23)
Euro			MSCO	Sell		895,000	995,802		9/23/16			3,374		(6,934)
Japanese Yen			MSCO	Buy	157,767,000		1,530,473		9/23/16			5,987		(9,972)
Japanese Yen			MSCO	Sell		96,285,000	932,986		9/23/16			10,909		(9,538)
Mexican Peso			MSCO	Buy		1,281,000	68,827		9/23/16			—		(861)
Mexican Peso			MSCO	Sell		5,648,000	306,323		9/23/16			6,668		—
New Zealand Dollar			MSCO	Buy		784,000	571,018		9/23/16			47		(2,754)
New Zealand Dollar			MSCO	Sell		95,000	67,145		9/23/16			—		(1,720)
Swiss Franc			MSCO	Buy		262,000	270,587		9/23/16			—		(3,815)
Swiss Franc			MSCO	Sell		938,000	957,770		9/23/16			2,759		(78)
Total Forward Exchange Contracts												$47,968		$(63,347)
Net unrealized appreciation (depreciation)														$(15,379)

[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At August 31, 2016, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
							Unamortized
			Periodic				Upfront
		Payment Counterparty/			Notional	Expiration	Payments		Unrealized			Unrealized
Description			Rate	Exchange	Amount		Date	(Receipts)	Appreciation			Depreciation		Value
Centrally Cleared Swap Contracts
Contracts to Buy Protection
Single Name
Government of South
Africa		1.00%	ICE		$258,000	6/20/21	$17,589		$328	$		— $		17,917
Government of Turkey		1.00%	ICE		583,000	6/20/21	38,013		—			(838)		37,175
Total Credit Default Swap Contracts					$841,000		$55,602		$328			$(838	) $	55,092
Net unrealized appreciation (depreciation)												$(510)

Abbreviations

Counterparty/Exchange
ICE			Intercontinental Exchange, Inc.
MLCO	Merrill Lynch & Co., Inc.
MSCO	Morgan Stanley

Currency
ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2016 (unaudited)(continued)

Currency (contined)
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	United States Dollar

Selected Portfolio
CME	Chicago Mercantile Exchange
FTSE	Financial Times Stock Exchange
JSE	Johannesburg Stock Exchange
OAT	Obligations Assimilables du Tresor
TSX	Toronto Stock Exchange

Franklin Alternative Strategies Funds

Statement of Investments, August 31, 2016 (unaudited)

Franklin K2 Long Short Credit Fund	Country	Shares		Value
Closed End Mutual Funds 0.7%
Diversified Financial Services 0.7%
BlackRock Corporate High Yield Fund Inc.	United States	21,245		$231,146
BlackRock Credit Allocation Income Trust	United States	4,335		59,303
First Trust High Income Long / Short Fund	United States	3,747		59,427
MFS Multimarket Income Trust	United States	9,322		58,449
Wells Fargo Income Opportunities Fund	United States	6,947		58,563
Total Closed End Mutual Funds (Cost $456,799)				466,888
Common Stocks 0.6%
Health Care Providers & Services 0.0%†
[a]Community Health Systems Inc.	United States	1,751		18,701
Independent Power & Renewable Electricity Producers 0.6%
NRG Yield Inc., A	United States	12,806		206,048
NRG Yield Inc., C	United States	1,159		19,518
Pattern Energy Group Inc.	United States	7,831		186,378
				411,944
Total Common Stocks (Cost $428,461)				430,645
Preferred Stocks (Cost $68,780) 0.1%
Thrifts & Mortgage Finance 0.1%
[a]FHLMC, 8.375%, pfd., Z	United States	18,244		67,503
		Principal Amount*
Convertible Bonds 1.6%
Equity Real Estate Investment Trusts (REITs) 0.6%
[b]American Realty Capital Properties Inc., 3.00%, 8/01/18	United States	403,000		403,504
Independent Power & Renewable Electricity Producers 0.3%
[c]NRG Yield Inc., senior note, 144A, 3.50%, 2/01/19	United States	175,000		176,312
Mortgage Real Estate Investment Trusts (REITs) 0.7%
[b]iStar Inc., senior note, 3.00%, 11/15/16	United States	500,000		510,000
Total Convertible Bonds (Cost $1,139,813)				1,089,816
Corporate Bonds and Notes 33.3%
Aerospace & Defense 0.3%
United Technologies Corp., senior bond, 4.50%, 6/01/42	United States	160,000		190,113
Beverages 0.5%
Anheuser-Busch InBev Finance Inc., senior bond, 4.90%, 2/01/46	Belgium	290,000		352,150
Biotechnology 0.4%
Amgen Inc., senior bond, 4.40%, 5/01/45	United States	257,000		277,368
Commercial Services & Supplies 0.7%
RR Donnelley & Sons Co.,
senior bond, 6.50%, 11/15/23	United States	67,000		68,173
senior bond, 6.00%, 4/01/24	United States	327,000		326,182
senior bond, 6.625%, 4/15/29	United States	8,000		7,740
[b]senior note, 7.00%, 2/15/22	United States	45,000		47,109
				449,204
Construction & Engineering 0.7%
[c]Engility Corp., senior note, 144A, 8.875%, 9/01/24	United States	488,000		497,760
Construction Materials 0.4%
[b,c]Standard Industries Inc., senior note, 144A, 5.125%, 2/15/21	United States	286,000		303,160
Containers & Packaging 1.1%
[b]Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC, senior
secured note, first lien, 6.875%, 2/15/21	United States	750,000		778,126
Diversified Financial Services 4.4%
[b]Everi Payments Inc., senior note, 10.00%, 1/15/22	United States	578,000		550,545
[c]Garfunkelux Holdco 3 SA, senior note, 144A, 8.50%, 11/01/22	Luxembourg	339,000	GBP	460,626
[c]iPayment Inc., second lien, 144A, 9.50%, 12/15/19	United States	697,594		690,618
[c]Opal Acquisition Inc., senior note, 144A, 8.875%, 12/15/21	United States	419,000		353,007

Quarterly Statement of Investments | See Notes to Consolidated Statements of Investments.

Franklin Alternative Strategies Funds

Statement of Investments, August 31, 2016 (unaudited)(continued)

Franklin K2 Long Short Credit Fund	Country	Principal Amount*		Value
Corporate Bonds and Notes (continued)
Diversified Financial Services (continued)
[c]ROC Finance LLC / ROC Finance 1 Corp., secured note, second lien,
144A, 12.125%, 9/01/18	United States	931,000		$963,585
				3,018,381
Energy Equipment & Services 0.7%
[d]Petroleos Mexicanos, senior bond, Reg S, 6.875%, 8/04/26	Mexico	409,000		476,485
Equity Real Estate Investment Trusts (REITs) 0.4%
[c]Communications Sales & Leasing Inc., first lien, 144A, 6.00%, 4/15/23	United States	271,000		284,412
Food & Staples Retailing 0.1%
[c]Albertsons Cos. LLC / Safeway Inc. / New Albertson's Inc. / Albertson's
LLC, senior note, 144A, 5.75%, 3/15/25	United States	30,000		31,125
Food Products 0.4%
Kraft Heinz Foods Co., senior bond, 4.375%, 6/01/46	United States	235,000		255,251
Gas Utilities 0.2%
[c]NRG Yield Operating LLC, senior bond, 144A, 5.00%, 9/15/26	United States	141,000		141,353
Health Care Equipment & Supplies 0.5%
Mallinckrodt International Finance SA, senior note, 4.75%, 4/15/23	United States	75,000		69,984
Universal Hospital Services Inc., senior note, 7.625%, 8/15/20	United States	304,000		292,600
				362,584
Health Care Providers & Services 0.7%
Community Health Systems Inc., senior note,
7.125%, 7/15/20	United States	115,000		103,431
6.875%, 2/01/22	United States	47,000		39,245
IASIS Healthcare LLC / IASIS Capital Corp., senior note, 8.375%,
5/15/19	United States	113,000		102,971
Kindred Healthcare Inc., senior note, 8.75%, 1/15/23	United States	228,000		233,985
				479,632
Hotels, Restaurants & Leisure 3.0%
[b,c]Downstream Development Authority of the Quapaw Tribe of Oklahoma,
secured note, 144A, 10.50%, 7/01/19	United States	510,000		526,575
McDonald's Corp., senior bond, 4.875%, 12/09/45	United States	406,000		482,242
[c]Pizzaexpress Financing 2 PLC, senior secured note, first lien, 144A,
6.625%, 8/01/21	United Kingdom	543,000	GBP	713,069
[b]Scientific Games International Inc., senior note, 10.00%, 12/01/22	United States	343,000		318,990
				2,040,876
Internet & Direct Marketing Retail 0.5%
Amazon.com Inc., senior bond, 4.95%, 12/05/44	United States	291,000		367,396
Machinery 0.5%
Navistar International Corp., senior bond, 8.25%, 11/01/21	United States	37,000		30,588
[b]WireCo WorldGroup Inc., senior note, 9.50%, 5/15/17	United States	337,000		339,738
				370,326
Media 5.0%
[c]American Media Inc., 144A,
secured note, second lien, 5.50%, 9/01/21	United States	392,075		311,700
sub. note, zero cpn., 3/01/22	United States	2,561,010		1,280,505
[b]Comcast Corp., senior bond, 3.40%, 7/15/46	United States	200,000		197,553
[c]Lee Enterprises Inc., senior secured note, first lien, 144A, 9.50%,
3/15/22	United States	403,000		419,120
The McClatchy Co.,
senior bond, 7.15%, 11/01/27	United States	23,000		18,400
senior bond, 6.875%, 3/15/29	United States	288,000		210,240
senior secured note, first lien, 9.00%, 12/15/22	United States	206,000		210,120
[b]Postmedia Network Inc., secured note, second lien, 12.50%, 7/15/18	Canada	373,000		297,468
[c]Time Inc., senior note, 144A, 5.75%, 4/15/22	United States	480,000		475,800
				3,420,906

Franklin Alternative Strategies Funds

Statement of Investments, August 31, 2016 (unaudited)(continued)

Franklin K2 Long Short Credit Fund	Country	Principal Amount*		Value
Corporate Bonds and Notes (continued)
Metals & Mining 1.9%
AK Steel Corp.,
senior bond, 7.625%, 5/15/20	United States	750,000		$742,500
senior bond, 8.375%, 4/01/22	United States	225,000		226,125
senior note, 7.625%, 10/01/21	United States	352,000		341,880
				1,310,505
Multiline Retail 1.0%
J.C. Penney Corp. Inc., senior bond, 7.95%, 4/01/17	United States	683,000		706,905
Oil, Gas & Consumable Fuels 3.9%
[c]California Resources Corp., secured note, second lien, 144A, 8.00%,
12/15/22	United States	151,000		102,680
Kinder Morgan Inc., senior bond, 8.05%, 10/15/30	United States	178,000		208,421
[b,c]NGPL PipeCo LLC, 144A,
secured note, 7.119%, 12/15/17	United States	633,000		662,276
senior secured note, 9.625%, 6/01/19	United States	430,000		451,500
[c]Permian Resources LLC, first lien, 144A, 13.00%, 11/30/20	United States	21,000		24,123
Petrobras Global Finance BV,
senior bond, 5.75%, 1/20/20	Brazil	36,000		36,499
senior bond, 6.85%, 6/05/15	Brazil	71,000		59,640
senior note, 3.00%, 1/15/19	Brazil	164,000		158,703
senior note, 4.875%, 3/17/20	Brazil	498,000		489,285
senior note, 8.375%, 5/23/21	Brazil	142,000		153,140
senior note, 8.75%, 5/23/26	Brazil	89,000		97,918
[d]Petroleos de Venezuela SA, Reg S,
senior bond, 6.00%, 11/15/26	Venezuela	214,000		78,110
senior note, 6.00%, 5/16/24	Venezuela	381,624		143,109
				2,665,404
Paper & Forest Products 1.1%
Resolute Forest Products Inc., senior note, 5.875%, 5/15/23	United States	840,000		756,000
Pharmaceuticals 0.8%
[b,c]ConvaTec Healthcare SA, senior note, 144A, 10.50%, 12/15/18	Luxembourg	543,000		557,933
Semiconductors & Semiconductor Equipment 1.8%
Intel Corp., senior bond, 4.10%, 5/19/46	United States	208,000		227,621
[b,c]Micron Technology Inc., senior secured note, 144A, 7.50%, 9/15/23	United States	605,000		668,525
[c]NXP BV / NXP Funding LLC, senior note, 144A, 4.125%, 6/01/21	Netherlands	288,000		301,968
				1,198,114
Software 2.0%
Microsoft Corp., senior bond, 3.70%, 8/08/46	United States	529,000		551,071
[c]Open Text Corp., senior bond, 144A, 5.875%, 6/01/26	Canada	578,000		611,235
[b]Oracle Corp., senior bond, 4.00%, 7/15/46	United States	160,000		168,914
				1,331,220
Specialty Retail 0.3%
The Home Depot Inc., senior bond, 4.25%, 4/01/46	United States	160,000		186,487
Total Corporate Bonds and Notes (Cost $21,288,243)				22,809,176
Foreign Government and Agency Securities 5.6%
Government of Argentina,
7.82%, 12/31/33	Argentina	250,451	EUR	295,848
senior note, 8.75%, 6/02/17	Argentina	300,000		315,450
[d]senior note, Reg S, 6.875%, 4/22/21	Argentina	150,000		162,900
[d]Government of Bahrain, senior note, Reg S, 6.125%, 7/05/22	Bahrain	200,000		210,866
[d]Government of Cyprus, Reg S, 3.875%, 5/06/22	Cyprus	117,000	EUR	134,495
Government of Hellenic Republic,
[d]senior bond, Reg S, 3.00% to 2/24/20, 3.65% to 2/24/21, 4.30%
thereafter, 2/24/42	Greece	226,840	EUR	164,813
[c]senior note, 144A, 3.375%, 7/17/17	Greece	505,000	EUR	548,064
[c]senior note, 144A, 4.75%, 4/17/19	Greece	316,000	EUR	322,134
Government of Hungary, senior bond, 5.375%, 2/21/23	Hungary	58,000		65,859
[d]Government of Iraq, senior bond, Reg S, 5.80%, 1/15/28	Iraq	250,000		203,125

Franklin Alternative Strategies Funds

Statement of Investments, August 31, 2016 (unaudited)(continued)

Franklin K2 Long Short Credit Fund	Country	Principal Amount*			Value
Foreign Government and Agency Securities (continued)
[d]Government of Oman, senior note, Reg S, 3.625%, 6/15/21	Oman	200,000			$206,540
[d]Government of Paraguay, senior note, Reg S, 4.625%, 1/25/23	Paraguay	200,000			214,500
[d]Government of Qatar, senior note, Reg S, 2.375%, 6/02/21	Qatar	200,000			202,370
[d]Government of Russia, Reg S, 4.75%, 5/27/26	Russia	200,000			213,500
[d]Government of Ukraine, Reg S, 7.75%, 9/01/19	Ukraine	249,000			248,390

Letras 12/28/16 del Banco - 1/25/17 Central de la Republica Argentina, Strip,	Argentina	5,425,934	[i]	ARS	332,837
Total Foreign Government and Agency Securities (Cost $3,608,811)					3,841,691
Asset-Backed Securities and Commercial Mortgage-Backed Securities 31.6%
Banks 6.9%
[e]Wachovia Bank Commercial Mortgage 2007-C30 Trust, AJ, FRN,
5.413%, 12/15/43	United States	1,750,000			1,754,185
[e]Wachovia Bank Commercial Mortgage 2007-C31 Trust, AJ, FRN,
5.66%, 4/15/47	United States	2,715,000			2,719,536
[e]Washington Mutual Mortgage Pass-Through Certificates, 2006-4, 3A2B,
FRN, 0.604%, 5/25/36	United States	524,948			290,696
					4,764,417
Consumer Finance 0.3%
[e]Impac CMB 2004-11 Trust, 1A2, FRN, 1.044%, 3/25/35	United States	299,604			224,469
Diversified Financial Services 18.7%
[c,e]AMMC CLO XII Ltd. 2013-D1 Trust, 144A, FRN, 4.557%, 5/10/25	Cayman Islands	1,850,000			1,809,452
[c]Avant Loans Funding 2016-B Trust, A, 144A, 3.92%, 8/15/19	United States	548,052			551,635
[c]Avant Loans Funding 2016-C Trust, A, 144A, 2.96%, 9/16/19	United States	300,000			299,991
[e]Banc of America Funding 2006-G Trust, M1, FRN, 0.812%, 7/20/36	United States	3,500,000			2,315,913
[e]Bear Stearns ARM 2006-2 Trust, 4A1, FRN, 3.209%, 7/25/36	United States	120,865			105,643
[e]Bear Stearns ARM 2007-4 Trust, 22A1, FRN, 4.687%, 6/25/47	United States	114,424			104,931
[c,e]Cornerstone CLO Ltd. 2007-C Trust, 144A, FRN, 3.08%, 7/15/21	United States	1,000,000			972,183
Credit Suisse First Boston Mortgage Securities Corp., 1A2, 7.50%,
3/25/32	United States	659,290			709,672
[e]DSLA Mortgage Loan 2006-AR1 Trust, 2A1A, FRN, 1.407%, 4/19/47	United States	1,140,190			988,717
[e]Home Equity Mortgage Loan Asset-Backed 2001-A Trust, AV, FRN,
1.044%, 3/25/31	United States	107,940			97,707
[e]JP Morgan Mortgage 2006-A5 Trust, 6A1, FRN, 2.708%, 8/25/36	United States	707,994			575,941
[e]JP Morgan Mortgage 2007-A2 Trust, 2A1, FRN, 2.905%, 4/25/37	United States	458,792			408,078
[c,e]Katonah Ltd. 2007-B1L Trust, 144A, FRN, 3.715%, 4/23/22	United States	1,000,000			999,978
[e]National Collegiate Student Loan 2007-1 Trust, A3, FRN, 0.764%,
7/25/30	United States	500,000			469,784
[e]National Collegiate Student Loan 2007-4 Trust, A3A2, FRN, 6.50%,
3/25/38	United States	1,250,000			1,054,284
[e]WaMu Mortgage Pass-Through Certificates 2007-OA3 Trust, 2A1A,
FRN, 1.249%, 4/25/47	United States	98,048			87,738
[c,e]Waterfall Commercial Mortgage 2015-SBC5 Trust, A, 144A, FRN,
4.104%, 9/14/22	United States	1,256,045			1,243,066
					12,794,713
Thrifts & Mortgage Finance 5.7%
Banc of America Commercial Mortgage 2006-6 Trust, AJ, 5.421%,
10/10/45	United States	900,000			898,475
[e]IndyMac INDX Mortgage Loan 2004-AR14 Trust, 2A1A, FRN, 1.244%,
1/25/35	United States	816,592			628,901
[e]IndyMac INDX Mortgage Loan 2005-AR13 Trust, 4A1, FRN, 2.887%,
8/25/35	United States	588,796			516,521
[e]IndyMac INDX Mortgage Loan 2005-AR16IP Trust, A1, FRN, 1.164%,
7/25/45	United States	415,150			342,816
[e]IndyMac INDX Mortgage Loan 2007-AR7 Trust, 1A1, FRN, 0.824%,
6/25/37	United States	2,909,324			1,507,646
					3,894,359
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $20,943,188)					21,677,958

Franklin Alternative Strategies Funds

Statement of Investments, August 31, 2016 (unaudited)(continued)

Franklin K2 Long Short Credit Fund	Country	Number of Contracts		Value
Options Purchased 0.1%
Calls – Exchange-Traded
Health Care Providers & Services 0.0%†
Community Health Systems Inc., September Strike Price $16.00,
Expires 9/16/16	United States		34	$34
			Notional
		Counterparty	Amount*
Payer Swaptions - Over-the-Counter
Interest Rate 0.0%†
Pay fixed 10 year 2.00%, receive float 6-month USD LIBOR, Expires
10/21/16	United States	JPHQ	678,000	1,094
		Number of Contracts
Puts – Exchange-Traded
Diversified Financial Services 0.1%
S&P 500 Index, September Strike Price $2,075.00, Expires 9/30/16	United States		42	35,280
Machinery 0.0%†
Navistar International Corp., January Strike Price $8.00, Expires 1/19/18	United States		76	17,100
Multiline Retail 0.0%†
Sears Holdings Corp., January Strike Price $10.00, Expires 1/19/18	United States		76	23,180
Specialty Retail 0.0%†
Best Buy Co. Inc., September Strike Price $31.00, Expires 9/09/16	United States		30	750
Total Options Purchased (Cost $92,343)				77,438
		Principal Amount*
U.S. Government and Agency Securities 3.3%
U.S. Treasury Note,
1.125%, 8/31/21	United States		538,000	536,130
1.50%, 8/15/26	United States		1,720,000	1,707,437
Total U.S. Government and Agency Securities (Cost $2,246,042)				2,243,567
Total Investments before Short Term Investments (Cost $50,272,480)				52,704,682
			Shares
Short Term Investments 21.7%
Money Market Funds (Cost $13,438,872) 19.6%
[f]Fidelity Investments Money Market Funds, 0.26%	United States		13,438,872	13,438,872
		Principal Amount*
Repurchase Agreements (Cost $1,397,214) 2.1%
[g]Joint Repurchase Agreement, 0.303%, 9/01/16 (Maturity Value
$1,397,226)	United States		1,397,214	1,397,214
BNP Paribas Securities Corp. (Maturity Value $570,753)
Deutsche Bank Securities Inc. (Maturity Value $241,454)
HSBC Securities (USA) Inc. (Maturity Value $570,753)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $14,266)
Collateralized by U.S. Government Agency Securities, 0.75% - 1.875%,
7/14/17 - 8/17/21; [h]U.S. Treasury Bill, 9/15/16; and U.S. Treasury Note,
0.75% - 2.625%, 6/30/17 - 11/15/20 (valued at $1,426,133)
Total Investments (Cost $65,108,566) 98.6%				67,540,768
Securities Sold Short (10.9)%				(7,461,355)
Other Assets, less Liabilities 12.3%				8,441,121
Net Assets 100.0%				$68,520,534

		Principal Amount*		Value
Securities Sold Short (10.9)%
Corporate Bonds and Notes (6.3)%
Auto Components (0.9)%
MPG Holdco I Inc., senior note, 7.375%, 10/15/22	United States		576,000	(596,517)
Chemicals (3.3)%
CF Industries Inc., senior bond, 3.45%, 6/01/23	United States		575,000	(574,799)
[c]CVR Partners LP / CVR Nitrogen Finance Corp., 144A, 9.25%, 6/15/23	United States		102,000	(101,490)

Franklin Alternative Strategies Funds

Statement of Investments, August 31, 2016 (unaudited)(continued)

Franklin K2 Long Short Credit Fund	Country	Principal Amount*
Securities Sold Short (continued)
Corporate Bonds and Notes (continued)
Chemicals (continued)
[d]K+S AG, senior note, Reg S,
4.125%, 12/06/21	Germany	117,000	EUR	$(148,325)
3.00%, 6/20/22	Germany	300,000	EUR	(357,342)
Mosaic Co., senior bond, 4.25%, 11/15/23	United States	500,000		(534,003)
Potash Corp. of Saskatchewan Inc., senior bond, 3.00%, 4/01/25	Canada	500,000		(508,311)
				(2,224,270)
Commercial Services & Supplies (0.5)%
United Rentals North America Inc., senior bond, 5.50%, 7/15/25	United States	326,000		(337,003)
Food & Staples Retailing (0.1)%
[d,e]Iglo Foods BondCo PLC, senior secured note, first lien, FRN, Reg S,
4.237%, 6/15/20	United Kingdom	71,000	EUR	(79,533)
Health Care Providers & Services (0.0)%†
Tenet Healthcare Corp., senior note, 6.75%, 6/15/23	United States	21,000		(20,094)
Machinery (0.3)%
[d]Selecta Group BV, senior secured note, first lien, Reg S, 6.50%, 6/15/20	Switzerland	212,000	EUR	(210,763)
Media (0.0)%†
[c]CCO Holdings LLC / CCO Holdings Capital Corp., senior note, 144A,
5.875%, 4/01/24	United States	22,000		(23,760)
Metals & Mining (0.3)%
Freeport-McMoRan Inc., senior note, 3.55%, 3/01/22	United States	212,000		(185,500)
Trading Companies & Distributors (0.9)%
GATX Corp., senior bond, 4.85%, 6/01/21	United States	576,000		(624,222)
Total Corporate Bonds and Notes (Proceeds $4,162,710)				(4,301,662)
Foreign Government and Agency Securities (Proceeds $330,448) (0.5)%
Italy Treasury Bond, 1.60%, 6/01/26	Italy	282,000		(327,835)
U.S. Government & Agency Securities (Proceeds $2,839,893) (4.1)%
U.S. Treasury Bond, 2.50%, 5/15/46	United States	2,676,000		(2,831,858)
Total Securities Sold Short (Proceeds $7,333,051)				$(7,461,355)

†Rounds to less than 0.1% of net assets.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bA portion or all of the security has been segregated as collateral for securities sold short, open swap, forward and futures contracts. At August 31, 2016, the aggregate value of these securities and/or cash pledged amounted to $11,072,900, representing 16.2% of net assets.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At August 31, 2016, the aggregate value of these securities was $17,630,220, representing 25.7% of net assets.
dSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of
Trustees. At August 31, 2016, the aggregate value of these securities was $1,863,240, representing 2.7% of net assets.
eThe coupon rate shown represents the rate at period end.
fThe rate shown is the annualized seven-day yield at period end.
gInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At
August 31, 2016, all repurchase agreements had been entered into on that date.
hThe security was issued on a discount basis with no stated coupon rate.
iPrincipal amount is stated in 1,000 Argentine Peso Units.

Franklin Alternative Strategies Funds

Statement of Investments, August 31, 2016 (unaudited)(continued)

At August 31, 2016, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts
			Number of		Notional		Expiration		Unrealized		Unrealized
Description			Type	Contracts	Value		Date		Appreciation		Depreciation
Equity Contracts
S&P 500 E-Mini Index			Short	2	$216,950		9/16/16	$	— $		(7,951)
Interest Rate Contracts
90 Day Eurodollar			Short	4	988,800		12/18/17		—		(1,258)
U.S. Treasury 10 Yr. Note			Short	1	130,922		12/20/16		—		(25)
U.S. Treasury Long Bond			Short	4	681,500		12/20/16		86		—
					1,801,222				86		(1,283)
Total Futures Contracts				$	2,018,172				$86		$(9,234)
Net unrealized appreciation (depreciation)											$(9,148)

At August 31, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
							Settlement		Unrealized		Unrealized
Currency	Counterparty[a] Type			Quantity	Contract Amount		Date		Appreciation		Depreciation
OTC Forward Exchange Contracts
Chinese Yuan	MSCO		Sell	5,321,200	$803,850		9/21/16		$9,217		$—
Euro	MSCO		Buy	1,096,311	1,227,797		9/21/16		2,151		(5,912)
Euro	MSCO		Sell	2,391,030	2,694,910		9/21/16		29,578		(4,264)
Japanese Yen	MSCO		Buy	27,317,680	259,389		9/21/16		4,901		—
Japanese Yen	MSCO		Sell	47,282,473	450,177		9/21/16		—		(7,266)
Mexican Peso	MLCO		Buy	48,130	2,579		9/21/16		—		(24)
Mexican Peso	MSCO		Buy	4,771,386	253,270		9/21/16		2,892		(2,967)
Mexican Peso	MSCO		Sell	801,733	43,501		9/21/16		957		—
Russian Ruble	MSCO		Buy	32,179,552	488,344		9/21/16		1,690		(564)
Russian Ruble	MSCO		Sell	16,089,776	244,284		9/21/16		—		(451)
South Korean Won	MSCO		Sell	315,236,424	270,149		9/21/16		—		(12,548)
Turkish Lira	MLCO		Buy	413,860	139,323		9/21/16		—		(52)
Turkish Lira	MLCO		Sell	1,149,293	380,591		9/21/16		—		(6,168)
British Pound	JPHQ		Sell	910,000	1,292,082		9/30/16		96,193		—
Euro	JPHQ		Sell	60,000	67,701		9/30/16		684		—
Total Forward Exchange Contracts									$148,263		$(40,216)
Net unrealized appreciation (depreciation)									$108,047

[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At August 31, 2016, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
					Unamortized
Periodic					Upfront
Payment		Counterparty/	Notional	Expiration	Payments		Unrealized		Unrealized
Description	Rate	Exchange Amount[a]			Date	(Receipts)	Appreciation		Depreciation		Value Rating [b]
Centrally Cleared Swap Contracts
Contracts to Buy Protection
Traded Index
CDX.NA.HY.25	5.00%	ICE	1,445,400	12/20/20	$14,454	$	— $		(86,200	) $	(71,746)

Single Name
Government of Turkey	1.00%	ICE	504,000	12/20/20	41,464		—		(15,889)		25,575
Government of Turkey	1.00%	ICE	303,000	6/20/21	22,054		—		(2,733)		19,321

Franklin Alternative Strategies Funds

Statement of Investments, August 31, 2016 (unaudited)(continued)

Credit Default Swap Contracts (continued)
						Unamortized
	Periodic					Upfront
	Payment Counterparty/		Notional		Expiration	Payments	Unrealized	Unrealized
Description	Rate	Exchange Amount[a]			Date	(Receipts) Appreciation Depreciation					Value Rating [b]
Centrally Cleared Swap Contracts (continued)
Government of South
Africa	1.00%	ICE	407,000		6/21/21	$38,114 $	— $	(9,849	) $		28,265

Contracts to Sell Protection[c]
Single Name
Government of Brazil	1.00%	ICE	339,000		6/20/21	(38,629)	14,848	—		(23,781	) BB
Government of Russia	1.00%	ICE	457,000		6/20/21	(33,432)	9,201	—		(24,231	) BB+

Total Centrally Cleared Swap Contracts						$44,025	$24,049	$(114,671	) $	(46,597)
OTC Swap Contracts
Contracts to Buy Protection
Single Name
American Axle &
Manufacturing Inc.	5.00%	JPHQ	570,000		6/20/21	(27,615)	—	(40,213)		(67,828)
Boparan Finance PLC	5.00%	GSCO	317,000	EUR	6/20/21	(6,509)	—	(7,719)		(14,228)
Catepillar Financial
Services Corp.	1.00%	JPHQ	882,000		6/20/21	3,589	—	(17,146)		(13,557)
Domtar Corp.	1.00%	JPHQ	679,000		6/20/21	29,539	—	(20,260)			9,279
Galapagos Holding SA	5.00%	JPHQ	141,000	EUR	6/20/21	21,020	—	(13,696)			7,324
Itochu Corp.	1.00%	GSCO	20,022,000	JPY	6/20/21	(4,111)	—	(1,332)		(5,443)
Marubeni Corp.	1.00%	GSCO	62,079,000	JPY	6/20/21	3,682	—	(17,830)		(14,148)
Pizzaexpress
Financing 1 PLC	5.00%	JPHQ	651,000	EUR	6/20/21	(32,076)	64,786	—			32,710
Sprint Nextel	5.00%	JPHQ	105,000		6/20/19	11,286	—	(13,932)		(2,646)
Sprint Nextel	5.00%	JPHQ	217,000		6/20/21	46,737	—	(41,732)			5,005
Sprint Nextel	5.00%	MSCO	112,000		6/20/21	3,891	—	(1,308)			2,583
Stena AB	5.00%	JPHQ	317,000	EUR	6/20/19	6,942	—	(11,848)		(4,906)
Total OTC Swap Contracts						$56,375	$64,786	$(187,016	) $	(65,855)
Total Credit Default Swap Contracts			89,547,400			$100,400	$88,835	$(301,687	) $	(112,452)
Net unrealized appreciation (depreciation)								$(212,852)
[a] In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
[b] Based on Standard and Poor's (S&P) Rating for single name swaps.
[c] The Fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.

At August 31, 2016, the Fund had the following total return swap contracts outstanding. See Note 3.

Total Return Swap Contracts
					Counter-		Expiration	Unrealized			Unrealized
Underlying Instrument		Financing Rate			Party	Notional Value	Date	Appreciation			Depreciation
OTC Swap Contracts
Fixed Income Contracts - Short
iBoxx USD Liquid High Yield Index		LIBOR			JPHQ	$113,000	9/20/16	$		— $	(2,145)
iBoxx USD Liquid High Yield Index		LIBOR			JPHQ	244,998	9/20/16			—	(10,241)
iBoxx USD Liquid High Yield Index		LIBOR			MSCS	150,000	9/20/16			—	(2,224)
iBoxx USD Liquid High Yield Index		LIBOR			JPHQ	153,000	12/20/16			—	(45)
iBoxx USD Liquid High Yield Index		LIBOR			JPHQ	153,000	12/20/16			—	(5)
iBoxx USD Liquid High Yield Index		LIBOR			JPHQ	153,000	12/20/16			—	(81)
Total Return Swap Contracts								$		— $	(14,741)
Net unrealized appreciation (depreciation)											$(14,741)

Franklin Alternative Strategies Funds

Statement of Investments, August 31, 2016 (unaudited)(continued)

Abbreviations

Counterparty/Exchange
GSCO	The Goldman Sachs Group, Inc.
ICE	Intercontinental Exchange, Inc.
JPHQ	JP Morgan Chase & Co.
MLCO	Merrill Lynch & Co., Inc.
MSCO	Morgan Stanley
MSCS	Morgan Stanley Capital Services LLC
Currency
ARS	Argentine Peso
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar
Selected Portfolio
ARM	Adjustable Rate Mortgage
CLO	Collateralized Loan Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FRN	Floating Rate Note
LIBOR	London InterBank Offered Rate
REIT	Real Estate Investment Trust

Franklin Alternative Strategies Funds

Notes to Consolidated Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 as an open-end management investment company, consisting of four separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles. Franklin K2 Alternative Strategies Fund, Franklin K2 Global Macro Opportunities Fund and Franklin K2 Long Short Credit Fund (Funds) are included in this report. Franklin K2 Global Macro Opportunities Fund commenced operations on July 11, 2016. Effective August 1, 2016, Franklin K2 Global Macro Opportunities Fund began publicly offering its shares.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to commodity price, interest rate, certain foreign currencies and equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

Certain or all Funds entered into OTC total return swap contracts primarily to manage and/or gain exposure to interest rate, equity price and credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

Certain or all Funds purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to equity price, interest rate and foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

The following funds have invested in derivatives during the period.

Franklin K2 Alternative Strategies Fund – Futures, forwards, swaps and options Franklin K2 Global Macro Opportunities Fund – Futures, forwards and swaps

Franklin K2 Long Short Credit Fund – Futures, forwards, swaps and options

4. INCOME TAXES

At August 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin K2	Franklin K2	Franklin K2
	Alternative	Global Macro	Long Short
	Strategies Fund	Opportunities Fund	Credit Fund

Cost of investments	$1,111,474,694	$18,165,461	$65,294,761

Unrealized appreciation	$66,075,857	$39,241	$2,650,331
Unrealized depreciation	(18,574,358)	(1,082)	(404,324)
Net unrealized appreciation (depreciation)	$47,501,499	$38,159	$2,246,007

5. UNFUNDED LOAN COMMITMENTS
The Franklin K2 Alternative Strategies Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Consolidated Statements of Investments.

At August 31, 2016, unfunded commitments were as follows:
			Unfunded
Borrower			Commitment
Asurion LLC, Term Loan, 9.50%, 8/11/21			$525,000
Boyd Gaming Corp., Term Loan B, 3.00%, 8/16/23			65,223
California Resources Corp., Term Loan,10.38%, 12/31/21			635,000
Chesapeake Energy Corp., Term Loan, 7.50%, 8/23/21			468,445
			$1,693,668

6. INVESTMENTS IN K2 HOLDINGS INVESTMENT CORP. and K2 GMOF HOLDINGS CORP. (K2 SUBSIDIARIES)

Certain or all Funds invest in certain financial instruments and commodity-linked derivative investments through their respective investments in the K2 Subsidiaries. Both K2 Subsidiaries are Cayman Islands exempted companies with limited liability, are wholly-owned subsidiaries of their respective Funds, and are able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of their respective Funds. At August 31, 2016, the K2 Subsidiaries’ investments, as well as any other assets and liabilities of the K2 Subsidiaries, are reflected in the Funds’ Consolidated Statements of Investments. At August 31, 2016, the Funds’ investments in the K2 Subsidiaries were as follows:

		Consolidated	Subsidiary	% of Consolidated
Fund Name	Subsidiary Name[a]	Net Assets	Net Assets	Net Assets
Franklin K2 Alternative Strategies Fund	K2 Holdings Investment Corp.	$1,187,011,000	$26,690,250	2.2%
Franklin K2 Global Macro Opportunities Fund	K2 GMOF Holdings Corp.	$24,695,433	$5,528,856	22.4%

[a] The Funds’ investments in their respective K2 Subsidiaries are limited to 25% of consolidated assets.

7. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of August 31, 2016, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Franklin K2 Alternative Strategies Fund
Assets:
Investments in Securities:
Common Stocks and Other Equity Interests[a]	$373,672,299	$—		$—	$373,672,299
Exchange Traded Funds	186,493	—		—	186,493
Convertible Preferred Stocks	2,340,915	8,506,147		—	10,847,062
Preferred Stocks	2,290,661	952,231		—	3,242,892
Convertible Bonds	—	195,551,059		—	195,551,059
Convertible Bonds in Reorganization	—	26,110		—	26,110
Corporate Bonds and Notes	—	219,839,571		—	219,839,571
Corporate Bonds and Notes in Reorganization	—	5,492,683		—	5,492,683
Senior Floating Rate Interests	—	1,947,762		—	1,947,762
Foreign Government and Agency Securities	—	29,870,230		—	29,870,230
Asset-Backed Securities and Commercial Mortgage-Backed Securities	—	28,458,841		—	28,458,841
Options Purchased	4,416,466	46,075		—	4,462,541
U.S. Government and Agency Securities	16,042,129	—		—	16,042,129
Short Term Investments	226,884,595	42,451,926		—	269,336,521
Total Investments in Securities	$625,833,558	$533,142,635		$—	$1,158,976,193
Other Financial Instruments:
Futures Contracts	$5,157,306	$—		$—	$5,157,306
Forward Exchange Contracts	—	6,519,852		—	6,519,852
Swap Contracts	—	5,862,322		—	5,862,322
Unfunded Loan Commitments	—	53,470		—	53,470
Total Other Financial Instruments	$5,157,306	$12,435,644		$—	$17,592,950

Liabilities:
Other Financial Instruments:
Options Written	$519,322	$—		$—	$519,322
Securities Sold Short[a]	248,525,116	6,470,183		—	254,995,299
Futures Contracts	4,462,046	—		—	4,462,046
Forward Exchange Contracts	—	4,955,491		—	4,955,491

Swap Contracts	—	3,354,814	—	3,354,814
Total Other Financial Instruments	$253,506,484	$14,780,488	$—	$268,286,972

	Level 1	Level 2	Level 3	Total
Franklin K2 Global Macro Opportunities Fund
Assets:
Investments in Securities:[a]
Corporate Bonds and Notes	$—	$953,518	$—	$953,518
Foreign Government and Agency Securities	—	1,799,217	—	1,799,217
Short Term Investments	11,166,916	4,283,969	—	15,450,885
Total Investments in Securities	$11,166,916	$7,036,704	$—	$18,203,620
Other Financial Instruments:
Futures Contracts	$154,221	$—	$—	$154,221
Forward Exchange Contracts	—	47,968	—	47,968
Swap Contracts	—	328	—	328
Total Other Financial Instruments	$154,221	$48,296	$—	$202,517

Liabilities:
Other Financial Instruments:
Futures Contracts	$235,772	$—	$—	$235,772
Forward Exchange Contracts	—	63,347	—	63,347
Swap Contracts	—	838	—	838
Total Other Financial Instruments	$235,772	$64,185	$—	$299,957

	Level 1	Level 2	Level 3	Total
Franklin K2 Long Short Credit Fund
Assets:
Investments in Securities:a
Closed End Mutual Funds	$466,888	$—	$—	$466,888
Common Stocks	430,645	—	—	430,645
Preferred Stocks	67,503	—	—	67,503
Convertible Bonds	—	1,089,816	—	1,089,816
Corporate Bonds and Notes	—	22,809,176	—	22,809,176
Foreign Government and Agency Securities	—	3,841,691	—	3,841,691
Asset-Backed Securities and Commercial Mortgage-Backed Securities	—	21,453,489	224,469	21,677,958
Options Purchased	76,344	1,094	—	77,438
U.S. Government and Agency Securities	—	2,243,567	—	2,243,567
Short Term Investments	13,438,872	1,397,214	—	14,836,086
Total Investments in Securities	$14,480,252	$52,836,047	$224,469	$67,540,768
Other Financial Instruments:
Futures Contracts	$86	$—	$—	$86
Forward Exchange Contracts	—	148,263	—	148,263
Swap Contracts	—	88,835	—	88,835
Total Other Financial Instruments	$86	$237,098	$—	$237,184

Liabilities:
Other Financial Instruments:
Securities Sold Short[a]	$—	$7,461,355	$—	$7,461,355
Futures Contracts	9,234	—	—	9,234
Forward Exchange Contracts	—	40,216	—	40,216
Swap Contracts	—	316,428	—	316,428
Total Other Financial Instruments	$9,234	$7,817,999	$—	$7,827,233

[a] For detailed categories, see the accompanying Consolidated Statements of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

8. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Consolidated Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Statement of Investments, August 31, 2016 (unaudited)
Franklin Pelagos Commodities Strategy Fund
	Principal
	Amount	Value

U.S. Government and Agency Securities 32.9%
FFCB, 0.96%, 7/27/18	$10,000,000	$9,991,780
FHLMC, 1.25%, 7/26/19	10,000,000	9,981,330
U.S. Treasury Note, 0.75%, 10/31/17	23,000,000	23,009,890
Total U.S. Government and Agency Securities (Cost $43,027,447)		42,983,000

	Number of
	Contracts

Options Purchased (Cost $272,407) 0.2%
Puts - Exchange-Traded
[a] WTI Crude Oil, October Strike Price $42, Expires 10/17/16	225	272,250
Total Investments before Short Term Investments (Cost $43,299,854)		43,255,250

	Principal
	Amount

Short Term Investments 67.8%
U.S. Government and Agency Securities 67.8%
[a] FFCB, 9/01/16	$1,440,000	1,440,000
[a] FHLB, 9/01/16	2,870,000	2,870,000
[b] U.S. Treasury Bill,
[a,c] 10/13/16	46,400,000	46,385,905
5/25/17	15,000,000	14,952,210
7/20/17	23,000,000	22,887,783
Total U.S. Government and Agency Securities (Cost $88,517,909)		88,535,898
Total Investments (Cost $131,817,763) 100.9%		131,791,148
Options Written (0.2)%		(209,250)
[d] Other Assets, less Liabilities (0.7)%.		(926,575)
Net Assets 100.0%.		$130,655,323
	Number of
	Contracts

Options Written (Premiums received $209,250) (0.2)%
Calls - Exchange-Traded
[a] WTI Crude Oil, October Strike Price $49, Expires 10/17/16	225	(209,250)

aA portion or all of the security is owned by FPC Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 6.
bThe security was issued on a discount basis with no stated coupon rate.
cA portion or all of the security has been segregated as collateral for open futures contracts. At August 31, 2016, the value of this security and/or cash pledged amounted to
$2,419,330, representing 1.9% of net assets.
dIncludes unrealized appreciation/depreciation on open commodity futures contracts, as well as other assets and liabilities.

Quarterly Consolidated Statement of Investments | See Notes to Consolidated Statement of Investments. | 1

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

At August 31, 2016, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts[a]
	Number of		Notional	Expiration		Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation		Depreciation
Commodity Contracts
Brent Crude Oil.	Long	225	$10,728,000	11/30/16		$—	$(157)
Natural Gas	Long	110	3,303,300	10/27/16		—	(737)
WTI Crude Oil	Long	225	10,194,750	10/20/16		—	(158)
Total Futures Contracts			$24,226,050			$—	$(1,052)
Net unrealized appreciation (depreciation)							$(1,052)

At August 31, 2016, the Fund had the following commodity-linked total return swap contracts outstanding. See Note 3.

Commodity-Linked Total Return Swap Contracts[a]
	Pays			Notional	Expiration	Unrealized	Unrealized
Underlying Instruments	Fixed Rate		Counterparty	Value	Date	Appreciation	Depreciation
OTC Swap Contracts
Long
FP Custom Master Index[b]	0.22%		MSCS	$105,700,000	9/30/16	—	—

aA portion or all of the contract is owned by FPC Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 6.
bRepresents a custom index comprised of a basket of underlying instruments. Additional information regarding the custom basket’s underlying instruments and their respective values including fees are as follows:

		Unrealized	Unrealized
Underlying Instruments	Notional Value[c]	Appreciation	Depreciation
Bloomberg Commodity Aluminum Subindex	$2,853,900	$—	$—
Bloomberg Commodity Coffee Subindex 3 Month Forward	3,171,000	—	—
Bloomberg Commodity Copper Subindex	4,333,700	—	—
Bloomberg Commodity Corn Subindex	10,992,800	—	—
Bloomberg Commodity Cotton Subindex 3 Month Forward	1,796,900	—	—
Bloomberg Commodity Gold Subindex	22,619,800	—	—
Bloomberg Commodity Heating Oil Subindex	5,919,200	—	—
Bloomberg Commodity Kansas Wheat Subindex	4,650,800	—	—
Bloomberg Commodity Lean Hogs Subindex	2,325,400	—	—
Bloomberg Commodity Live Cattle Subindex	3,171,000	—	—
Bloomberg Commodity Natural Gas Subindex	11,732,700	—	—
Bloomberg Commodity Nickel Subindex	3,065,300	—	—
Bloomberg Commodity Silver Subindex.	6,342,000	—	—
Bloomberg Commodity Soybean Meal Subindex	3,699,500	—	—
Bloomberg Commodity Soybean Oil Subindex	3,593,800	—	—
Bloomberg Commodity Sugar Subindex 3 Month Forward	5,813,500	—	—
Bloomberg Commodity Unleaded Gasoline Subindex	2,219,700	—	—
Bloomberg Commodity Wheat Subindex	3,171,000	—	—
Bloomberg Commodity Zinc Subindex.	4,228,000	—	—
Total custom index	$105,700,000	$—	$—

cNotional value represents the fair value of each underlying instrument (including the financing rate fee which is calculated based on the custom swap contract’s original notional value of $105,700,000, allocated to each underlying instrument on a pro-rata basis).

|2

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Notes to Consolidated Statement of Investments (unaudited)

Franklin Pelagos Commodities Strategy Fund

1. ORGANIZATION

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 as an open-end management investment company, consisting of four separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles. Franklin Pelagos Commodities Strategy Fund (Fund) is included in this report.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Derivative financial instruments listed on an exchange are valued at the official closing price of the day. Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into exchange traded futures contracts primarily to gain exposure to commodity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

The Fund entered into OTC commodity-linked total return swap contracts primarily to gain exposure to commodity price risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

The Fund purchased or wrote exchange traded option contracts primarily to manage and/or gain exposure to commodity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

|4

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

4. INCOME TAXES

At August 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments.							$131,837,933

Unrealized appreciation								$25,757
Unrealized depreciation								(72,542)
Net unrealized appreciation (depreciation)								$(46,785)

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended August 31, 2016, the Fund held investments in affiliated management investment companies as follows:

								% of
								Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio	836,916	12,847,178	(13,684,094)	—	$ —	$ —	$—	—%

6. INVESTMENTS IN FPC HOLDINGS CORP. (FP SUBSIDIARY)

The Fund invests in certain financial instruments and commodity-linked derivative investments through its investment in the FP
Subsidiary. The FP Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the
Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At August 31, 2016, the FP Subsidiary’s investments as well as any other assets and liabilities of the FP Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At August 31, 2016, the net assets of the FP
Subsidiary were $28,525,491, representing 21.8% of the Fund’s consolidated net assets. The Fund’s investment in the FP Subsidiary is limited to 25% of consolidated assets.

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

• Level 1 – quoted prices in active markets for identical financial instruments

• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

|5

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

7. FAIR VALUE MEASUREMENTS (continued)

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of August 31, 2016, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
U.S. Government and Agency Securities	$—	$42,983,000	$—	$42,983,000
Options Purchased	272,250	—	—	272,250
Short Term Investments	84,225,898	4,310,000	—	88,535,898
Total Investments in Securities	$84,498,148	$47,293,000	$—	$131,791,148

Liabilities:
Other Financial Instruments:
Options Written	$209,250	$—	$—	$209,250
Futures Contracts	1,052	—	—	1,052
Total Other Financial Instruments	$210,302	$—	$—	$210,302

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Consolidated Statement of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Counterparty	Selected Portfolio
MSCS Morgan Stanley Capital Services, LLC	FFCB	Federal Farm Credit Bank
	FHLB	Federal Home Loan Bank
	FHLMC	Federal Home Loan Mortgage Corp.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|6

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

       Finance and Administration

Date  October 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

       Finance and Administration

Date  October 26, 2016

By /s/ Robert G. Kubilis

      Robert G. Kubilis

      Chief Financial Officer and

       Chief Accounting Officer

Date  October 26, 2016